UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.1%
Information Technology - 11.9%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	1,290	$329,337
Juniper Networks, Inc.	23,009	559,809
Nokia Oyj	68,660	379,148
Nokia Oyj (Sponsored ADR) - Class A	122,979	672,695

		1,940,989

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	3,164	272,515
Halma PLC	13,290	219,993
Horiba Ltd.	4,200	327,012
Ingenico Group SA	3,310	268,663
Keyence Corp.	400	249,863
Murata Manufacturing Co., Ltd.	1,100	151,835

		1,489,881

Internet Software & Services - 3.3%
Alibaba Group Holding Ltd. (ADR) (a)	2,930	537,773
Alphabet, Inc. - Class C (a)	4,088	4,217,957
eBay, Inc. (a)	4,940	198,786
Facebook, Inc. - Class A (a)	23,000	3,675,170
Tencent Holdings Ltd.	10,100	542,163
Yahoo Japan Corp.	82,700	387,110

		9,558,959

IT Services - 2.0%
Booz Allen Hamilton Holding Corp.	11,531	446,480
Capgemini SE	2,100	262,026
Cognizant Technology Solutions Corp. - Class A	6,006	483,483
Fiserv, Inc. (a)	6,880	490,613
Fujitsu Ltd.	18,000	109,385
PayPal Holdings, Inc. (a)	13,483	1,022,955
Visa, Inc. - Class A	23,920	2,861,311

		5,676,253

Semiconductors & Semiconductor Equipment - 2.5%
ams AG	4,270	448,394
Applied Materials, Inc.	1,594	88,642
ASM International NV	2,690	196,702
ASML Holding NV	3,161	626,806
Disco Corp.	800	170,994
Infineon Technologies AG	11,240	302,280
Intel Corp.	32,193	1,676,611
NVIDIA Corp.	1,369	317,047
SCREEN Holdings Co., Ltd.	2,500	225,822
Siltronic AG (a)	2,590	444,217
SUMCO Corp.	10,300	269,011
Taiwan Semiconductor Manufacturing Co., Ltd.	62,000	525,153
Texas Instruments, Inc.	2,080	216,091
Tokyo Electron Ltd.	800	147,993
Xilinx, Inc.	20,547	1,484,315

		7,140,078

Company	Shares	U.S. $ Value
Software - 1.6%
Activision Blizzard, Inc.	9,668	$652,204
Adobe Systems, Inc. (a)	6,690	1,445,575
Electronic Arts, Inc. (a)	3,930	476,473
Nintendo Co., Ltd.	700	310,991
Oracle Corp.	28,552	1,306,254
Red Hat, Inc. (a)	1,408	210,510
salesforce.com, Inc. (a)	1,850	215,155
Temenos Group AG (a)	1,310	157,081

		4,774,243

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	11,920	1,999,938
Hewlett Packard Enterprise Co.	8,190	143,653
HP, Inc.	33,875	742,540
NCR Corp. (a)	9,220	290,614
Samsung Electronics Co., Ltd.	80	186,918
Xerox Corp.	15,067	433,628

		3,797,291

		34,377,694

Real Estate - 9.9%
Diversified Real Estate Activities - 0.7%
Kerry Properties Ltd.	31,500	142,442
Leopalace21 Corp.	27,100	222,388
Mitsubishi Estate Co., Ltd.	13,800	231,170
Mitsui Fudosan Co., Ltd.	27,000	651,814
Sumitomo Realty & Development Co., Ltd.	6,000	224,199
Sun Hung Kai Properties Ltd.	9,000	142,857
UOL Group Ltd.	58,900	386,188

		2,001,058

Diversified REITs - 1.3%
Activia Properties, Inc.	48	214,885
Armada Hoffler Properties, Inc.	15,800	216,302
Dream Global Real Estate Investment Trust	13,480	143,866
Empire State Realty Trust, Inc. - Class A	14,270	239,593
Fonciere Des Regions	1,480	163,271
GPT Group (The)	74,840	274,289
Gramercy Property Trust	16,317	354,568
H&R Real Estate Investment Trust	11,960	195,226
Hispania Activos Inmobiliarios SOCIMI SA	13,550	288,608
Hulic Reit, Inc.	100	152,660
ICADE	2,945	285,914
Kenedix Office Investment Corp. - Class A	27	164,706
Land Securities Group PLC	19,770	260,113
Liberty Property Trust	10,150	403,260
Merlin Properties Socimi SA	13,574	207,933
Mirvac Group	168,110	279,380

		3,844,574

Equity Real Estate Investment Trusts (REITs) - 0.3%
Mid-America Apartment Communities, Inc.	8,851	807,565

Health Care REITs - 0.3%
Healthcare Realty Trust, Inc.	7,980	221,126
Medical Properties Trust, Inc.	28,410	369,330
Sabra Health Care REIT, Inc.	19,040	336,056

		926,512

Company	Shares	U.S. $ Value
Hotel & Resort REITs - 0.4%
Invincible Investment Corp.	161	$74,482
MGM Growth Properties LLC - Class A	8,190	217,363
Park Hotels & Resorts, Inc.	12,130	327,753
RLJ Lodging Trust	16,860	327,758
Summit Hotel Properties, Inc.	22,540	306,769

		1,254,125

Industrial REITs - 0.8%
Duke Realty Corp.	17,670	467,902
Goodman Group	35,880	233,296
PLA Administradora Industrial S de RL de CV (a)	46,200	77,127
Prologis, Inc.	7,740	487,542
Rexford Industrial Realty, Inc.	9,210	265,156
Segro PLC	30,960	261,285
STAG Industrial, Inc.	13,950	333,684
Tritax Big Box REIT PLC	85,030	172,280

		2,298,272

Office REITs - 1.2%
Alexandria Real Estate Equities, Inc.	3,440	429,622
Brandywine Realty Trust	21,200	336,656
CapitaLand Commercial Trust	139,500	195,549
Champion REIT	196,000	140,110
Columbia Property Trust, Inc.	12,794	261,765
Corporate Office Properties Trust	8,130	209,998
Hibernia REIT PLC	54,390	96,638
Investa Office Fund	53,120	176,834
Kilroy Realty Corp.	4,070	288,807
Mack-Cali Realty Corp.	8,320	139,027
Nippon Building Fund, Inc.	52	288,435
Orix JREIT, Inc.	127	197,763
SL Green Realty Corp.	3,450	334,064
Workspace Group PLC	17,916	249,420

		3,344,688

Real Estate Development - 0.4%
CK Asset Holdings Ltd.	118,000	995,810
Metrovacesa SA (a)(b)	2,844	52,491
Times China Holdings Ltd.	54,000	83,473

		1,131,774

Real Estate Management & Development - 0.6%
City Developments Ltd.	9,900	98,646
SM Prime Holdings, Inc.	418,300	271,963
Vonovia SE	18,002	892,715
Wharf Real Estate Investment Co., Ltd. (a)	55,000	359,501

		1,622,825

Real Estate Operating Companies - 0.6%
Aroundtown SA	39,650	307,154
CA Immobilien Anlagen AG	7,120	238,243
Deutsche Wohnen SE	10,900	508,593
Entra ASA (b)	16,768	228,904

Company	Shares	U.S. $ Value
Fabege AB	8,210	$178,239
Hongkong Land Holdings Ltd.	42,100	290,869
Hufvudstaden AB - Class A	5,810	86,457

		1,838,459

Residential REITs - 1.1%
American Campus Communities, Inc.	5,220	201,596
American Homes 4 Rent - Class A	18,320	367,866
Camden Property Trust	5,120	431,002
Essex Property Trust, Inc.	2,440	587,259
Independence Realty Trust, Inc.	31,700	291,006
Japan Rental Housing Investments, Inc.	272	210,414
Killam Apartment Real Estate Investment Trust	27,790	299,395
Sun Communities, Inc.	5,111	466,992
UNITE Group PLC (The)	23,360	259,226

		3,114,756

Retail REITs - 1.5%
Charter Hall Retail REIT	69,220	205,594
Fukuoka REIT Corp.	107	167,519
Japan Retail Fund Investment Corp.	105	203,609
Kenedix Retail REIT Corp.	81	176,975
Klepierre SA	8,403	338,701
Link REIT	68,768	589,460
National Retail Properties, Inc.	10,350	406,341
Regency Centers Corp.	6,460	381,011
Retail Opportunity Investments Corp.	12,600	222,642
Simon Property Group, Inc.	8,056	1,243,444
Urban Edge Properties	10,880	232,288

		4,167,584

Specialized REITs - 0.7%
American Tower Corp.	1,040	151,154
Crown Castle International Corp.	1,330	145,781
CubeSmart	14,010	395,082
Digital Realty Trust, Inc.	5,320	560,621
EPR Properties	4,080	226,032
Equinix, Inc.	500	209,070
National Storage Affiliates Trust	12,710	318,767
Safestore Holdings PLC	11,040	76,129

		2,082,636

		28,434,828

Financials - 9.7%
Banks - 4.8%
Australia & New Zealand Banking Group Ltd.	8,610	179,203
Bank Hapoalim BM	37,400	257,197
Bank of America Corp.	77,614	2,327,644
Barclays PLC	92,180	269,360
BNP Paribas SA	5,610	416,041
BOC Hong Kong Holdings Ltd.	56,500	277,176
Citigroup, Inc.	14,051	948,442
Citizens Financial Group, Inc.	1,635	68,637
Comerica, Inc.	5,967	572,414
Credicorp Ltd.	1,960	444,998
DNB ASA	15,090	297,231
Erste Group Bank AG	10,190	512,285
Fifth Third Bancorp	3,034	96,330

Company	Shares	U.S. $ Value
HDFC Bank Ltd.	27,250	$805,947
ING Groep NV	15,660	264,266
Intesa Sanpaolo SpA	50,340	183,288
JPMorgan Chase & Co.	18,724	2,059,078
KB Financial Group, Inc.	2,170	125,854
Mediobanca Banca di Credito Finanziario SpA	22,730	267,223
Mitsubishi UFJ Financial Group, Inc.	63,500	421,997
PNC Financial Services Group, Inc. (The)	1,831	276,920
Svenska Handelsbanken AB - Class A	26,120	326,940
Swedbank AB - Class A	16,710	375,479
Wells Fargo & Co.	35,732	1,872,714
Zions Bancorporation	3,446	181,708

		13,828,372

Capital Markets - 1.6%
Azimut Holding SpA	10,760	231,291
Credit Suisse Group AG (REG) (a)	23,088	387,763
Goldman Sachs Group, Inc. (The)	3,176	799,907
MarketAxess Holdings, Inc.	4,139	899,984
Morgan Stanley	5,723	308,813
Partners Group Holding AG	870	647,389
S&P Global, Inc.	5,450	1,041,277
T. Rowe Price Group, Inc.	900	97,173
Thomson Reuters Corp.	2,453	94,809

		4,508,406

Consumer Finance - 0.9%
Bharat Financial Inclusion Ltd. (a)	22,630	382,371
Capital One Financial Corp.	6,790	650,618
Discover Financial Services	1,591	114,441
Hitachi Capital Corp.	7,400	187,305
OneMain Holdings, Inc. (a)	10,982	328,801
Synchrony Financial	26,195	878,318

		2,541,854

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B (a)	4,127	823,254
ORIX Corp.	10,400	186,378

		1,009,632

Insurance - 2.0%
AIA Group Ltd.	80,400	687,313
Allianz SE (REG)	1,820	411,424
Allstate Corp. (The)	5,757	545,764
American International Group, Inc.	17,683	962,309
Everest Re Group Ltd.	2,819	723,976
First American Financial Corp.	11,689	685,910
FNF Group	16,512	660,810
Loews Corp.	1,598	79,469
MetLife, Inc.	4,482	205,679
PICC Property & Casualty Co., Ltd. - Class H	68,000	120,158
Prudential PLC	25,530	637,961

		5,720,773

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Ltd.	15,120	424,828

		28,033,865

Company	Shares	U.S. $ Value
Health Care - 7.1%
Biotechnology - 1.2%
Biogen, Inc. (a)	8,415	$2,304,195
Genmab A/S (a)	1,100	236,990
Gilead Sciences, Inc.	9,103	686,275
Grifols SA (ADR)	7,890	167,268

		3,394,728

Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	11,635	1,623,315
Essilor International Cie Generale d’Optique SA	2,830	381,769
Intuitive Surgical, Inc. (a)	4,146	1,711,593
Medtronic PLC	5,535	444,018
Stryker Corp.	2,450	394,254

		4,554,949

Health Care Providers & Services - 1.7%
Aetna, Inc.	4,027	680,563
Anthem, Inc.	1,305	286,709
Apollo Hospitals Enterprise Ltd.	28,610	466,348
Cigna Corp.	3,007	504,394
McKesson Corp.	4,750	669,132
Quest Diagnostics, Inc.	1,866	187,160
UnitedHealth Group, Inc.	10,098	2,160,972

		4,955,278

Health Care Technology - 0.2%
Cerner Corp. (a)	10,839	628,662

Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	716	377,313
Gerresheimer AG	2,190	179,963
Mettler-Toledo International, Inc. (a)	529	304,191
Thermo Fisher Scientific, Inc.	838	173,014

		1,034,481

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	4,094	258,945
Indivior PLC (a)	28,579	163,367
Johnson & Johnson	3,928	503,373
Mallinckrodt PLC (a)	14,204	205,674
Mylan NV (a)	4,150	170,856
Ono Pharmaceutical Co., Ltd.	12,200	388,165
Pfizer, Inc.	27,914	990,668
Roche Holding AG	3,730	855,650
Sanofi	2,676	214,722
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	22,762	389,003
Vectura Group PLC (a)	86,610	94,356
Zoetis, Inc.	20,520	1,713,625

		5,948,404

		20,516,502

Company	Shares	U.S. $ Value
Consumer Discretionary - 6.0%
Auto Components - 1.1%
Aptiv PLC	5,110	$434,197
Continental AG	700	193,348
Delphi Technologies PLC	4,027	191,887
Faurecia SA	3,915	316,786
Hankook Tire Co., Ltd.	2,360	116,808
Lear Corp.	2,621	487,742
Magna International, Inc. - Class A	15,980	900,472
NGK Spark Plug Co., Ltd.	7,600	183,130
Sumitomo Electric Industries Ltd.	9,500	145,193
Valeo SA	4,520	298,998

		3,268,561

Automobiles - 0.5%
Ford Motor Co.	14,115	156,394
General Motors Co.	6,743	245,041
Honda Motor Co., Ltd.	10,900	377,321
Peugeot SA	13,800	332,295
Subaru Corp.	6,200	205,237

		1,316,288

Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.	2,091	137,128
Merlin Entertainments PLC (b)	33,499	162,891
Starbucks Corp.	8,990	520,431

		820,450

Household Durables - 0.3%
Nikon Corp.	13,300	240,409
Panasonic Corp.	47,000	674,943

		915,352

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc. (a)	180	374,470
Ctrip.com International Ltd. (ADR) (a)	4,230	197,203

		571,673

Leisure Products - 0.1%
Amer Sports Oyj (a)	6,590	203,368

Media - 0.6%
Comcast Corp. - Class A	29,941	1,023,084
Twenty-First Century Fox, Inc. - Class A	16,032	588,214

		1,611,298

Multiline Retail - 0.4%
B&M European Value Retail SA	43,300	237,686
Dollar Tree, Inc. (a)	6,361	603,659
Marks & Spencer Group PLC	64,750	245,950
Target Corp.	3,136	217,733

		1,305,028

Specialty Retail - 1.8%
Best Buy Co., Inc.	1,291	90,357
Gap, Inc. (The)	6,477	202,082

Company	Shares	U.S. $ Value
Home Depot, Inc. (The)	12,041	$2,146,188
Michaels Cos., Inc. (The) (a)	17,454	344,018
Signet Jewelers Ltd.	5,798	223,339
TJX Cos., Inc. (The)	14,478	1,180,826
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,370	892,660

		5,079,470

Textiles, Apparel & Luxury Goods - 0.7%
Crystal International Group Ltd. (a)(b)	99,500	100,960
HUGO BOSS AG	2,950	256,995
LVMH Moet Hennessy Louis Vuitton SE	730	224,966
NIKE, Inc. - Class B	15,872	1,054,536
Pandora A/S	3,194	345,578
Samsonite International SA	41,100	187,984

		2,171,019

		17,262,507

Consumer Staples - 5.3%
Beverages - 1.5%
Coca-Cola Bottlers Japan Holdings, Inc.	5,000	206,488
Constellation Brands, Inc. - Class A	8,190	1,866,665
Monster Beverage Corp. (a)	23,912	1,368,005
PepsiCo, Inc.	6,097	665,488
Treasury Wine Estates Ltd.	23,810	311,083

		4,417,729

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	10,420	1,963,440
CVS Health Corp.	2,294	142,710
Matsumotokiyoshi Holdings Co., Ltd.	6,300	266,928
Tsuruha Holdings, Inc.	2,400	345,415
Walmart, Inc.	7,088	630,619

		3,349,112

Food Products - 0.8%
Calbee, Inc.	5,900	200,481
Glanbia PLC	17,420	300,082
Kerry Group PLC - Class A	3,310	335,598
Nestle SA (REG)	4,570	361,219
Orkla ASA	30,610	329,884
Tyson Foods, Inc. - Class A	8,297	607,257
WH Group Ltd. (b)	284,000	304,302

		2,438,823

Household Products - 0.6%
Colgate-Palmolive Co.	3,537	253,532
Henkel AG & Co. KGaA (Preference Shares)	2,430	319,431
Procter & Gamble Co. (The)	4,556	361,200
Reckitt Benckiser Group PLC	5,000	422,039
Unicharm Corp.	13,100	377,850

		1,734,052

Personal Products - 0.2%
Godrej Consumer Products Ltd.	17,830	300,374
Kose Corp.	1,000	210,223

		510,597

Company	Shares	U.S. $ Value
Tobacco - 1.0%
British American Tobacco PLC	9,660	$558,414
British American Tobacco PLC (Sponsored ADR)	9,400	542,286
Imperial Brands PLC	4,060	138,241
Japan Tobacco, Inc.	11,400	325,664
Philip Morris International, Inc.	11,740	1,166,956

		2,731,561

		15,181,874

Industrials - 4.7%
Aerospace & Defense - 0.7%
Airbus SE	3,910	452,613
BAE Systems PLC	39,660	324,486
Boeing Co. (The)	789	258,697
Raytheon Co.	3,441	742,637
Saab AB - Class B	2,770	125,644
United Technologies Corp.	1,056	132,866

		2,036,943

Airlines - 0.5%
Japan Airlines Co., Ltd.	10,000	407,162
JetBlue Airways Corp. (a)	22,157	450,230
Qantas Airways Ltd.	79,944	360,671
Turk Hava Yollari AO (a)	32,840	162,405

		1,380,468

Building Products - 0.9%
Allegion PLC	10,472	893,157
AO Smith Corp.	10,310	655,613
Assa Abloy AB - Class B	8,500	184,241
Cie de Saint-Gobain	6,160	325,279
Kingspan Group PLC	8,750	370,365

		2,428,655

Commercial Services & Supplies - 0.4%
China Everbright International Ltd.	226,000	319,107
Copart, Inc. (a)	18,331	933,598

		1,252,705

Construction & Engineering - 0.0%
AECOM (a)	2,288	81,521

Electrical Equipment - 0.4%
Eaton Corp. PLC	2,099	167,731
Nidec Corp.	1,800	277,036
Philips Lighting NV (b)	4,997	187,872
Schneider Electric SE (Paris)	4,830	425,336
TKH Group NV	2,160	138,444

		1,196,419

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.7%
General Electric Co.	32,751	$441,484
Roper Technologies, Inc.	3,605	1,011,887
Siemens AG (REG)	3,740	477,214

		1,930,585

Machinery - 0.7%
FANUC Corp.	1,000	257,353
Glory Ltd.	3,500	125,597
Hoshizaki Corp.	1,700	151,557
IDEX Corp.	1,600	228,016
IHI Corp.	5,900	184,074
Oshkosh Corp.	5,088	393,150
WABCO Holdings, Inc. (a)	4,850	649,270
Yangzijiang Shipbuilding Holdings Ltd.	116,100	108,133

		2,097,150

Professional Services - 0.2%
Adecco Group AG (REG)	2,710	193,033
Recruit Holdings Co., Ltd.	7,900	198,003
RELX NV	11,340	235,065

		626,101

Road & Rail - 0.2%
Norfolk Southern Corp.	1,319	179,094
Ryder System, Inc.	3,966	288,685

		467,779

Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	380	65,637

		13,563,963

Energy - 2.9%
Energy Equipment & Services - 0.1%
RPC, Inc. (c)	18,654	336,332

Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd.	16,240	511,073
Canadian Natural Resources Ltd. (Toronto)	3,880	121,970
Chevron Corp.	6,492	740,348
ConocoPhillips	3,545	210,183
Devon Energy Corp.	13,363	424,810
EOG Resources, Inc.	7,609	800,999
Exxon Mobil Corp.	13,492	1,006,638
Hess Corp.	10,872	550,341
HollyFrontier Corp.	5,962	291,303
JXTG Holdings, Inc.	58,000	353,601
Marathon Oil Corp.	4,332	69,875
Marathon Petroleum Corp.	11,896	869,717
PetroChina Co., Ltd. - Class H	358,000	248,673
QEP Resources, Inc. (a)	26,098	255,499
Repsol SA	16,020	284,766
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	24,795	789,898
Valero Energy Corp.	2,806	260,313
YPF SA (Sponsored ADR)	5,353	115,732

		7,905,739

		8,242,071

Company	Shares	U.S. $ Value
Materials - 2.4%
Chemicals - 1.4%
Air Water, Inc.	6,300	$123,143
CF Industries Holdings, Inc.	8,717	328,893
Chr Hansen Holding A/S	2,690	232,812
Covestro AG (b)	1,330	130,961
Eastman Chemical Co.	4,166	439,846
Incitec Pivot Ltd.	47,370	128,919
Johnson Matthey PLC	4,578	195,303
LyondellBasell Industries NV - Class A	3,895	411,624
Mosaic Co. (The)	19,423	471,591
Nippon Shokubai Co., Ltd.	2,900	200,509
Sherwin-Williams Co. (The)	2,603	1,020,688
Umicore SA	7,200	381,421

		4,065,710

Construction Materials - 0.2%
CRH PLC (London)	7,580	256,232
Fletcher Building Ltd.	30,850	135,266
Grupo Cementos de Chihuahua SAB de CV	34,380	184,949

		576,447

Containers & Packaging - 0.0%
WestRock Co.	1,282	82,266

Metals & Mining - 0.8%
Alcoa Corp. (a)	11,626	522,705
BlueScope Steel Ltd.	9,318	109,628
Boliden AB	4,880	171,719
First Quantum Minerals Ltd.	10,380	145,748
Gerdau SA (Preference Shares)	30,700	144,134
Glencore PLC (a)	52,120	258,996
Newmont Mining Corp.	3,210	125,415
Norsk Hydro ASA	36,750	217,989
South32 Ltd.	95,014	238,787
Sumitomo Metal Mining Co., Ltd.	4,900	202,672
Yamato Kogyo Co., Ltd.	6,300	173,844

		2,311,637

		7,036,060

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	20,559	732,928
BT Group PLC	74,910	239,099
Cellnex Telecom SA (b)	5,990	160,136
China Unicom Hong Kong Ltd. (a)	244,000	312,150
Deutsche Telekom AG (REG)	18,490	302,509
Nippon Telegraph & Telephone Corp.	14,200	662,474
TDC A/S (a)	21,430	177,581
Telekomunikasi Indonesia Persero Tbk PT	492,500	129,505

		2,716,382

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (a)	14,426	$880,563
Vodafone Group PLC	146,123	399,797

		1,280,360

		3,996,742

Utilities - 1.4%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	10,829	742,761
Edison International	7,026	447,275
EDP - Energias de Portugal SA	43,550	165,473
Enel SpA	30,961	189,457
Eversource Energy	1,154	67,994
NextEra Energy, Inc.	2,133	348,383
Xcel Energy, Inc.	2,341	106,468

		2,067,811

Multi-Utilities - 0.5%
Ameren Corp.	1,182	66,937
CMS Energy Corp.	1,661	75,227
DTE Energy Co.	1,111	115,988
NiSource, Inc.	22,229	531,495
Public Service Enterprise Group, Inc.	3,500	175,840
Suez	18,980	275,019
WEC Energy Group, Inc.	1,887	118,315

		1,358,821

Water Utilities - 0.2%
Beijing Enterprises Water Group Ltd.	442,000	248,688
Cia de Saneamento Basico do Estado de Sao Paulo	21,700	230,051

		478,739

		3,905,371

Banks - 0.1%
Diversified Banks - 0.0%
Unicaja Banco SA (a)(b)	97,650	168,295

Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG	4,450	212,292

		380,587

Transportation - 0.1%
Airport Services - 0.1%
Sydney Airport	53,460	277,178

Highways & Railtracks - 0.0%
Transurban Group	8,383	73,926

		351,104

Capital Goods - 0.1%
Construction & Engineering - 0.1%
Shimizu Corp.	16,000	142,732

Company	Shares		U.S. $ Value
Industrial Conglomerates - 0.0%
Hopewell Holdings Ltd.		26,500	$102,074

			244,806

Health Care Equipment & Services - 0.1%
Health Care Facilities - 0.1%
Chartwell Retirement Residences		16,390	199,095

Consumer Durables & Apparel - 0.0%
Homebuilding - 0.0%
Construtora Tenda SA (a)		2,700	21,550
MRV Engenharia e Participacoes SA		14,900	73,339

			94,889

Total Common Stocks (cost $143,453,765)			181,821,958

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 9.2%
Financial Institutions - 5.1%
Banking - 4.5%
Banco Santander SA
3.50%, 4/11/22	U.S.$	200	199,146
Bank of America Corp.
2.881%, 4/24/23		265	259,318
3.824%, 1/20/28		270	267,330
Series G
3.593%, 7/21/28		210	203,862
Bank of Nova Scotia (The)
2.50%, 1/08/21		51	50,251
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 3/05/20 (b)		200	196,934
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (b)		200	197,484
Barclays PLC
3.65%, 3/16/25		270	260,474
BB&T Corp.
2.625%, 6/29/20		86	85,280
BNP Paribas SA
2.375%, 5/21/20		200	197,436
3.80%, 1/10/24 (b)		215	214,624
Capital One Financial Corp.
3.30%, 10/30/24		265	255,540
Citigroup, Inc.
3.668%, 7/24/28		370	361,179
3.875%, 3/26/25		235	232,189
Commonwealth Bank of Australia
2.25%, 3/10/20 (b)		205	202,130
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		250	246,555
Compass Bank
2.875%, 6/29/22		265	257,201
5.50%, 4/01/20		314	326,051

	Principal Amount (000)		U.S. $ Value
Cooperatieve Rabobank UA
4.375%, 8/04/25	U.S.$	320	$323,101
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		250	246,818
Credit Agricole SA/London
2.75%, 6/10/20 (b)		250	247,995
3.375%, 1/10/22 (b)		260	258,209
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		385	385,962
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		208	200,724
3.75%, 5/22/25		186	183,934
5.75%, 1/24/22		335	362,306
Series D
6.00%, 6/15/20		217	229,898
HSBC Bank USA, NA
4.875%, 8/24/20		250	258,852
HSBC Holdings PLC
4.041%, 3/13/28		585	583,075
JPMorgan Chase & Co.
3.22%, 3/01/25		265	258,089
3.54%, 5/01/28		485	474,034
KeyBank NA/Cleveland OH
2.25%, 3/16/20		250	246,603
Lloyds Banking Group PLC
4.375%, 3/22/28		200	201,988
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		250	246,400
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		272	272,400
Morgan Stanley
3.591%, 7/22/28		445	430,791
5.625%, 9/23/19		168	174,339
Series G
5.50%, 7/24/20		189	198,539
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		250	247,783
Nationwide Building Society
4.00%, 9/14/26 (b)		290	279,087
PNC Bank NA
2.60%, 7/21/20		250	247,868
3.80%, 7/25/23		685	693,330
Santander Holdings USA, Inc.
4.40%, 7/13/27		265	262,424
Santander Issuances SAU
3.25%, 4/04/26 (b)	EUR	200	268,076
Santander UK Group Holdings PLC
2.875%, 8/05/21	U.S.$	226	221,656
Santander UK PLC
5.00%, 11/07/23 (b)		200	207,374
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (b)		305	306,979
US Bancorp
Series J
5.30%, 4/15/27 (d)		116	118,464
Wells Fargo & Co.
3.069%, 1/24/23		212	208,491

			12,858,573

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Synchrony Financial
3.95%, 12/01/27	U.S.$	265	$250,589

Insurance - 0.3%
American International Group, Inc.
Series A-9
5.75%, 4/01/48		115	116,535
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		38	39,821
MetLife, Inc.
10.75%, 8/01/39		70	110,532
New York Life Global Funding
1.95%, 2/11/20 (b)		256	251,781
XLIT Ltd.
3.25%, 6/29/47	EUR	165	204,287
6.375%, 11/15/24	U.S.$	157	180,826

			903,782

REITS - 0.2%
American Tower Corp.
3.40%, 2/15/19		70	70,302
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		10	9,877
Trust F/1401
5.25%, 1/30/26 (b)		200	202,250
Welltower, Inc.
4.00%, 6/01/25		238	237,805

			520,234

			14,533,178

Industrial - 3.9%
Basic - 0.5%
Anglo American Capital PLC
3.75%, 4/10/22 (b)		200	199,734
Dow Chemical Co. (The)
4.125%, 11/15/21		165	169,787
Eastman Chemical Co.
3.80%, 3/15/25		84	84,918
Glencore Funding LLC
4.125%, 5/30/23 (b)		126	126,620
Minsur SA
6.25%, 2/07/24 (b)		168	180,390
Mosaic Co. (The)
5.625%, 11/15/43		75	78,793
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)		237	236,111
Vale Overseas Ltd.
6.875%, 11/21/36		145	170,549
Yamana Gold, Inc.
4.95%, 7/15/24		142	146,470

			1,393,372

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Embraer Netherlands Finance BV
5.40%, 2/01/27	U.S.$	160	$169,056
General Electric Co.
Series D
5.00%, 1/21/21 (d)		68	67,316

			236,372

Communications - Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		165	168,288
Comcast Corp.
5.15%, 3/01/20		451	469,816
Cox Communications, Inc.
2.95%, 6/30/23 (b)		91	87,795
Time Warner Cable LLC
4.125%, 2/15/21		165	166,866
4.50%, 9/15/42		85	74,520
Time Warner, Inc.
4.875%, 3/15/20		105	108,548

			1,075,833

Communications - Telecommunications - 0.5%
AT&T, Inc.
3.40%, 5/15/25		575	554,358
4.125%, 2/17/26		345	347,142
5.15%, 2/14/50		105	105,945
Crown Castle Towers LLC
4.883%, 8/15/20 (b)		78	80,759
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	37,243
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (b)	U.S.$	200	200,804

			1,326,251

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		915	976,095
General Motors Co.
3.50%, 10/02/18		130	130,581
General Motors Financial Co., Inc.
4.00%, 1/15/25		41	40,522
4.30%, 7/13/25		50	50,043

			1,197,241

Consumer Non-Cyclical - 0.6%
Bayer US Finance LLC
2.375%, 10/08/19 (b)		200	198,168

	Principal Amount (000)		U.S. $ Value
Becton Dickinson and Co.
3.734%, 12/15/24	U.S.$	66	$64,866
Biogen, Inc.
4.05%, 9/15/25		251	256,833
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		155	164,667
CVS Health Corp.
4.10%, 3/25/25		120	120,991
4.30%, 3/25/28		120	120,650
Danone SA
1.691%, 10/30/19 (b)(e)		200	196,436
Reynolds American, Inc.
6.875%, 5/01/20		95	101,974
Tyson Foods, Inc.
2.65%, 8/15/19		64	63,679
3.95%, 8/15/24		206	207,586
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		102	100,935
Zoetis, Inc.
3.45%, 11/13/20		90	90,696

			1,687,481

Energy - 0.9%
Cenovus Energy, Inc.
3.00%, 8/15/22		17	16,379
5.70%, 10/15/19		59	61,024
Ecopetrol SA
5.875%, 5/28/45		94	92,797
Encana Corp.
3.90%, 11/15/21		140	141,841
Enterprise Products Operating LLC
3.70%, 2/15/26		278	275,640
5.20%, 9/01/20		185	193,584
Hess Corp.
4.30%, 4/01/27		199	194,743
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		302	301,248
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (b)		250	259,827
Marathon Petroleum Corp.
5.125%, 3/01/21		163	172,042
Noble Energy, Inc.
3.90%, 11/15/24		170	171,171
4.15%, 12/15/21		78	79,794
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		232	220,674
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		146	151,609
TransCanada PipeLines Ltd.
9.875%, 1/01/21		215	252,410
Williams Partners LP
4.125%, 11/15/20		155	157,530

			2,742,313

	Principal Amount (000)		U.S. $ Value
Services - 0.1%
Expedia Group, Inc.
3.80%, 2/15/28	U.S.$	185	$171,924
S&P Global, Inc.
4.40%, 2/15/26		226	237,235
Total System Services, Inc.
3.75%, 6/01/23		45	44,955

			454,114

Technology - 0.3%
Agilent Technologies, Inc.
5.00%, 7/15/20		71	73,966
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		53	52,147
3.875%, 1/15/27		117	113,860
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		50	53,818
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (b)		183	180,526
KLA-Tencor Corp.
4.65%, 11/01/24		225	234,785
Lam Research Corp.
2.80%, 6/15/21		71	70,181
Motorola Solutions, Inc.
7.50%, 5/15/25		6	7,140
Seagate HDD Cayman
4.75%, 1/01/25		127	123,724
VMware, Inc.
2.95%, 8/21/22		85	81,736

			991,883

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (b)		200	199,500

			11,304,360

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
2.95%, 1/15/20		153	152,529
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (b)		320	333,200
Pacific Gas & Electric Co.
6.05%, 3/01/34		38	45,246

			530,975

Total Corporates - Investment Grade (cost $26,293,773)			26,368,513

MORTGAGE PASS-THROUGHS - 8.0%
Agency Fixed Rate 30-Year - 7.2%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		169	185,068
Series 2007

	Principal Amount (000)		U.S. $ Value
5.50%, 7/01/35	U.S.$	17	$18,965
Series 2016
4.00%, 2/01/46		472	488,486
Series 2017
4.00%, 7/01/44		362	374,830
Federal National Mortgage Association
Series 2004
5.50%, 2/01/34-11/01/34		62	67,806
Series 2007
5.50%, 1/01/37-8/01/37		235	257,129
Series 2008
5.50%, 8/01/37		107	117,019
Series 2009
5.00%, 12/01/39		91	98,622
Series 2010
4.00%, 12/01/40		216	224,079
Series 2013
4.00%, 10/01/43		942	974,736
Series 2015
3.00%, 5/01/45		1,173	1,148,249
Series 2017
3.50%, 3/01/47-1/01/48		6,875	6,898,136
Series 2018
3.50%, 2/01/48-3/01/48		1,413	1,417,059
4.00%, 4/01/48, TBA		3,918	4,020,235
4.50%, 4/01/48, TBA		3,859	4,040,493
Government National Mortgage Association
Series 2016
3.00%, 12/20/46		460	454,104

			20,785,016

Agency Fixed Rate 15-Year - 0.8%
Federal National Mortgage Association
Series 2016
2.50%, 11/01/31-12/01/31		751	736,906
Series 2017
2.50%, 1/01/32		1,482	1,454,248

			2,191,154

Total Mortgage Pass-Throughs (cost $23,036,992)			22,976,170

GOVERNMENTS - TREASURIES - 4.2%
Singapore - 0.2%
Singapore Government Bond
2.75%, 3/01/46	SGD	717	544,161

United States - 4.0%
U.S. Treasury Bonds
2.75%, 8/15/42-11/15/47	U.S.$	388	373,791
3.00%, 5/15/45		478	481,062
3.125%, 2/15/43-8/15/44		575	592,461
3.375%, 5/15/44		234	251,589
4.375%, 2/15/38		822	1,011,809
7.50%, 11/15/24		252	326,104

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
1.125%, 2/28/19	U.S.$	2,120	$2,101,450
1.25%, 5/31/19		1,070	1,058,631
1.75%, 11/30/21		1,335	1,300,791
1.875%, 7/31/22		1,342	1,305,934
2.00%, 8/15/25		945	900,555
2.125%, 12/31/22		675	662,027
2.375%, 8/15/24		1,081	1,063,151

			11,429,355

Total Governments - Treasuries (cost $12,133,381)			11,973,516

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Non-Agency Fixed Rate CMBS - 2.4%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (b)		335	330,695
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		310	307,518
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		115	112,293
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)		495	496,169
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		246	242,017
Series 2015-GC35, Class A4
3.818%, 11/10/48		100	102,044
Series 2016-GC36, Class A5
3.616%, 2/10/49		125	125,722
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		138	133,068
Series 2015-CR24, Class A5
3.696%, 8/10/48		135	137,081
Series 2015-DC1, Class A5
3.35%, 2/10/48		170	168,485
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		155	154,760
Series 2015-C3, Class A4
3.718%, 8/15/48		315	318,143
Series 2015-C4, Class A4
3.808%, 11/15/48		370	379,499
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)		427	425,972
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)		276	267,886
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (b)		63	62,648

	Principal Amount (000)		U.S. $ Value
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (e)	U.S.$	67	$66,935
Series 2012-C6, Class E
5.137%, 5/15/45 (b)(e)		119	105,151
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class A5
3.822%, 7/15/48		125	127,864
Series 2015-C31, Class A3
3.801%, 8/15/48		355	361,693
Series 2015-C32, Class C
4.668%, 11/15/48 (e)		195	193,499
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (e)		75	59,248
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)		14	14,408
Series 2015-3, Class A2
2.729%, 4/20/48 (b)		195	193,455
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		161	155,728
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)		112	111,039
Series 2016-UB12, Class A4
3.596%, 12/15/49		195	195,947
UBS Commercial Mortgage Trust
Series 2018-C8, Class A4
3.983%, 2/15/51		195	200,886
Series 2018-C9, Class A4
4.117%, 3/15/51 (e)		300	310,501
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		168	165,650
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.47%, 9/15/48 (e)		197	190,938
Series 2016-NXS6, Class C
4.311%, 11/15/49 (e)		180	178,667
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		260	261,062
Series 2014-C20, Class A2
3.036%, 5/15/47		206	206,602

			6,863,273

Non-Agency Floating Rate CMBS - 0.6%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.777% (LIBOR 1 Month + 1.00%), 11/15/33 (b)(e)(f)		375	375,846
BX Trust
Series 2017-IMC, Class A
2.827% (LIBOR 1 Month + 1.05%), 10/15/32 (b)(f)		165	165,103

	Principal Amount (000)	U.S. $ Value
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.377% (LIBOR 1 Month + 4.60%), 11/15/33 (b)(e)(f)	U.S.$ 110	$110,815
Great Wolf Trust
Series 2017-WOLF, Class A
2.777% (LIBOR 1 Month + 0.85%), 9/15/34 (b)(f)	189	189,259
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.522% (LIBOR 1 Month + 1.65%), 6/24/49 (e)(f)(g)	94	93,845
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.477% (LIBOR 1 Month + 1.70%), 7/15/36 (b)(f)	262	261,122
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
3.61% (LIBOR 1 Month + 1.87%), 8/15/26 (b)(f)	105	105,199
Series 2015-XLF2, Class SNMA
3.69% (LIBOR 1 Month + 1.95%), 11/15/26 (b)(f)	96	95,655
RETL
Series 2018-RVP, Class A
2.877% (LIBOR 1 Month + 1.10%), 3/15/33 (b)(f)	115	115,540
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.997% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(f)	350	349,840

		1,862,224

Total Commercial Mortgage-Backed Securities (cost $8,888,668)		8,725,497

ASSET-BACKED SECURITIES - 3.0%
Autos - Fixed Rate - 1.7%
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20	454	453,545
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20	58	58,095
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20	117	116,833
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19	33	33,096
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (b)	31	30,804

	Principal Amount (000)		U.S. $ Value
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (b)	U.S.$	30	$29,421
Series 2017-D, Class A
1.87%, 3/15/21 (b)		242	241,000
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (b)		55	55,305
Drive Auto Receivables Trust
Series 2017-AA, Class A3
1.77%, 1/15/20 (b)		11	10,638
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (b)		65	64,359
Series 2018-1A, Class A
2.59%, 5/17/21 (b)		252	251,852
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (b)		140	148,623
Series 2016-3A, Class A
1.84%, 11/16/20 (b)		30	29,413
Series 2017-2A, Class A
2.11%, 6/15/21 (b)		84	83,370
Series 2018-1A, Class A
2.21%, 5/17/21 (b)		274	273,659
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		183	183,105
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (b)		50	50,107
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (b)		13	13,301
Series 2016-4, Class A2
1.96%, 2/16/21 (b)		110	109,589
Series 2016-4, Class D
3.89%, 11/15/22 (b)		100	100,408
Series 2017-2, Class A
1.85%, 7/15/21 (b)		135	134,134
Series 2017-3, Class A
1.88%, 10/15/21 (b)		133	131,749
Series 2017-4, Class A
2.07%, 4/15/22 (b)		107	106,630
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		322	317,985
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (b)		221	221,064
Series 2016-1, Class A1
1.96%, 5/17/21 (b)		280	277,699
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		38	37,744

	Principal Amount (000)	U.S. $ Value
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (b)	U.S.$ 215	$213,332
Series 2015-2A, Class A
2.02%, 9/25/19 (b)	180	179,312
Series 2015-3A, Class A
2.67%, 9/25/21 (b)	265	261,326
Series 2016-1A, Class A
2.32%, 3/25/20 (b)	145	144,226
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (b)	160	159,473
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20	104	103,396
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (b)	8	7,835
Series 2018-1A, Class A1
1.75%, 2/15/19 (b)	155	155,025

		4,787,453

Other ABS - Fixed Rate - 0.7%
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (b)(e)	216	215,822
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	118	117,589
Series 2015-A, Class A4
1.85%, 4/15/21	227	225,400
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (b)(e)	13	13,064
Series 2017-1A, Class A
2.827%, 3/15/24 (b)(e)	57	56,845
Series 2017-2A, Class A
2.39%, 7/15/24 (b)(e)	79	79,246
Series 2017-3A, Class A
2.36%, 12/15/24 (b)(e)	125	124,755
Series 2017-3A, Class B
3.01%, 12/15/24 (b)(e)	100	99,118
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (b)(e)	100	99,703
SBA Tower Trust
3.156%, 10/08/20 (b)(e)	251	246,776
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (b)(e)	58	58,199
Series 2016-3, Class A
3.05%, 12/26/25 (b)(e)	84	83,878
Series 2017-2, Class A
3.28%, 2/25/26 (b)(e)	100	100,669

	Principal Amount (000)		U.S. $ Value
Series 2017-3, Class A
2.77%, 5/25/26 (b)(e)	U.S.$	106	$105,726
Series 2017-5, Class A2
2.78%, 9/25/26 (b)(e)		180	177,282
Series 2017-6, Class A2
2.82%, 11/25/26 (b)(e)		105	103,840
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (b)(e)		258	256,681

			2,164,593

Credit Cards - Fixed Rate - 0.4%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		326	324,744
Series 2015-2, Class A
1.56%, 3/15/21		214	213,827
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		205	202,891
Series 2018-A, Class A
3.07%, 12/16/24		305	304,749

			1,046,211

Autos - Floating Rate - 0.1%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
2.277% (LIBOR 1 Month + 0.50%), 7/15/20 (b)(f)		378	378,408

Credit Cards - Floating Rate - 0.1%
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
2.257% (LIBOR 1 Month + 0.48%), 2/15/22 (f)		256	256,037

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (e)		49	49,132

Total Asset-Backed Securities (cost $8,698,039)			8,681,834

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Risk Share Floating Rate - 1.4%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.372% (LIBOR 1 Month + 6.50%), 4/25/26 (f)(g)		95	96,422

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.122% (LIBOR 1 Month + 4.25%), 11/25/23 (f)	U.S.$	248	$276,172
Series 2014-DN3, Class M3
5.872% (LIBOR 1 Month + 4.00%), 8/25/24 (f)		294	320,574
Series 2014-DN4, Class M3
6.422% (LIBOR 1 Month + 4.55%), 10/25/24 (f)		211	235,401
Series 2014-HQ3, Class M3
6.622% (LIBOR 1 Month + 4.75%), 10/25/24 (f)		243	269,996
Series 2016-DNA1, Class M3
7.422% (LIBOR 1 Month + 5.55%), 7/25/28 (f)		250	303,452
Series 2018-HQA1, Class M2
4.154% (LIBOR 1 Month + 2.30%), 9/25/30 (f)		31	30,912
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
4.872% (LIBOR 1 Month + 3.00%), 7/25/24 (f)		91	97,478
Series 2014-C04, Class 2M2
6.872% (LIBOR 1 Month + 5.00%), 11/25/24 (f)		56	63,333
Series 2015-C01, Class 1M2
6.172% (LIBOR 1 Month + 4.30%), 2/25/25 (f)		113	123,796
Series 2015-C01, Class 2M2
6.422% (LIBOR 1 Month + 4.55%), 2/25/25 (f)		102	110,555
Series 2015-C02, Class 1M2
5.872% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		150	165,047
Series 2015-C02, Class 2M2
5.872% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		135	145,509
Series 2015-C03, Class 1M2
6.872% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		74	83,819
Series 2015-C03, Class 2M2
6.872% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		203	227,164
Series 2015-C04, Class 1M2
7.572% (LIBOR 1 Month + 5.70%), 4/25/28 (f)		67	77,434
Series 2015-C04, Class 2M2
7.422% (LIBOR 1 Month + 5.55%), 4/25/28 (f)		102	115,359
Series 2016-C01, Class 1M2
8.622% (LIBOR 1 Month + 6.75%), 8/25/28 (f)		204	246,588

	Principal Amount (000)		U.S. $ Value
Series 2016-C01, Class 2M2
8.822% (LIBOR 1 Month + 6.95%), 8/25/28 (f)	U.S.$	159	$190,658
Series 2016-C03, Class 2M2
7.772% (LIBOR 1 Month + 5.90%), 10/25/28 (f)		300	351,900
Series 2016-C05, Class 2M2
6.322% (LIBOR 1 Month + 4.45%), 1/25/29 (f)		200	223,153
Series 2018-C01, Class 1M2
4.122% (LIBOR 1 Month + 2.25%), 7/25/30 (f)		210	212,706
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.122% (LIBOR 1 Month + 4.25%), 11/25/24 (f)(g)		31	33,538
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.122% (LIBOR 1 Month + 5.25%), 11/25/25 (f)(g)		143	161,242
Series 2015-WF1, Class 2M2
7.372% (LIBOR 1 Month + 5.50%), 11/25/25 (f)(g)		40	47,462

			4,209,670

Agency Floating Rate - 0.5%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.323% (6.10% - LIBOR 1 Month), 12/15/44 (f)(h)		738	124,472
Series 4693, Class SL
4.373% (6.15% - LIBOR 1 Month), 6/15/47 (f)(h)		653	123,877
Series 4719, Class JS
4.373% (6.15% - LIBOR 1 Month), 9/15/47 (f)(h)		568	95,835
Series 4727, Class SA
4.423% (6.20% - LIBOR 1 Month), 11/15/47 (f)(h)		730	137,208
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.669% (6.54% - LIBOR 1 Month), 12/25/41 (f)(h)		343	64,804
Series 2012-70, Class SA
4.679% (6.55% - LIBOR 1 Month), 7/25/42 (f)(h)		622	122,428
Series 2016-106, Class ES
4.129% (6.00% - LIBOR 1 Month), 1/25/47 (f)(h)		694	121,281
Series 2017-16, Class SG
4.179% (6.05% - LIBOR 1 Month), 3/25/47 (f)(h)		666	121,395

	Principal Amount (000)		U.S. $ Value
Series 2017-81, Class SA
4.329% (6.20% - LIBOR 1 Month), 10/25/47 (f)(h)	U.S.$	668	$126,319
Series 2017-97, Class LS
4.329% (6.20% - LIBOR 1 Month), 12/25/47 (f)(h)		526	100,808
Government National Mortgage Association
Series 2017-134, Class SE
4.378% (6.20% - LIBOR 1 Month), 9/20/47 (f)(h)		485	84,732
Series 2017-65, Class ST
4.328% (6.15% - LIBOR 1 Month), 4/20/47 (f)(h)		650	115,901

			1,339,060

Non-Agency Fixed Rate - 0.3%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		30	29,004
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		65	58,110
Series 2006-24CB, Class A16
5.75%, 6/25/36		126	109,324
Series 2006-28CB, Class A14
6.25%, 10/25/36		87	73,203
Series 2006-J1, Class 1A13
5.50%, 2/25/36		71	64,598
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		42	37,415
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.414%, 5/25/35		13	13,219
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		65	56,042
Series 2006-13, Class 1A19
6.25%, 9/25/36		37	31,283
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (b)		130	106,216
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		124	104,296
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		57	49,882
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (b)		198	174,244

	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	U.S.$	32	$31,988

			938,824

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.062% (LIBOR 1 Month + 0.19%), 12/25/36 (f)		292	180,238
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.122% (LIBOR 1 Month + 0.25%), 3/25/35 (f)		103	91,039

			271,277

Total Collateralized Mortgage Obligations (cost $6,440,291)			6,758,831

INFLATION-LINKED SECURITIES - 1.7%
Japan - 0.4%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	111,260	1,112,174

United States - 1.3%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	2,278	2,275,078
0.375%, 7/15/25 (TIPS)		1,641	1,619,970

			3,895,048

Total Inflation-Linked Securities (cost $4,993,801)			5,007,222

CORPORATES - NON-INVESTMENT GRADE - 1.4%
Industrial - 0.8%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (b)		125	125,716
SPCM SA
4.875%, 9/15/25 (b)		200	194,356

			320,072

Communications - Media - 0.1%
Altice France SA/France
5.375%, 5/15/22 (b)	EUR	195	244,437
CSC Holdings LLC
6.75%, 11/15/21	U.S.$	45	46,938

			291,375

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series Y
7.50%, 4/01/24	U.S.$	25	$25,184
Sprint Capital Corp.
6.90%, 5/01/19		370	382,199

			407,383

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.25%, 2/15/22 (b)		200	209,490
KB Home
4.75%, 5/15/19		107	108,011

			317,501

Consumer Non-Cyclical - 0.0%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (b)		135	116,008

Energy - 0.2%
Antero Resources Corp.
5.125%, 12/01/22		29	29,266
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		111	79,254
Nabors Industries, Inc.
5.50%, 1/15/23		212	206,785
PDC Energy, Inc.
5.75%, 5/15/26 (b)		137	134,945
SM Energy Co.
6.50%, 1/01/23		14	13,941
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (b)		132	127,616

			591,807

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		167	166,817

Transportation - Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)		94	89,870

			2,300,833

Financial Institutions - 0.6%
Banking - 0.5%
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (d)		200	194,360
Barclays Bank PLC
6.86%, 6/15/32 (b)(d)		44	51,670
CIT Group, Inc.
5.25%, 3/07/25		106	108,384
Citigroup, Inc.
5.95%, 1/30/23 (d)		90	92,468

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (d)	U.S.$	142	$137,790
Intesa Sanpaolo SpA
Series E
3.928%, 9/15/26 (b)	EUR	190	251,663
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 6/30/18 (b)(d)(f)		100	122,276
8.625%, 8/15/21 (d)	U.S.$	200	218,388
Series U
4.622% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(f)		200	202,306
Standard Chartered PLC
3.277% (LIBOR 3 Month + 1.51%), 1/30/27 (b)(d)(f)		200	189,424

			1,568,729

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		170	176,625

			1,745,354

Utility - 0.0%
Electric - 0.0%
AES Corp./VA
4.00%, 3/15/21		99	99,453

Total Corporates - Non-Investment Grade (cost $4,168,109)			4,145,640

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.3%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (b)		217	67,270

Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		200	191,000
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		183	146,628

			337,628

Energy - 0.1%
Petrobras Global Finance BV
5.75%, 2/01/29		158	152,868
6.125%, 1/17/22		5	5,329
6.25%, 3/17/24		124	130,882

			289,079

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (b)	U.S.$	200	$197,588

			891,565

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (b)		76	81,673
Terraform Global Operating LLC
6.125%, 3/01/26 (b)		42	42,307

			123,980

Total Emerging Markets - Corporate Bonds (cost $1,201,190)			1,015,545

EMERGING MARKETS - TREASURIES - 0.3%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27 (cost $654,612)	BRL	2,590	806,181

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
California - 0.2%
State of California
Series 2010
7.625%, 3/01/40 (cost $350,282)	U.S.$	345	525,376

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Chile - 0.1%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (b) (cost $260,587)		265	257,360

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
3.60%, 1/30/25 (cost $196,243)		200	197,400

SHORT-TERM INVESTMENTS - 5.6%
Governments - Treasuries - 2.8%
Japan - 2.8%
Japan Treasury Discount Bill
Series 729
Zero Coupon, 4/05/18	JPY	545,400	5,125,778
Series 743
Zero Coupon, 9/10/18		311,650	2,930,905

Total Governments - Treasuries (cost $7,749,724)			8,056,683

	Principal Amount (000)		U.S. $ Value
Time Deposit - 2.1%
State Street Time Deposit
0.28%, 4/02/18 (cost $6,037,155)	U.S.$	6,037	$6,037,155

U.S. Treasury Bills - 0.6%
U.S. Treasury Bill
Zero Coupon, 7/05/18 (cost $1,856,334)		1,864	1,856,334

Agency Discount Note - 0.1%
Federal Home Loan Bank Discount Notes
Zero Coupon, 4/25/18 (cost $304,720)		305	304,720

Total Short-Term Investments (cost $15,947,933)			16,254,892

Total Investments Before Security Lending Collateral for Securities Loaned - 102.6% (cost $256,717,666)			295,515,935

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (i)(j)(k) (cost $326,445)		326,445	326,445

Total Investments - 102.7% (cost $257,044,111) (l)			295,842,380	(m)
Other assets less liabilities - (2.7)%			(7,638,067)

Net Assets - 100.0%			$288,204,313

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	118	June 2018	USD	11,800	$13,475,975	$13,506,391	$30,416
U.S. Ultra Bond (CBT) Futures	47	June 2018	USD	4,700	7,317,013	7,542,031	225,018
Sold Contracts
10 Yr Mini Japan Government Bond Futures	23	June 2018	JPY	230,000	3,259,505	3,259,405	100
Euro-BOBL Futures	46	June 2018	EUR	4,600	7,373,612	7,428,840	(55,228)
U.S. T-Note 2 Yr (CBT) Futures	5	June 2018	USD	1,000	1,062,807	1,063,047	(240)
U.S. T-Note 10 Yr (CBT) Futures	5	June 2018	USD	500	600,853	605,703	(4,850)

							$195,216

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	150,200	USD	1,377	4/26/18	$(36,859)
Bank of America, NA	KRW	450,062	USD	424	4/26/18	238
Bank of America, NA	USD	32	BRL	108	5/03/18	216
Bank of America, NA	NOK	4,156	USD	522	5/15/18	(8,349)
Bank of America, NA	USD	617	JPY	65,664	5/15/18	1,569
Barclays Bank PLC	BRL	2,662	USD	801	4/03/18	(5,421)
Barclays Bank PLC	USD	806	BRL	2,662	4/03/18	378
Barclays Bank PLC	BRL	2,662	USD	804	5/03/18	(692)
BNP Paribas SA	HKD	6,359	USD	815	5/15/18	4,088
BNP Paribas SA	TWD	3,297	USD	114	6/07/18	(229)
Citibank, NA	JPY	871,600	USD	8,215	4/16/18	17,343
Citibank, NA	JPY	116,644	USD	1,102	4/26/18	3,956
Citibank, NA	USD	599	JPY	63,412	5/15/18	(1,120)
Citibank, NA	EUR	961	USD	1,193	5/30/18	5,315
Citibank, NA	TWD	9,644	USD	332	6/07/18	(1,170)
Credit Suisse International	BRL	1,052	USD	324	4/03/18	5,478
Credit Suisse International	USD	317	BRL	1,052	4/03/18	2,142
Goldman Sachs Bank USA	BRL	81	USD	25	4/03/18	242
Goldman Sachs Bank USA	USD	24	BRL	81	4/03/18	165
JPMorgan Chase Bank, NA	USD	189	CNY	1,198	4/19/18	1,766
Morgan Stanley & Co., Inc.	SGD	691	USD	524	5/17/18	(3,820)
Royal Bank of Scotland PLC	PEN	1,317	USD	403	4/19/18	(5,248)
Royal Bank of Scotland PLC	USD	1,478	JPY	162,092	4/26/18	46,869
Royal Bank of Scotland PLC	EUR	427	USD	535	5/15/18	8,302
Royal Bank of Scotland PLC	USD	584	CHF	537	5/15/18	(20,442)
Royal Bank of Scotland PLC	USD	852	EUR	683	5/15/18	(9,450)
Standard Chartered Bank	BRL	2,662	USD	820	4/03/18	13,499
Standard Chartered Bank	BRL	1,133	USD	341	4/03/18	(2,307)
Standard Chartered Bank	USD	801	BRL	2,662	4/03/18	5,421
Standard Chartered Bank	USD	344	BRL	1,133	4/03/18	(463)
Standard Chartered Bank	CNY	15,062	USD	2,379	4/19/18	(21,551)
Standard Chartered Bank	USD	35	CNY	222	4/19/18	433
Standard Chartered Bank	USD	28	KRW	30,135	4/26/18	510
Standard Chartered Bank	BRL	1,133	USD	343	5/03/18	337
Standard Chartered Bank	JPY	126,993	USD	1,176	5/15/18	(20,844)
Standard Chartered Bank	USD	2,118	JPY	228,830	5/15/18	37,559
Standard Chartered Bank	INR	141,595	USD	2,156	5/17/18	(9,566)
Standard Chartered Bank	PHP	9,662	USD	183	5/30/18	(1,080)
State Street Bank & Trust Co.	GBP	42	USD	60	4/13/18	836
State Street Bank & Trust Co.	USD	129	RUB	7,360	4/17/18	(471)
State Street Bank & Trust Co.	CNY	496	USD	78	4/19/18	(795)
State Street Bank & Trust Co.	AUD	304	USD	241	5/15/18	7,533
State Street Bank & Trust Co.	CAD	687	USD	546	5/15/18	12,391
State Street Bank & Trust Co.	CHF	510	USD	540	5/15/18	5,064
State Street Bank & Trust Co.	EUR	580	USD	720	5/15/18	4,734
State Street Bank & Trust Co.	EUR	35	USD	43	5/15/18	(72)
State Street Bank & Trust Co.	GBP	189	USD	268	5/15/18	2,069
State Street Bank & Trust Co.	GBP	27	USD	37	5/15/18	(602)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	HKD	567	USD	73	5/15/18	$339
State Street Bank & Trust Co.	ILS	720	USD	211	5/15/18	5,305
State Street Bank & Trust Co.	ILS	378	USD	108	5/15/18	(471)
State Street Bank & Trust Co.	JPY	50,623	USD	479	5/15/18	1,976
State Street Bank & Trust Co.	JPY	66,628	USD	608	5/15/18	(19,372)
State Street Bank & Trust Co.	NOK	1,619	USD	208	5/15/18	1,143
State Street Bank & Trust Co.	PLN	446	USD	132	5/15/18	1,571
State Street Bank & Trust Co.	SEK	2,267	USD	283	5/15/18	10,404
State Street Bank & Trust Co.	TRY	388	USD	97	5/15/18	(52)
State Street Bank & Trust Co.	USD	2,237	AUD	2,864	5/15/18	(37,144)
State Street Bank & Trust Co.	USD	35	CAD	45	5/15/18	15
State Street Bank & Trust Co.	USD	42	CHF	41	5/15/18	655
State Street Bank & Trust Co.	USD	1,362	CHF	1,271	5/15/18	(27,982)
State Street Bank & Trust Co.	USD	389	EUR	316	5/15/18	703
State Street Bank & Trust Co.	USD	1,160	EUR	930	5/15/18	(12,650)
State Street Bank & Trust Co.	USD	2,841	GBP	2,052	5/15/18	43,126
State Street Bank & Trust Co.	USD	745	GBP	525	5/15/18	(7,513)
State Street Bank & Trust Co.	USD	190	HKD	1,490	5/15/18	(88)
State Street Bank & Trust Co.	USD	31	ILS	106	5/15/18	(207)
State Street Bank & Trust Co.	USD	154	JPY	16,769	5/15/18	4,466
State Street Bank & Trust Co.	USD	378	JPY	39,720	5/15/18	(3,424)
State Street Bank & Trust Co.	USD	102	NOK	813	5/15/18	1,762
State Street Bank & Trust Co.	USD	71	NOK	549	5/15/18	(1,002)
State Street Bank & Trust Co.	USD	44	NZD	61	5/15/18	(24)
State Street Bank & Trust Co.	USD	131	PLN	446	5/15/18	(431)
State Street Bank & Trust Co.	USD	189	SEK	1,526	5/15/18	(5,636)
State Street Bank & Trust Co.	AUD	59	USD	46	6/07/18	330
State Street Bank & Trust Co.	TWD	728	USD	25	6/07/18	(120)
State Street Bank & Trust Co.	CAD	193	USD	150	6/19/18	393
State Street Bank & Trust Co.	EUR	402	USD	503	6/19/18	6,014
State Street Bank & Trust Co.	EUR	136	USD	167	6/19/18	(794)
State Street Bank & Trust Co.	GBP	51	USD	72	6/19/18	183
State Street Bank & Trust Co.	JPY	27,201	USD	256	6/19/18	(693)
State Street Bank & Trust Co.	MXN	4,675	USD	248	6/19/18	(5,741)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NOK	1,856	USD	240	6/19/18	$2,274
State Street Bank & Trust Co.	NZD	120	USD	87	6/19/18	731
State Street Bank & Trust Co.	USD	729	CHF	676	6/19/18	(17,041)
State Street Bank & Trust Co.	USD	251	GBP	181	6/19/18	3,509
State Street Bank & Trust Co.	USD	258	JPY	27,201	6/19/18	(1,160)
State Street Bank & Trust Co.	USD	321	SGD	422	6/19/18	1,199
State Street Bank & Trust Co.	USD	154	SGD	201	6/19/18	(213)

						$(17,758)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	460	4/03/20	3 Month LIBOR	2.562%	Quarterly/Semi-Annual	$(158)	$	– 0	–	$(158)
SEK	9,070	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	7,275		4		7,271
NZD	1,865	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	36,008		– 0	–	36,008
USD	430	6/09/25	2.488%	3 Month LIBOR	Semi-Annual/Quarterly	4,680		– 0	–	4,680
USD	1,560	11/10/25	2.256%	3 Month LIBOR	Semi-Annual/Quarterly	44,890		– 0	–	44,890
USD	142	6/28/26	1.460%	3 Month LIBOR	Semi-Annual/Quarterly	13,459		– 0	–	13,459
USD	295	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	23,872		– 0	–	23,872
USD	185	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/Quarterly	6,336		– 0	–	6,336

						$136,362		$4		$136,358

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.71%	USD	172	$(9,222)	$(2,571)	$(6,651)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.71	USD	198	(10,616)	(3,069)	(7,547)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	17	6	216	(210)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	5	2	46	(44)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	620	241	7,829	(7,588)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	233	91	2,468	(2,377)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	207	80	2,818	(2,738)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	775	301	8,278	(7,977)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	51	20	488	(468)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	226	88	3,052	(2,964)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	69	(10,129)	(11,014)	885
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	70	(10,270)	(10,847)	577
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	11	(1,614)	(1,842)	228
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	55	(8,065)	(7,765)	(300)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	60	$(8,798)	$(8,274)	$(524)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	210	(30,793)	(27,024)	(3,769)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	75	(11,003)	(11,569)	566
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	35	(5,132)	(4,436)	(696)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	48	(7,039)	(3,451)	(3,588)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	165	(24,195)	(11,099)	(13,096)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	8	(1,173)	(975)	(198)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	48	(7,038)	(6,289)	(749)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	9	(1,320)	(537)	(783)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	52	(7,625)	(6,182)	(1,443)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	53	(7,772)	(6,304)	(1,468)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	79	(11,584)	(8,850)	(2,734)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	156	(22,874)	(13,342)	(9,532)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	232	(34,019)	(16,907)	(17,112)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	82	(12,038)	(14,137)	2,099

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	58	$(8,514)	$(9,857)	$1,343
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	75	(11,010)	(11,988)	978
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5	(734)	(790)	56
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	4	(587)	(373)	(214)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	8	(1,173)	(822)	(351)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	8	(1,173)	(759)	(414)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	78	(11,437)	(11,038)	(399)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	15	(2,200)	(1,684)	(516)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	172	(25,221)	(23,712)	(1,509)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	53	(7,771)	(5,871)	(1,900)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	47	(6,892)	(4,223)	(2,669)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	64	(9,385)	(4,412)	(4,973)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	170	(24,928)	(13,514)	(11,414)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	230	(33,725)	(19,039)	(14,686)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	272	(39,885)	(13,832)	(26,053)

						$(426,125)	$(273,203)	$(152,922)

*	Termination date

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $19,475,777 or 6.8% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2018.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of March 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.372%, 4/25/26	4/29/16	$94,666	$96,422	0.03%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.522%, 6/24/49	6/19/15	93,845	93,845	0.03%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.122%, 11/25/24	11/06/15	30,484	33,538	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.122%, 11/25/25	9/28/15	143,230	161,242	0.06%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.372%, 11/25/25	9/28/15	40,320	47,462	0.02%

(h)	Inverse interest only security.
(i)	Affiliated investments.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,306,198 and gross unrealized depreciation of investments was $(6,347,035), resulting in net unrealized appreciation of $38,959,163.
(m)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen

KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

67.5%	United States
5.2%	Japan
3.5%	United Kingdom
2.4%	France
1.7%	Germany
1.5%	Hong Kong
1.2%	Australia
1.2%	Canada
1.1%	Switzerland
0.9%	China
0.9%	India
0.8%	Brazil
6.6%	Other
5.5%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Argentina, Austria, Belgium, Bermuda, Chile, Colombia, Denmark, Finland, Indonesia, Ireland, Israel, Italy, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Portugal, Singapore, South Korea, Spain, Sweden, Taiwan, and Turkey.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Information Technology	$27,468,134	$6,909,560	$	– 0	–	$34,377,694
Real Estate	15,384,363	13,050,465		– 0	–	28,434,828
Financials	18,750,197	9,283,668		– 0	–	28,033,865
Health Care	17,252,215	3,264,287		– 0	–	20,516,502
Consumer Discretionary	12,211,661	5,050,846		– 0	–	17,262,507
Consumer Staples	10,203,838	4,978,036		– 0	–	15,181,874
Industrials	7,943,638	5,620,325		– 0	–	13,563,963

Investments in Securities:	Level 1		Level 2		Level 3			Total
Energy	$6,565,133		$1,676,938		$	– 0	–	$8,242,071
Materials	3,877,859		3,158,201			– 0	–	7,036,060
Telecommunication Services	1,613,491		2,383,251			– 0	–	3,996,742
Utilities	3,026,734		878,637			– 0	–	3,905,371
Banks	– 0	–	380,587			– 0	–	380,587
Transportation	– 0	–	351,104			– 0	–	351,104
Capital Goods	– 0	–	244,806			– 0	–	244,806
Health Care Equipment & Services	199,095		– 0	–		– 0	–	199,095
Consumer Durables & Apparel	94,889		– 0	–		– 0	–	94,889
Corporates - Investment Grade	– 0	–	26,172,077			196,436		26,368,513
Mortgage Pass-Throughs	– 0	–	22,976,170			– 0	–	22,976,170
Governments - Treasuries	– 0	–	11,973,516			– 0	–	11,973,516
Commercial Mortgage-Backed Securities	– 0	–	6,929,013			1,796,484		8,725,497
Asset-Backed Securities	– 0	–	6,811,098			1,870,736		8,681,834
Collateralized Mortgage Obligations	– 0	–	6,758,831			– 0	–	6,758,831
Inflation-Linked Securities	– 0	–	5,007,222			– 0	–	5,007,222
Corporates - Non-Investment Grade	– 0	–	4,145,640			– 0	–	4,145,640
Emerging Markets - Corporate Bonds	– 0	–	1,015,545			– 0	–	1,015,545
Emerging Markets - Treasuries	– 0	–	806,181			– 0	–	806,181
Local Governments - US Municipal Bonds	– 0	–	525,376			– 0	–	525,376
Quasi-Sovereigns	– 0	–	257,360			– 0	–	257,360
Governments - Sovereign Bonds	– 0	–	197,400			– 0	–	197,400
Short-Term Investments:
Governments - Treasuries	– 0	–	8,056,683			– 0	–	8,056,683
Time Deposits	– 0	–	6,037,155			– 0	–	6,037,155
U.S. Treasury Bills	– 0	–	1,856,334			– 0	–	1,856,334
Agency Discount Notes	– 0	–	304,720			– 0	–	304,720
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	326,445		– 0	–		– 0	–	326,445

Total Investments in Securities	124,917,692		167,061,032			3,863,656		295,842,380
Other Financial Instruments (a):
Assets:
Futures	255,534		– 0	–		– 0	–	255,534
Forward Currency Exchange Contracts	– 0	–	274,551			– 0	–	274,551
Centrally Cleared Interest Rate Swaps	– 0	–	136,520			– 0	–	136,520
Credit Default Swaps	– 0	–	829			– 0	–	829
Liabilities:
Futures	(60,318)		– 0	–		– 0	–	(60,318)
Forward Currency Exchange Contracts	– 0	–	(292,309)			– 0	–	(292,309)
Centrally Cleared Interest Rate Swaps	– 0	–	(158)			– 0	–	(158)
Credit Default Swaps	– 0	–	(426,954)			– 0	–	(426,954)

Total (b)(c)	$125,112,908		$166,753,511			$3,863,656		$295,730,075

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were deminimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.
(c)	An amount of $5,701,698 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Corporates - Investment Grade
Balance as of 12/31/17	$1,812,622		$1,545,137		$	– 0	–
Accrued discounts/(premiums)	113		187			102
Realized gain (loss)	77		(1,221)			– 0	–
Change in unrealized appreciation/depreciation	(12,930)		(6,079)			(52)
Purchases/Payups	274,982		308,982			196,386
Sales/Paydowns	(204,128)		(50,522)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 3/31/18	$1,870,736		$1,796,484			$196,436

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18	$(12,383)		$(7,302)			$(52)

	Total
Balance as of 12/31/17	$3,357,759
Accrued discounts/(premiums)	402
Realized gain (loss)	(1,144)
Change in unrealized appreciation/depreciation	(19,061)
Purchases/Payups	780,350
Sales/Paydowns	(254,650)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 3/31/18	$3,863,656

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18	$(19,737)

As of March 31, 2018, all Level 3 securities were priced (i) by third party vendors or (ii) by brokers.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio*	$1,220	$3,667	$4,561	$326	$2

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 54.4%
Financials - 9.8%
Banks - 5.0%
AIB Group PLC	5,844	$35,177
Aozora Bank Ltd.	2,000	80,273
Australia & New Zealand Banking Group Ltd.	31,095	647,191
Banco Bilbao Vizcaya Argentaria SA	73,153	579,340
Banco de Sabadell SA	50,635	103,570
Banco Santander SA	171,172	1,120,385
Bank Hapoalim BM	14,749	101,428
Bank Leumi Le-Israel BM	12,645	76,381
Bank of America Corp.	70,245	2,106,648
Bank of East Asia Ltd. (The)	21,000	84,145
Bank of Ireland Group PLC (a)	11,605	101,693
Bank of Kyoto Ltd. (The)	400	22,667
Bank of Queensland Ltd.	7,933	67,338
Bankia SA	10,832	48,592
Bankinter SA	7,353	75,702
Barclays PLC	180,209	526,590
BB&T Corp.	5,650	294,026
Bendigo & Adelaide Bank Ltd.	4,177	31,803
BNP Paribas SA	13,908	1,031,427
BOC Hong Kong Holdings Ltd.	39,500	193,778
CaixaBank SA	42,465	202,458
Chiba Bank Ltd. (The)	11,000	89,935
Citigroup, Inc.	19,179	1,294,582
Citizens Financial Group, Inc.	3,519	147,728
Comerica, Inc.	1,200	115,116
Commerzbank AG (a)	15,814	205,302
Commonwealth Bank of Australia	18,280	1,022,250
Concordia Financial Group Ltd.	11,221	63,359
Credit Agricole SA	14,327	233,602
Danske Bank A/S	7,940	297,498
DBS Group Holdings Ltd.	17,000	359,080
DNB ASA	9,303	183,243
Erste Group Bank AG	3,207	161,226
Fifth Third Bancorp	5,040	160,020
Fukuoka Financial Group, Inc.	9,000	49,304
Hang Seng Bank Ltd.	8,100	188,200
HSBC Holdings PLC	217,206	2,039,719
Huntington Bancshares, Inc./OH	7,765	117,251
ING Groep NV	36,740	619,995
Intesa Sanpaolo SpA	120,775	439,742
Japan Post Bank Co., Ltd.	3,855	52,316
JPMorgan Chase & Co.	25,115	2,761,897
KBC Group NV	3,064	266,810
KeyCorp	7,725	151,024
Kyushu Financial Group, Inc.	3,564	17,800
Lloyds Banking Group PLC	769,079	699,574
M&T Bank Corp.	1,115	205,561
Mebuki Financial Group, Inc.	16,800	65,258
Mediobanca Banca di Credito Finanziario SpA	12,965	152,422
Mitsubishi UFJ Financial Group, Inc.	135,900	903,139
Mizrahi Tefahot Bank Ltd.	1,057	20,248
Mizuho Financial Group, Inc.	253,500	461,973
National Australia Bank Ltd.	28,193	622,404
Nordea Bank AB	28,914	309,379
Oversea-Chinese Banking Corp., Ltd.	29,000	285,679
People’s United Financial, Inc.	2,465	45,997
PNC Financial Services Group, Inc. (The)	3,430	518,753

Company	Shares	U.S. $ Value
Raiffeisen Bank International AG (a)	1,307	$50,907
Regions Financial Corp.	8,325	154,678
Resona Holdings, Inc.	21,000	112,874
Royal Bank of Scotland Group PLC (a)	42,208	153,545
Seven Bank Ltd.	16,218	52,028
Shinsei Bank Ltd.	3,700	57,398
Shizuoka Bank Ltd. (The)	4,000	38,466
Skandinaviska Enskilda Banken AB - Class A	16,190	170,097
Societe Generale SA	9,446	513,016
Standard Chartered PLC	34,982	350,602
Sumitomo Mitsui Financial Group, Inc.	14,300	606,667
Sumitomo Mitsui Trust Holdings, Inc.	3,200	130,813
SunTrust Banks, Inc.	3,390	230,656
Suruga Bank Ltd.	1,000	14,034
SVB Financial Group (a)	386	92,644
Svenska Handelsbanken AB - Class A	14,254	178,415
Swedbank AB - Class A	8,621	193,717
UniCredit SpA (a)	17,422	364,139
United Overseas Bank Ltd.	12,000	252,506
US Bancorp.	11,415	576,457
Wells Fargo & Co.	32,075	1,681,051
Westpac Banking Corp.	35,553	787,479
Zions Bancorporation	1,430	75,404

		29,695,591

Capital Markets - 1.6%
3i Group PLC	9,721	117,331
Affiliated Managers Group, Inc.	407	77,159
Ameriprise Financial, Inc.	1,045	154,597
Amundi SA (b)	1,517	121,826
ASX Ltd.	1,453	62,969
Bank of New York Mellon Corp. (The)	7,415	382,095
BlackRock, Inc. - Class A	977	529,260
Cboe Global Markets, Inc.	846	96,529
Charles Schwab Corp. (The)	8,590	448,570
CME Group, Inc. - Class A	2,450	396,263
Credit Suisse Group AG (REG) (a)	25,000	419,875
Daiwa Securities Group, Inc.	16,000	102,974
Deutsche Bank AG (REG)	19,693	274,726
Deutsche Boerse AG	2,077	283,933
E*TRADE Financial Corp. (a)	1,870	103,617
Franklin Resources, Inc.	2,320	80,458
Goldman Sachs Group, Inc. (The)	2,538	639,221
Hargreaves Lansdown PLC	2,483	56,994
Hong Kong Exchanges & Clearing Ltd.	10,900	359,014
Intercontinental Exchange, Inc.	4,230	306,760
Invesco Ltd.	2,930	93,789
Investec PLC	5,877	45,419
Japan Exchange Group, Inc.	4,965	92,965
Julius Baer Group Ltd. (a)	2,130	131,083
Kingston Financial Group Ltd.	68,779	31,027
London Stock Exchange Group PLC	3,987	230,858
Macquarie Group Ltd.	3,705	295,426
Moody’s Corp.	1,245	200,818
Morgan Stanley	10,070	543,377
Nasdaq, Inc.	860	74,149
Natixis SA	21,759	178,539
Nomura Holdings, Inc.	38,855	226,576

Company	Shares	U.S. $ Value
Northern Trust Corp.	1,560	$160,883
Partners Group Holding AG	158	117,572
Raymond James Financial, Inc.	909	81,274
S&P Global, Inc.	1,860	355,372
Schroders PLC	1,291	57,925
Singapore Exchange Ltd.	21,000	118,554
St James’s Place PLC	4,994	76,138
State Street Corp.	2,635	262,789
T. Rowe Price Group, Inc.	1,725	186,248
UBS Group AG (a)	38,983	686,838

		9,261,790

Consumer Finance - 0.2%
Acom Co., Ltd. (a)	13,014	58,441
American Express Co.	5,210	485,989
Capital One Financial Corp.	3,513	336,616
Credit Saison Co., Ltd.	3,500	58,581
Discover Financial Services	2,610	187,737
Navient Corp.	1,900	24,928
Synchrony Financial	5,318	178,312

		1,330,604

Diversified Financial Services - 0.8%
AMP Ltd.	28,155	108,655
Berkshire Hathaway, Inc. - Class B (a)	13,994	2,791,523
Challenger Ltd./Australia	12,809	114,715
Eurazeo SA	1,370	126,145
EXOR NV	3,679	261,886
First Pacific Co., Ltd./Hong Kong	86,660	47,098
Groupe Bruxelles Lambert SA	768	87,839
IHS Markit Ltd. (a)	2,561	123,543
Industrivarden AB - Class C	4,979	116,121
Investor AB - Class B	4,336	192,620
Kinnevik AB	4,676	168,936
Leucadia National Corp.	2,255	51,256
ORIX Corp.	14,110	252,865
Pargesa Holding SA	346	30,700
Standard Life Aberdeen PLC	28,554	144,131
Wendel SA	844	131,607

		4,749,640

Insurance - 2.2%
Admiral Group PLC	2,010	52,024
Aegon NV	11,109	74,950
Aflac, Inc.	5,710	249,870
Ageas	1,646	84,941
AIA Group Ltd.	128,423	1,097,847
Allianz SE (REG)	4,871	1,101,124
Allstate Corp. (The)	2,600	246,480
American International Group, Inc.	6,493	353,349
Aon PLC	1,865	261,715
Arthur J Gallagher & Co.	1,302	89,486
Assicurazioni Generali SpA	11,115	213,655
Assurant, Inc.	410	37,478
Aviva PLC	43,251	301,853
Baloise Holding AG (REG)	926	141,663
Brighthouse Financial, Inc. (a)	697	35,826
Chubb Ltd.	3,332	455,718

Company	Shares	U.S. $ Value
Cincinnati Financial Corp.	1,060	$78,716
CNP Assurances	4,544	114,710
Dai-ichi Life Holdings, Inc.	10,264	189,488
Direct Line Insurance Group PLC	13,089	70,085
Everest Re Group Ltd.	294	75,505
Gjensidige Forsikring ASA	3,690	67,867
Hannover Rueck SE (REG)	795	108,463
Hartford Financial Services Group, Inc. (The)	2,575	132,664
Insurance Australia Group Ltd.	23,145	134,008
Japan Post Holdings Co., Ltd.	16,700	202,945
Legal & General Group PLC	63,405	229,732
Lincoln National Corp.	1,590	116,165
Loews Corp.	1,990	98,963
Mapfre SA	8,911	29,647
Marsh & McLennan Cos., Inc.	3,690	304,757
Medibank Pvt Ltd.	39,307	88,226
MetLife, Inc.	7,570	347,387
MS&AD Insurance Group Holdings, Inc.	4,800	149,105
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,588	369,275
NN Group NV	7,137	317,096
Old Mutual PLC	61,153	205,773
Principal Financial Group, Inc.	1,940	118,165
Progressive Corp. (The)	4,145	252,555
Prudential Financial, Inc.	3,065	317,381
Prudential PLC	27,421	685,214
QBE Insurance Group Ltd.	13,053	97,385
RSA Insurance Group PLC	10,859	96,140
Sampo Oyj - Class A	4,765	265,471
SCOR SE	3,333	136,070
Sompo Holdings, Inc.	4,000	161,172
Sony Financial Holdings, Inc.	4,130	75,414
Suncorp Group Ltd.	12,247	126,309
Swiss Life Holding AG (a)	342	121,878
Swiss Re AG	3,176	324,164
T&D Holdings, Inc.	5,500	87,484
Tokio Marine Holdings, Inc.	7,300	331,003
Torchmark Corp.	752	63,296
Travelers Cos., Inc. (The)	2,030	281,886
Tryg A/S	1,821	42,428
UnipolSai Assicurazioni SpA	4,035	9,594
Unum Group	1,620	77,128
Willis Towers Watson PLC	987	150,212
XL Group Ltd.	1,810	100,021
Zurich Insurance Group AG (a)	1,604	529,099

		12,678,025

		57,715,650

Information Technology - 8.6%
Communications Equipment - 0.4%
Cisco Systems, Inc.	35,790	1,535,033
F5 Networks, Inc. (a)	480	69,413
Juniper Networks, Inc.	2,640	64,231
Motorola Solutions, Inc.	1,145	120,569
Nokia Oyj	62,192	343,431
Telefonaktiebolaget LM Ericsson - Class B	28,969	184,473

		2,317,150

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.5%
Alps Electric Co., Ltd.	2,053	$50,820
Amphenol Corp. - Class A	2,150	185,180
Corning, Inc.	6,205	172,996
FLIR Systems, Inc.	910	45,509
Hamamatsu Photonics KK	1,600	61,553
Hexagon AB - Class B	4,263	254,454
Hirose Electric Co., Ltd.	315	43,517
Hitachi High-Technologies Corp.	1,881	89,420
Hitachi Ltd.	52,000	378,748
Ingenico Group SA	930	75,485
IPG Photonics Corp. (a)	273	63,713
Keyence Corp.	1,054	658,389
Kyocera Corp.	3,100	175,764
Murata Manufacturing Co., Ltd.	2,000	276,064
Nippon Electric Glass Co., Ltd.	929	26,930
Omron Corp.	1,800	105,222
Shimadzu Corp.	2,000	55,170
TDK Corp.	1,200	106,906
TE Connectivity Ltd.	2,560	255,744
Yaskawa Electric Corp.	2,723	123,503
Yokogawa Electric Corp.	4,500	91,238

		3,296,325

Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	1,205	85,531
Alphabet, Inc. - Class A (a)	2,189	2,270,299
Alphabet, Inc. - Class C (a)	2,194	2,263,747
DeNA Co., Ltd.	1,663	30,288
eBay, Inc. (a)	7,035	283,088
Facebook, Inc. - Class A (a)	17,287	2,762,290
Kakaku.com, Inc.	3,799	67,232
Mixi, Inc.	827	30,942
REA Group Ltd.	1,002	61,520
United Internet AG	2,321	146,248
VeriSign, Inc. (a)	625	74,100
Yahoo Japan Corp.	13,553	63,440

		8,138,725

IT Services - 1.4%
Accenture PLC - Class A	4,485	688,447
Alliance Data Systems Corp.	380	80,887
Amadeus IT Group SA - Class A	4,677	346,113
Atos SE	677	92,755
Automatic Data Processing, Inc.	3,220	365,406
Capgemini SE	1,557	194,274
Cognizant Technology Solutions Corp. - Class A	4,280	344,540
Computershare Ltd.	3,663	49,122
CSRA, Inc.	1,140	47,002
DXC Technology Co.	2,068	207,896
Fidelity National Information Services, Inc.	2,420	233,046
Fiserv, Inc. (a)	3,000	213,930
Fujitsu Ltd.	18,000	109,385
Gartner, Inc. (a)	640	75,277
Global Payments, Inc.	1,159	129,252
International Business Machines Corp.	6,226	955,255
Mastercard, Inc. - Class A	6,760	1,184,082

Company	Shares	U.S. $ Value
Nomura Research Institute Ltd.	1,300	$61,424
NTT Data Corp.	6,010	63,151
Obic Co., Ltd.	730	61,516
Otsuka Corp.	1,200	61,179
Paychex, Inc.	2,295	141,349
PayPal Holdings, Inc. (a)	8,185	620,996
Total System Services, Inc.	1,210	104,375
Visa, Inc. - Class A	13,150	1,573,003
Western Union Co. (The) - Class W	3,280	63,074
Wirecard AG	1,262	149,599

		8,216,335

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)(c)	5,883	59,124
Analog Devices, Inc.	2,610	237,849
Applied Materials, Inc.	7,635	424,582
ASM Pacific Technology Ltd.	900	12,680
ASML Holding NV	3,784	750,342
Broadcom Ltd.	2,975	701,059
Disco Corp.	309	66,047
Infineon Technologies AG	10,766	289,532
Intel Corp.	33,840	1,762,387
KLA-Tencor Corp.	1,160	126,452
Lam Research Corp.	1,229	249,684
Microchip Technology, Inc.	1,695	154,855
Micron Technology, Inc. (a)	8,320	433,805
NVIDIA Corp.	4,435	1,027,102
NXP Semiconductors NV (a)	3,725	435,825
Qorvo, Inc. (a)	868	61,151
QUALCOMM, Inc.	10,670	591,225
Renesas Electronics Corp. (a)	5,418	54,466
Rohm Co., Ltd.	1,300	123,397
Skyworks Solutions, Inc.	1,324	132,744
STMicroelectronics NV	12,251	272,630
SUMCO Corp.	2,522	65,868
Texas Instruments, Inc.	7,175	745,411
Tokyo Electron Ltd.	1,689	312,450
Xilinx, Inc.	1,835	132,560

		9,223,227

Software - 2.0%
Activision Blizzard, Inc.	5,455	367,994
Adobe Systems, Inc. (a)	3,560	769,245
ANSYS, Inc. (a)	612	95,894
Autodesk, Inc. (a)	1,575	197,788
CA, Inc.	2,235	75,767
Cadence Design Systems, Inc. (a)	2,014	74,055
Check Point Software Technologies Ltd. (a)	1,405	139,573
Citrix Systems, Inc. (a)	1,030	95,584
Dassault Systemes SE	924	125,658
Electronic Arts, Inc. (a)	2,235	270,971
Intuit, Inc.	1,750	303,362
Konami Holdings Corp.	1,300	66,205
LINE Corp. (a)	33	1,299
Micro Focus International PLC	4,754	66,383
Microsoft Corp.	55,920	5,103,818

Company	Shares	U.S. $ Value
Nexon Co., Ltd. (a)	5,190	$87,990
Nice Ltd. (a)	596	55,688
Nintendo Co., Ltd.	1,200	533,128
Oracle Corp.	22,050	1,008,787
Oracle Corp. Japan	500	41,497
Red Hat, Inc. (a)	1,290	192,868
Sage Group PLC (The)	12,240	109,982
salesforce.com, Inc. (a)	4,984	579,639
SAP SE	10,475	1,099,684
Symantec Corp.	4,455	115,162
Synopsys, Inc. (a)	1,072	89,233
Take-Two Interactive Software, Inc. (a)	835	81,646
Trend Micro, Inc./Japan	1,600	94,355
Ubisoft Entertainment SA (a)	804	68,044

		11,911,299

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	37,026	6,212,222
Brother Industries Ltd.	2,200	51,012
Canon, Inc.	11,400	413,573
FUJIFILM Holdings Corp.	4,200	167,721
Hewlett Packard Enterprise Co.	11,460	201,008
HP, Inc.	12,010	263,259
Konica Minolta, Inc.	6,000	51,006
NEC Corp.	2,500	70,273
NetApp, Inc.	1,940	119,679
Ricoh Co., Ltd.	6,000	59,273
Seagate Technology PLC	2,050	119,966
Seiko Epson Corp.	2,700	46,791
Western Digital Corp.	2,163	199,580
Xerox Corp.	1,486	42,767

		8,018,130

		51,121,191

Consumer Discretionary - 7.0%
Auto Components - 0.4%
Aisin Seiki Co., Ltd.	1,800	98,231
Aptiv PLC	1,891	160,678
BorgWarner, Inc.	1,380	69,318
Bridgestone Corp.	6,900	303,557
Cie Generale des Etablissements Michelin SCA - Class B	1,732	256,410
Continental AG	1,047	289,193
Denso Corp.	5,200	286,023
Faurecia SA	1,635	132,298
GKN PLC	16,316	105,758
Goodyear Tire & Rubber Co. (The)	1,710	45,452
Koito Manufacturing Co., Ltd.	1,000	69,834
NGK Spark Plug Co., Ltd.	3,000	72,288
NOK Corp.	2,800	54,677
Nokian Renkaat Oyj	1,090	49,502
Stanley Electric Co., Ltd.	1,600	60,075
Sumitomo Electric Industries Ltd.	7,200	110,041
Sumitomo Rubber Industries Ltd.	4,100	75,593
Toyota Industries Corp.	1,600	96,727
Valeo SA	2,277	150,624
Yokohama Rubber Co., Ltd. (The)	1,000	23,176

		2,509,455

Company	Shares	U.S. $ Value
Automobiles - 1.2%
Bayerische Motoren Werke AG	3,152	$342,842
Daimler AG (REG)	10,262	874,323
Ferrari NV	1,527	183,563
Fiat Chrysler Automobiles NV (a)	14,140	288,403
Ford Motor Co.	28,220	312,678
General Motors Co.	9,216	334,909
Harley-Davidson, Inc.	1,150	49,312
Honda Motor Co., Ltd.	18,521	641,134
Isuzu Motors Ltd.	5,500	84,268
Mazda Motor Corp.	5,200	69,544
Mitsubishi Motors Corp.	11,400	81,527
Nissan Motor Co., Ltd.	26,300	271,472
Peugeot SA	7,475	179,993
Porsche Automobil Holding SE (Preference Shares)	1,458	121,536
Renault SA	1,830	222,066
Subaru Corp.	6,000	198,617
Suzuki Motor Corp.	3,500	190,027
Toyota Motor Corp.	28,500	1,850,552
Volkswagen AG	630	126,095
Volkswagen AG (Preference Shares)	1,767	352,188
Yamaha Motor Co., Ltd.	2,700	80,330

		6,855,379

Distributors - 0.0%
Genuine Parts Co.	1,060	95,230
Jardine Cycle & Carriage Ltd.	2,000	52,833
LKQ Corp. (a)	2,214	84,021

		232,084

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	300	10,914
H&R Block, Inc.	1,420	36,082

		46,996

Hotels, Restaurants & Leisure - 1.0%
Accor SA	2,705	146,137
Aristocrat Leisure Ltd.	4,876	91,037
Carnival Corp.	2,885	189,198
Carnival PLC	2,273	146,298
Chipotle Mexican Grill, Inc. - Class A (a)	244	78,839
Compass Group PLC	16,836	343,774
Crown Resorts Ltd.	9,430	92,613
Darden Restaurants, Inc.	870	74,167
Domino’s Pizza Enterprises Ltd.	823	26,519
Galaxy Entertainment Group Ltd.	20,155	184,996
Genting Singapore PLC	92,000	76,307
GVC Holdings PLC	5,872	75,875
Hilton Worldwide Holdings, Inc.	1,466	115,462
InterContinental Hotels Group PLC	2,053	123,001
Marriott International, Inc./MD - Class A	2,231	303,371
McDonald’s Corp.	5,780	903,876
McDonald’s Holdings Co. Japan Ltd.	2,200	104,117
Melco Resorts & Entertainment Ltd. (ADR)	2,651	76,826

Company	Shares	U.S. $ Value
Merlin Entertainments PLC (b)	2,417	$11,753
MGM Resorts International	3,660	128,173
Norwegian Cruise Line Holdings Ltd. (a)	1,281	67,855
Oriental Land Co., Ltd./Japan	2,100	214,866
Paddy Power Betfair PLC	1,060	108,842
Royal Caribbean Cruises Ltd.	1,277	150,354
Sands China Ltd.	39,744	215,982
Sodexo SA	1,005	101,151
Starbucks Corp.	10,220	591,636
Tabcorp Holdings Ltd.	12,096	41,019
TUI AG	6,938	148,776
Whitbread PLC	1,737	90,163
Wyndham Worldwide Corp.	750	85,822
Wynn Macau Ltd.	77,455	283,890
Wynn Resorts Ltd.	560	102,122
Yum! Brands, Inc.	2,445	208,143

		5,702,960

Household Durables - 0.5%
Auto Trader Group PLC (b)	9,529	46,839
Barratt Developments PLC	9,541	70,998
Berkeley Group Holdings PLC	1,236	65,705
Casio Computer Co., Ltd.	2,100	31,281
DR Horton, Inc.	2,455	107,627
Electrolux AB - Class B	2,430	76,738
Garmin Ltd.	770	45,376
Husqvarna AB - Class B	8,194	79,214
Iida Group Holdings Co., Ltd.	1,346	25,160
Leggett & Platt, Inc.	925	41,033
Lennar Corp. - Class A	1,300	76,622
Mohawk Industries, Inc. (a)	450	104,499
Newell Brands, Inc.	3,455	88,033
Nikon Corp.	3,200	57,843
Panasonic Corp.	23,500	337,472
Persimmon PLC	3,527	125,181
PulteGroup, Inc.	1,935	57,063
Rinnai Corp.	700	66,573
SEB SA	568	108,641
Sekisui Chemical Co., Ltd.	4,000	70,148
Sekisui House Ltd.	6,000	109,787
Sharp Corp./Japan (a)	1,500	44,924
Sony Corp.	13,500	664,204
Taylor Wimpey PLC	31,025	80,376
Techtronic Industries Co., Ltd.	13,454	78,963
Whirlpool Corp.	550	84,211

		2,744,511

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	2,912	4,214,654
Booking Holdings, Inc. (a)	397	825,915
Expedia Group, Inc.	882	97,382
Netflix, Inc. (a)	3,132	925,036
Rakuten, Inc.	8,852	73,150
Start Today Co., Ltd.	2,592	67,463
TripAdvisor, Inc. (a)	762	31,158
Zalando SE (a)(b)	2,021	110,283

		6,345,041

Company	Shares	U.S. $ Value
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,900	$61,491
Hasbro, Inc.	800	67,440
Mattel, Inc. (c)	2,435	32,020
Sankyo Co., Ltd.	300	10,495
Shimano, Inc.	700	101,014
Yamaha Corp.	1,600	70,280

		342,740

Media - 1.0%
Altice NV - Class A (a)	3,528	29,157
Axel Springer SE	2,191	183,284
CBS Corp. - Class B	2,540	130,531
Charter Communications, Inc. - Class A (a)	1,423	442,866
Comcast Corp. - Class A	33,702	1,151,597
Dentsu, Inc.	2,100	92,805
Discovery Communications, Inc. - Class A (a)(c)	1,045	22,394
Discovery Communications, Inc. - Class C (a)	2,154	42,046
DISH Network Corp. - Class A (a)	1,575	59,677
Eutelsat Communications SA	3,140	62,236
Hakuhodo DY Holdings, Inc.	2,490	34,372
Interpublic Group of Cos., Inc. (The)	2,795	64,369
ITV PLC	34,542	69,922
JCDecaux SA	189	6,573
Lagardere SCA	352	10,055
News Corp. - Class A	2,758	43,576
News Corp. - Class B	817	13,154
Omnicom Group, Inc.	1,660	120,632
Pearson PLC	7,821	82,456
Publicis Groupe SA	1,801	125,407
RTL Group SA (London)	1,166	96,716
Schibsted ASA - Class B	2,252	57,640
SES SA	4,651	62,956
Sky PLC	13,314	242,476
Telenet Group Holding NV (a)	454	30,347
Time Warner, Inc.	5,645	533,904
Toho Co., Ltd./Tokyo	1,000	33,285
Twenty-First Century Fox, Inc. - Class A	7,621	279,614
Twenty-First Century Fox, Inc. - Class B	3,167	115,184
Viacom, Inc. - Class B	2,510	77,961
Vivendi SA	11,072	287,150
Walt Disney Co. (The)	10,894	1,094,193
WPP PLC	13,761	218,685

		5,917,220

Multiline Retail - 0.2%
Dollar General Corp.	1,870	174,939
Dollar Tree, Inc. (a)	1,738	164,936
Don Quijote Holdings Co., Ltd.	1,000	57,310
Isetan Mitsukoshi Holdings Ltd.	2,200	24,344
J Front Retailing Co., Ltd.	3,500	59,113
Kohl’s Corp.	1,180	77,302
Macy’s, Inc.	2,205	65,577
Marks & Spencer Group PLC	15,442	58,656

Company	Shares	U.S. $ Value
Marui Group Co., Ltd.	3,300	$66,546
Next PLC	1,363	91,115
Nordstrom, Inc.	820	39,696
Ryohin Keikaku Co., Ltd.	257	85,861
Target Corp.	3,925	272,513

		1,237,908

Specialty Retail - 0.8%
ABC-Mart, Inc.	500	32,927
Advance Auto Parts, Inc.	531	62,950
AutoZone, Inc. (a)	225	145,955
Best Buy Co., Inc.	1,850	129,482
CarMax, Inc. (a)	1,320	81,761
Fast Retailing Co., Ltd.	500	200,866
Foot Locker, Inc.	892	40,622
Gap, Inc. (The)	1,555	48,516
Hennes & Mauritz AB - Class B	9,038	135,020
Hikari Tsushin, Inc.	500	80,653
Home Depot, Inc. (The)	8,480	1,511,475
Industria de Diseno Textil SA	11,626	365,505
Kingfisher PLC	29,522	121,108
L Brands, Inc.	1,785	68,205
Lowe’s Cos., Inc.	6,040	530,010
Nitori Holdings Co., Ltd.	750	131,525
O’Reilly Automotive, Inc. (a)	640	158,323
Ross Stores, Inc.	2,800	218,344
Shimamura Co., Ltd.	200	24,938
Tiffany & Co.	755	73,733
TJX Cos., Inc. (The)	4,620	376,807
Tractor Supply Co.	915	57,663
Ulta Salon Cosmetics & Fragrance, Inc. (a)	452	92,330
USS Co., Ltd.	4,120	84,326
Yamada Denki Co., Ltd.	10,990	66,783

		4,839,827

Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	2,040	496,327
Burberry Group PLC	4,236	100,971
Cie Financiere Richemont SA (REG)	5,585	501,879
Hanesbrands, Inc. (c)	2,627	48,389
Hermes International	281	166,563
HUGO BOSS AG	1,317	114,733
Kering SA	721	345,804
Li & Fung Ltd.	48,000	23,663
Luxottica Group SpA	1,559	96,852
LVMH Moet Hennessy Louis Vuitton SE	2,973	916,199
Michael Kors Holdings Ltd. (a)	1,059	65,743
NIKE, Inc. - Class B	9,520	632,509
Pandora A/S	1,106	119,665
PVH Corp.	545	82,529
Ralph Lauren Corp.	390	43,602
Swatch Group AG (The)	294	129,726
Swatch Group AG (The) (REG)	1,834	153,804
Tapestry, Inc.	2,030	106,798
Under Armour, Inc. - Class A (a)(c)	1,247	20,388
Under Armour, Inc. - Class C (a)(c)	1,254	17,995
VF Corp.	2,310	171,217

		4,355,356

		41,129,477

Company	Shares	U.S. $ Value
Industrials - 6.7%
Aerospace & Defense - 1.2%
Airbus SE	6,243	$722,675
Arconic, Inc.	3,056	70,410
BAE Systems PLC	33,818	276,689
Boeing Co. (The)	4,060	1,331,193
Cobham PLC	27,677	47,693
Dassault Aviation SA	41	78,327
Elbit Systems Ltd.	250	30,103
General Dynamics Corp.	2,010	444,009
Harris Corp.	845	136,282
Huntington Ingalls Industries, Inc.	329	84,803
L3 Technologies, Inc.	625	130,000
Leonardo SpA	5,271	60,960
Lockheed Martin Corp.	1,800	608,274
Meggitt PLC	10,854	65,846
Northrop Grumman Corp.	1,340	467,821
Raytheon Co.	2,150	464,013
Rockwell Collins, Inc.	1,200	161,820
Rolls-Royce Holdings PLC (a)	19,591	239,522
Safran SA	3,586	380,581
Singapore Technologies Engineering Ltd.	43,000	118,289
Textron, Inc.	1,855	109,389
Thales SA	694	84,545
TransDigm Group, Inc.	363	111,419
United Technologies Corp.	5,425	682,574

		6,907,237

Air Freight & Logistics - 0.3%
Bollore SA	25,929	138,315
CH Robinson Worldwide, Inc.	965	90,430
Deutsche Post AG (REG)	9,235	404,486
Expeditors International of Washington, Inc.	1,220	77,226
FedEx Corp.	1,815	435,800
Kuehne & Nagel International AG (REG)	477	75,130
Royal Mail PLC	8,567	65,022
United Parcel Service, Inc. - Class B	4,955	518,590
Yamato Holdings Co., Ltd.	3,400	85,463

		1,890,462

Airlines - 0.2%
Alaska Air Group, Inc.	843	52,232
American Airlines Group, Inc.	3,082	160,141
ANA Holdings, Inc.	1,007	39,021
Delta Air Lines, Inc.	4,702	257,717
Deutsche Lufthansa AG (REG)	3,330	106,452
easyJet PLC	2,320	52,297
International Consolidated Airlines Group SA	10,420	90,215
Japan Airlines Co., Ltd.	900	36,645
Singapore Airlines Ltd.	14,000	116,335
Southwest Airlines Co.	3,905	223,678
United Continental Holdings, Inc. (a)	1,822	126,574

		1,261,307

Company	Shares	U.S. $ Value
Building Products - 0.3%
Allegion PLC	635	$54,159
AO Smith Corp.	1,055	67,087
Asahi Glass Co., Ltd.	2,000	83,815
Assa Abloy AB - Class B	9,541	206,805
Cie de Saint-Gobain	4,539	239,682
Daikin Industries Ltd.	2,500	277,733
Fortune Brands Home & Security, Inc.	1,071	63,071
Geberit AG (REG)	360	159,200
Johnson Controls International PLC	6,692	235,826
LIXIL Group Corp.	2,500	55,457
Masco Corp.	2,205	89,170
TOTO Ltd.	1,522	79,800

		1,611,805

Commercial Services & Supplies - 0.2%
Brambles Ltd.	15,030	115,999
Cintas Corp.	685	116,847
Dai Nippon Printing Co., Ltd.	2,500	51,952
G4S PLC	17,154	59,703
ISS A/S (a)	1,785	66,294
Park24 Co., Ltd.	1,300	35,474
Republic Services, Inc. - Class A	1,600	105,968
Secom Co., Ltd.	2,000	148,970
Societe BIC SA	891	88,638
Sohgo Security Services Co., Ltd.	1,000	49,144
Stericycle, Inc. (a)	610	35,703
Toppan Printing Co., Ltd.	5,000	41,100
Waste Management, Inc.	2,845	239,322

		1,155,114

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	2,573	100,387
Bouygues SA	1,739	87,190
CIMIC Group Ltd.	2,988	102,840
Eiffage SA	1,102	125,508
Ferrovial SA	4,609	96,364
Fluor Corp.	965	55,217
HOCHTIEF AG	422	78,884
Jacobs Engineering Group, Inc.	815	48,207
JGC Corp.	4,000	87,090
Kajima Corp.	7,000	65,810
Obayashi Corp.	6,000	66,095
Quanta Services, Inc. (a)	1,115	38,300
Shimizu Corp.	4,000	35,683
Skanska AB - Class B	8,587	176,058
Taisei Corp.	2,000	102,579
Vinci SA	5,456	537,389

		1,803,601

Electrical Equipment - 0.5%
ABB Ltd. (REG)	20,970	498,629
Acuity Brands, Inc.	323	44,958
AMETEK, Inc.	1,599	121,476
Eaton Corp. PLC	3,144	251,237
Emerson Electric Co.	4,650	317,595
Fuji Electric Co., Ltd.	14,000	96,456
Legrand SA	2,541	199,368

Company	Shares	U.S. $ Value
Mabuchi Motor Co., Ltd.	800	$39,798
Mitsubishi Electric Corp.	21,000	340,842
Nidec Corp.	2,567	395,084
OSRAM Licht AG	678	49,892
Prysmian SpA	1,074	33,726
Rockwell Automation, Inc.	930	162,006
Schneider Electric SE (Paris)	6,098	536,998
Siemens Gamesa Renewable Energy SA	810	13,019
Vestas Wind Systems A/S	2,133	152,620

		3,253,704

Industrial Conglomerates - 0.8%
3M Co.	4,355	956,010
CK Hutchison Holdings Ltd.	25,840	310,474
DCC PLC	843	77,672
General Electric Co.	62,759	845,991
Honeywell International, Inc.	5,505	795,527
Jardine Matheson Holdings Ltd.	2,300	141,740
Jardine Strategic Holdings Ltd.	2,005	77,080
Keihan Holdings Co., Ltd.	1,000	31,025
Keppel Corp., Ltd.	13,000	77,730
NWS Holdings Ltd.	37,000	67,394
Roper Technologies, Inc.	725	203,500
Seibu Holdings, Inc.	3,142	55,087
Siemens AG (REG)	8,153	1,040,301
Smiths Group PLC	3,761	80,001
Toshiba Corp. (a)	72,000	210,005

		4,969,537

Machinery - 1.3%
Alfa Laval AB	3,778	89,531
Alstom SA	3,502	157,949
Amada Holdings Co., Ltd.	3,000	36,466
ANDRITZ AG	693	38,751
Atlas Copco AB - Class A	6,392	277,616
Atlas Copco AB - Class B	3,579	139,744
Caterpillar, Inc.	4,285	631,523
CNH Industrial NV	22,634	279,689
Cummins, Inc.	1,100	178,299
Daifuku Co., Ltd.	1,030	61,066
Deere & Co.	2,335	362,672
Dover Corp.	1,085	106,569
FANUC Corp.	2,100	540,441
Flowserve Corp.	910	39,430
Fortive Corp.	2,170	168,218
GEA Group AG	1,741	74,039
Hino Motors Ltd.	6,000	78,027
Hitachi Construction Machinery Co., Ltd.	3,000	116,451
Hoshizaki Corp.	400	35,660
IHI Corp.	2,600	81,117
Illinois Tool Works, Inc.	2,225	348,569
IMI PLC	4,517	68,519
Ingersoll-Rand PLC	1,805	154,346
JTEKT Corp.	4,300	63,359
Kawasaki Heavy Industries Ltd.	900	29,043
KION Group AG	1,747	163,101
Komatsu Ltd.	9,800	328,290
Kone Oyj - Class B	3,593	179,319
Kubota Corp.	10,000	176,276

Company	Shares	U.S. $ Value
Kurita Water Industries Ltd.	1,200	$38,739
Makita Corp.	2,200	108,975
MAN SE	1,273	148,444
Metso Oyj	1,073	33,854
MINEBEA MITSUMI, Inc.	4,131	88,824
Mitsubishi Heavy Industries Ltd.	3,100	119,533
Nabtesco Corp.	1,000	38,948
NGK Insulators Ltd.	2,000	34,644
NSK Ltd.	4,719	63,486
PACCAR, Inc.	2,510	166,087
Parker-Hannifin Corp.	945	161,623
Pentair PLC	1,160	79,031
Sandvik AB	12,165	222,878
Schindler Holding AG	413	89,112
Schindler Holding AG (REG)	575	120,464
SKF AB - Class B	4,700	96,289
SMC Corp./Japan	600	244,079
Snap-on, Inc.	420	61,967
Stanley Black & Decker, Inc.	1,165	178,478
Sumitomo Heavy Industries Ltd.	1,200	45,849
THK Co., Ltd.	1,531	63,689
Volvo AB - Class B	14,676	268,635
Wartsila Oyj Abp	4,224	93,331
Weir Group PLC (The)	2,037	57,100
Xylem, Inc./NY	1,235	94,996
Yangzijiang Shipbuilding Holdings Ltd.	56,331	52,466

		7,775,601

Marine - 0.1%
AP Moller - Maersk A/S - Class A (a)	70	103,126
AP Moller - Maersk A/S - Class B (a)	68	106,120
Mitsui OSK Lines Ltd.	1,200	34,077
Nippon Yusen KK	3,100	60,865

		304,188

Professional Services - 0.4%
Adecco Group AG (REG)	1,673	119,168
Bureau Veritas SA	3,094	80,426
Capita PLC	6,326	12,785
Equifax, Inc.	855	100,728
Experian PLC	10,230	221,241
Intertek Group PLC	1,536	100,544
Nielsen Holdings PLC	2,416	76,805
Randstad Holding NV	1,613	106,232
Recruit Holdings Co., Ltd.	11,748	294,447
RELX NV	15,125	313,524
RELX PLC	11,663	239,579
Robert Half International, Inc.	885	51,233
SGS SA (REG)	52	127,916
Verisk Analytics, Inc. - Class A (a)	1,100	114,400
Wolters Kluwer NV	5,568	296,133

		2,255,161

Road & Rail - 0.5%
Aurizon Holdings Ltd.	22,082	72,444
Central Japan Railway Co.	1,537	293,325
CSX Corp.	6,460	359,887
DSV A/S	1,630	128,686

Company	Shares	U.S. $ Value
East Japan Railway Co.	3,600	$336,578
Hankyu Hanshin Holdings, Inc.	2,200	82,399
JB Hunt Transport Services, Inc.	603	70,641
Kansas City Southern	770	84,584
Keikyu Corp.	2,000	35,154
Keio Corp.	1,200	51,720
Keisei Electric Railway Co., Ltd.	2,945	90,651
Kintetsu Group Holdings Co., Ltd.	1,700	66,795
Kyushu Railway Co.	1,722	53,721
MTR Corp., Ltd.	15,500	83,671
Nagoya Railroad Co., Ltd.	1,800	45,931
Nippon Express Co., Ltd.	1,200	79,397
Norfolk Southern Corp.	2,040	276,991
Odakyu Electric Railway Co., Ltd.	3,000	61,115
Tobu Railway Co., Ltd.	1,200	36,665
Tokyu Corp.	5,000	78,736
Union Pacific Corp.	5,700	766,251
West Japan Railway Co.	1,568	111,166

		3,266,508

Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	1,493	75,725
Ashtead Group PLC	4,791	130,635
Brenntag AG	1,471	87,572
Bunzl PLC	3,191	93,836
Fastenal Co.	2,080	113,547
Ferguson PLC	3,100	233,151
ITOCHU Corp.	16,000	312,435
Marubeni Corp.	16,000	116,840
MISUMI Group, Inc.	2,900	80,317
Mitsubishi Corp.	16,100	433,397
Mitsui & Co., Ltd.	18,200	313,183
Sumitomo Corp.	11,300	189,303
Toyota Tsusho Corp.	2,300	77,727
Travis Perkins PLC	2,972	51,529
United Rentals, Inc. (a)	600	103,638
WW Grainger, Inc.	380	107,263

		2,520,098

Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	6,861	153,809
Aena SME SA (b)	780	157,282
Aeroports de Paris	1,000	217,862
Atlantia SpA	176	5,454
Auckland International Airport Ltd.	10,521	46,686
Getlink SE (REG)	6,892	98,371
Hutchison Port Holdings Trust - Class U	43,553	12,903
Kamigumi Co., Ltd.	1,500	33,625
Sydney Airport	8,828	45,771
Transurban Group	20,948	184,732

		956,495

		39,930,818

Health Care - 6.5%
Biotechnology - 0.9%
AbbVie, Inc.	11,566	1,094,722
Alexion Pharmaceuticals, Inc. (a)	1,580	176,107

Company	Shares	U.S. $ Value
Amgen, Inc.	4,878	$831,602
Biogen, Inc. (a)	1,565	428,528
Celgene Corp. (a)	5,730	511,173
CSL Ltd.	4,876	587,453
Genmab A/S (a)	540	116,340
Gilead Sciences, Inc.	9,415	709,797
Grifols SA	2,839	80,488
Incyte Corp. (a)	1,240	103,329
Regeneron Pharmaceuticals, Inc. (a)	640	220,391
Vertex Pharmaceuticals, Inc. (a)	1,807	294,505

		5,154,435

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	12,576	753,554
Align Technology, Inc. (a)	540	135,610
Baxter International, Inc.	3,580	232,843
Becton Dickinson and Co.	1,948	422,132
Boston Scientific Corp. (a)	9,860	269,375
Cochlear Ltd.	405	56,881
Coloplast A/S - Class B	1,154	97,879
ConvaTec Group PLC (b)	12,601	35,156
Cooper Cos., Inc. (The)	361	82,600
CYBERDYNE, Inc. (a)	3,189	45,734
Danaher Corp.	4,440	434,720
DENTSPLY SIRONA, Inc.	1,596	80,295
Edwards Lifesciences Corp. (a)	1,490	207,885
Essilor International Cie Generale d’Optique SA	2,369	319,580
Fisher & Paykel Healthcare Corp., Ltd.	6,133	58,751
Getinge AB - Class B	2,013	22,923
Hologic, Inc. (a)	1,920	71,731
Hoya Corp.	3,900	196,999
IDEXX Laboratories, Inc. (a)	633	121,150
Intuitive Surgical, Inc. (a)	815	336,457
Koninklijke Philips NV	7,299	279,493
Medtronic PLC	9,759	782,867
Olympus Corp.	2,800	107,069
ResMed, Inc.	1,016	100,046
Siemens Healthineers AG (a)(b)	1,618	66,495
Smith & Nephew PLC	9,779	182,936
Sonova Holding AG (REG)	666	105,883
Straumann Holding AG	67	42,273
Stryker Corp.	2,375	382,185
Sysmex Corp.	1,500	136,293
Terumo Corp.	3,300	171,639
Varian Medical Systems, Inc. (a)	645	79,109
William Demant Holding A/S (a)	2,050	76,363
Zimmer Biomet Holdings, Inc.	1,485	161,924

		6,656,830

Health Care Providers & Services - 0.9%
Aetna, Inc.	2,367	400,023
Alfresa Holdings Corp.	2,700	60,968
AmerisourceBergen Corp. - Class A	1,135	97,848
Anthem, Inc.	1,850	406,445
Cardinal Health, Inc.	2,295	143,851

Company	Shares	U.S. $ Value
Centene Corp. (a)	1,287	$137,542
Cigna Corp.	1,815	304,448
DaVita, Inc. (a)	1,050	69,237
Envision Healthcare Corp. (a)	823	31,628
Express Scripts Holding Co. (a)	4,089	282,468
Fresenius Medical Care AG & Co. KGaA	2,085	212,947
Fresenius SE & Co. KGaA	4,696	359,079
HCA Healthcare, Inc.	2,050	198,850
Healthscope Ltd.	34,249	51,316
Henry Schein, Inc. (a)	1,140	76,619
Humana, Inc.	1,065	286,304
Laboratory Corp. of America Holdings (a)	725	117,269
McKesson Corp.	1,565	220,461
Mediclinic International PLC	1,862	15,710
Medipal Holdings Corp.	3,900	81,397
Quest Diagnostics, Inc.	950	95,285
Ramsay Health Care Ltd.	1,156	55,694
Ryman Healthcare Ltd.	5,937	45,687
Sonic Healthcare Ltd.	5,598	99,052
Suzuken Co., Ltd./Aichi Japan	1,200	50,494
UnitedHealth Group, Inc.	7,035	1,505,490
Universal Health Services, Inc. - Class B	650	76,966

		5,483,078

Health Care Technology - 0.0%
Cerner Corp. (a)	2,280	132,240
M3, Inc.	2,070	95,112

		227,352

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	2,345	156,880
Illumina, Inc. (a)	1,111	262,663
IQVIA Holdings, Inc. (a)	1,096	107,528
Lonza Group AG (REG) (a)	779	183,719
Mettler-Toledo International, Inc. (a)	220	126,507
PerkinElmer, Inc.	755	57,169
QIAGEN NV (a)	2,703	87,383
Thermo Fisher Scientific, Inc.	2,885	595,637
Waters Corp. (a)	645	128,129

		1,705,615

Pharmaceuticals - 3.3%
Allergan PLC	2,400	403,896
Astellas Pharma, Inc.	22,500	344,160
AstraZeneca PLC	13,478	926,495
Bayer AG (REG)	8,814	993,635
Bristol-Myers Squibb Co.	11,865	750,461
Chugai Pharmaceutical Co., Ltd.	2,100	106,613
Daiichi Sankyo Co., Ltd.	5,700	191,211
Eisai Co., Ltd.	2,933	188,846
Eli Lilly & Co.	6,965	538,882
GlaxoSmithKline PLC	52,848	1,026,363
Hisamitsu Pharmaceutical Co., Inc.	1,000	77,303
Ipsen SA	880	136,783
Johnson & Johnson	19,505	2,499,566
Kyowa Hakko Kirin Co., Ltd.	2,152	46,736

Company	Shares	U.S. $ Value
Merck & Co., Inc.	19,805	$1,078,778
Merck KGaA	1,230	118,016
Mitsubishi Tanabe Pharma Corp.	3,000	60,610
Mylan NV (a)	3,855	158,710
Nektar Therapeutics (a)	1,174	124,749
Novartis AG (REG)	23,800	1,924,965
Novo Nordisk A/S - Class B	20,377	1,002,260
Ono Pharmaceutical Co., Ltd.	3,900	124,085
Orion Oyj - Class B	974	29,817
Otsuka Holdings Co., Ltd.	3,717	186,444
Perrigo Co. PLC	922	76,840
Pfizer, Inc.	43,136	1,530,897
Recordati SpA	2,055	75,820
Roche Holding AG	7,488	1,717,725
Sanofi	12,344	990,483
Santen Pharmaceutical Co., Ltd.	2,500	41,865
Shionogi & Co., Ltd.	2,800	145,806
Shire PLC	9,881	491,776
Sumitomo Dainippon Pharma Co., Ltd.	2,900	48,446
Taisho Pharmaceutical Holdings Co., Ltd.	567	56,058
Takeda Pharmaceutical Co., Ltd.	7,600	370,585
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	9,693	165,653
UCB SA	1,203	97,970
Vifor Pharma AG	802	123,670
Zoetis, Inc.	3,546	296,126

		19,269,104

		38,496,414

Consumer Staples - 5.0%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV	8,118	892,547
Asahi Group Holdings Ltd.	3,700	198,981
Brown-Forman Corp. - Class B	1,692	92,045
Carlsberg A/S - Class B	1,051	125,484
Coca-Cola Amatil Ltd.	14,439	96,688
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	53,687
Coca-Cola Co. (The)	27,730	1,204,314
Coca-Cola European Partners PLC	2,343	97,609
Coca-Cola HBC AG (a)	1,928	71,349
Constellation Brands, Inc. - Class A	1,270	289,458
Diageo PLC	27,623	934,202
Dr Pepper Snapple Group, Inc.	1,270	150,343
Heineken Holding NV	1,000	103,109
Heineken NV	2,500	268,885
Kirin Holdings Co., Ltd.	9,345	248,783
Molson Coors Brewing Co. - Class B	1,300	97,929
Monster Beverage Corp. (a)	2,980	170,486
PepsiCo, Inc.	10,275	1,121,516
Pernod Ricard SA	2,021	336,331
Remy Cointreau SA	195	27,816
Suntory Beverage & Food Ltd.	1,324	64,453
Treasury Wine Estates Ltd.	6,024	78,705

		6,724,720

Food & Staples Retailing - 0.9%
Aeon Co., Ltd.	6,200	110,267
Carrefour SA	5,903	122,428

Company	Shares	U.S. $ Value
Casino Guichard Perrachon SA	1,228	$60,146
Colruyt SA	862	47,711
Costco Wholesale Corp.	3,165	596,381
CVS Health Corp.	7,330	455,999
FamilyMart UNY Holdings Co., Ltd.	800	66,654
ICA Gruppen AB	2,462	87,286
J Sainsbury PLC	18,022	60,455
Jeronimo Martins SGPS SA	2,405	43,744
Koninklijke Ahold Delhaize NV	9,852	233,452
Kroger Co. (The)	6,380	152,737
Lawson, Inc.	600	41,017
METRO AG	3,266	57,776
Seven & i Holdings Co., Ltd.	8,000	342,659
Sundrug Co., Ltd.	1,000	46,806
Sysco Corp.	3,455	207,162
Tesco PLC	87,120	252,143
Tsuruha Holdings, Inc.	600	86,354
Walgreens Boots Alliance, Inc.	6,245	408,860
Walmart, Inc.	10,563	939,790
Wesfarmers Ltd.	12,002	384,602
Wm Morrison Supermarkets PLC	19,623	58,876
Woolworths Group Ltd.	14,003	284,219

		5,147,524

Food Products - 1.1%
Ajinomoto Co., Inc.	5,000	90,801
Archer-Daniels-Midland Co.	4,015	174,131
Associated British Foods PLC	3,965	138,622
Barry Callebaut AG (REG)	91	177,974
Calbee, Inc.	1,315	44,683
Campbell Soup Co.	1,325	57,386
Conagra Brands, Inc.	2,885	106,399
Danone SA	6,291	510,088
General Mills, Inc.	4,035	181,817
Hershey Co. (The)	1,000	98,960
Hormel Foods Corp.	1,950	66,924
JM Smucker Co. (The)	795	98,588
Kellogg Co.	1,765	114,743
Kerry Group PLC - Class A	1,906	193,247
Kikkoman Corp.	1,000	40,542
Kraft Heinz Co. (The)	4,278	266,477
Marine Harvest ASA	4,327	87,464
McCormick & Co., Inc./MD	825	87,772
MEIJI Holdings Co., Ltd.	1,100	84,499
Mondelez International, Inc. - Class A	10,735	447,971
Nestle SA (REG)	33,982	2,685,988
NH Foods Ltd.	933	38,310
Nisshin Seifun Group, Inc.	4,000	79,483
Nissin Foods Holdings Co., Ltd.	1,200	83,257
Orkla ASA	10,095	108,794
Toyo Suisan Kaisha Ltd.	1,000	39,517
Tyson Foods, Inc. - Class A	2,175	159,188
WH Group Ltd. (b)	67,807	72,654
Wilmar International Ltd.	26,000	63,389
Yakult Honsha Co., Ltd.	800	59,967
Yamazaki Baking Co., Ltd.	59	1,236

		6,460,871

Company	Shares	U.S. $ Value
Household Products - 0.6%
Church & Dwight Co., Inc.	1,776	$89,439
Clorox Co. (The)	920	122,461
Colgate-Palmolive Co.	6,300	451,584
Essity AB - Class B (a)	4,979	137,984
Henkel AG & Co. KGaA	989	124,598
Henkel AG & Co. KGaA (Preference Shares)	1,696	222,944
Kimberly-Clark Corp.	2,515	276,977
Lion Corp.	2,000	41,044
Procter & Gamble Co. (The)	18,470	1,464,302
Reckitt Benckiser Group PLC	7,158	604,191
Unicharm Corp.	3,800	109,606

		3,645,130

Personal Products - 0.6%
Beiersdorf AG	1,051	119,107
Coty, Inc. - Class A	3,362	61,525
Estee Lauder Cos., Inc. (The) - Class A	1,640	245,541
Kao Corp.	5,400	405,397
Kose Corp.	500	105,111
L’Oreal SA	2,700	609,818
Pola Orbis Holdings, Inc.	1,800	75,037
Shiseido Co., Ltd.	3,600	231,181
Unilever NV	15,507	875,299
Unilever PLC	13,679	758,672

		3,486,688

Tobacco - 0.7%
Altria Group, Inc.	13,760	857,523
British American Tobacco PLC	24,956	1,442,628
Imperial Brands PLC	10,218	347,918
Japan Tobacco, Inc.	11,724	334,920
Philip Morris International, Inc.	11,250	1,118,250
Swedish Match AB	2,884	130,696

		4,231,935

		29,696,868

Energy - 3.0%
Energy Equipment & Services - 0.3%
Baker Hughes a GE Co. - Class A	3,060	84,976
Halliburton Co.	6,290	295,253
Helmerich & Payne, Inc.	735	48,922
John Wood Group PLC	7,316	55,591
National Oilwell Varco, Inc.	2,705	99,571
Schlumberger Ltd.	10,000	647,800
TechnipFMC PLC	3,118	91,825
Tenaris SA	10,900	188,418

		1,512,356

Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.	3,895	235,297
Andeavor	1,025	103,074
Apache Corp.	2,745	105,628
BP PLC	210,515	1,419,945
Cabot Oil & Gas Corp.	3,340	80,093
Caltex Australia Ltd.	3,100	75,302
Chevron Corp.	13,780	1,571,471
Cimarex Energy Co.	677	63,300

Company	Shares	U.S. $ Value
Concho Resources, Inc. (a)	1,107	$166,415
ConocoPhillips	8,620	511,080
Devon Energy Corp.	3,720	118,259
Enagas SA	2,159	59,124
Eni SpA	24,216	426,571
EOG Resources, Inc.	4,160	437,923
EQT Corp.	1,690	80,292
Exxon Mobil Corp.	30,710	2,291,273
Galp Energia SGPS SA	5,341	100,724
Hess Corp.	1,940	98,203
Idemitsu Kosan Co., Ltd.	1,200	45,913
Inpex Corp.	9,048	112,280
JXTG Holdings, Inc.	32,750	199,663
Kinder Morgan, Inc./DE	13,889	209,168
Koninklijke Vopak NV	502	24,648
Lundin Petroleum AB (a)	856	21,625
Marathon Oil Corp.	6,105	98,474
Marathon Petroleum Corp.	3,474	253,984
Neste Oyj	1,220	84,918
Newfield Exploration Co. (a)	1,370	33,455
Noble Energy, Inc.	3,500	106,050
Occidental Petroleum Corp.	5,550	360,528
Oil Search Ltd.	18,278	101,529
OMV AG	1,402	81,775
ONEOK, Inc.	2,918	166,093
Origin Energy Ltd. (a)	16,658	112,418
Phillips 66	3,110	298,311
Pioneer Natural Resources Co.	1,215	208,713
Range Resources Corp. (c)	1,600	23,264
Repsol SA	13,383	237,891
Royal Dutch Shell PLC - Class A	48,497	1,534,374
Royal Dutch Shell PLC - Class B	40,305	1,296,952
Santos Ltd. (a)	18,468	72,838
Showa Shell Sekiyu KK	4,285	58,332
Snam SpA	26,833	123,346
Statoil ASA	12,989	307,423
TOTAL SA	25,086	1,437,920
Valero Energy Corp.	3,125	289,906
Williams Cos., Inc. (The)	5,955	148,041
Woodside Petroleum Ltd.	10,061	228,156

		16,221,962

		17,734,318

Materials - 2.9%
Chemicals - 1.6%
Air Liquide SA	4,557	559,224
Air Products & Chemicals, Inc.	1,620	257,629
Akzo Nobel NV	3,630	342,973
Albemarle Corp.	761	70,575
Arkema SA	1,159	151,306
Asahi Kasei Corp.	12,000	160,390
BASF SE	9,789	992,773
CF Industries Holdings, Inc.	1,600	60,368
Chr Hansen Holding A/S	1,460	126,359
Covestro AG (b)	1,766	173,893
Croda International PLC	1,689	108,504
Daicel Corp.	3,000	32,943
DowDuPont, Inc.	16,970	1,081,159

Company	Shares	U.S. $ Value
Eastman Chemical Co.	1,030	$108,747
Ecolab, Inc.	1,940	265,916
EMS-Chemie Holding AG (REG)	203	128,420
Evonik Industries AG	2,574	90,768
FMC Corp.	930	71,210
Frutarom Industries Ltd.	300	27,584
Givaudan SA (REG)	88	200,758
Hitachi Chemical Co., Ltd.	3,000	67,020
Incitec Pivot Ltd.	32,013	87,124
International Flavors & Fragrances, Inc.	550	75,300
Israel Chemicals Ltd.	4,414	18,739
Johnson Matthey PLC	1,842	78,582
JSR Corp.	800	18,005
Kansai Paint Co., Ltd.	3,000	70,120
Kuraray Co., Ltd.	3,000	52,015
LANXESS AG	1,767	135,451
Linde AG	1,768	355,126
LyondellBasell Industries NV - Class A	2,299	242,958
Mitsubishi Chemical Holdings Corp.	13,000	126,574
Mitsubishi Gas Chemical Co., Inc.	2,500	60,332
Mitsui Chemicals, Inc.	1,600	50,799
Monsanto Co.	3,140	366,407
Mosaic Co. (The)	2,530	61,428
Nippon Paint Holdings Co., Ltd.	2,000	73,666
Nissan Chemical Industries Ltd.	1,000	41,542
Nitto Denko Corp.	1,600	120,927
Novozymes A/S - Class B	2,458	127,964
Orica Ltd.	7,662	105,465
PPG Industries, Inc.	1,850	206,460
Praxair, Inc.	2,090	301,587
Sherwin-Williams Co. (The)	665	260,760
Shin-Etsu Chemical Co., Ltd.	4,100	427,667
Sika AG	20	156,883
Solvay SA	927	128,834
Sumitomo Chemical Co., Ltd.	15,000	87,025
Symrise AG	1,178	94,852
Taiyo Nippon Sanso Corp.	7,000	106,064
Teijin Ltd.	3,000	57,007
Toray Industries, Inc.	14,000	133,174
Tosoh Corp.	3,149	62,100
Umicore SA	2,002	106,056
Yara International ASA	1,297	55,421

		9,530,933

Construction Materials - 0.2%
Boral Ltd.	17,642	101,764
CRH PLC	8,841	299,461
Fletcher Building Ltd.	7,055	30,934
HeidelbergCement AG	1,342	131,841
James Hardie Industries PLC	3,449	61,211
LafargeHolcim Ltd. (REG) (a)	4,333	237,425
Martin Marietta Materials, Inc.	477	98,882
Taiheiyo Cement Corp.	500	17,960
Vulcan Materials Co.	915	104,466

		1,083,944

Containers & Packaging - 0.1%
Amcor Ltd./Australia	11,024	120,717
Avery Dennison Corp.	685	72,781

Company	Shares	U.S. $ Value
Ball Corp.	2,520	$100,069
International Paper Co.	2,965	158,420
Packaging Corp. of America	675	76,072
Sealed Air Corp.	1,240	53,060
Toyo Seikan Group Holdings Ltd.	1,700	25,366
WestRock Co.	1,847	118,522

		725,007

Metals & Mining - 0.9%
Alumina Ltd.	466	855
Anglo American PLC	14,945	348,139
Antofagasta PLC	6,389	82,602
ArcelorMittal (a)	12,535	398,140
BHP Billiton Ltd.	34,230	758,725
BHP Billiton PLC	22,510	444,870
BlueScope Steel Ltd.	6,941	81,662
Boliden AB	4,189	147,404
Fortescue Metals Group Ltd.	18,067	60,862
Freeport-McMoRan, Inc. (a)	9,725	170,868
Fresnillo PLC	2,356	42,068
Glencore PLC (a)	130,406	648,018
Hitachi Metals Ltd.	5,000	58,764
JFE Holdings, Inc.	5,000	100,857
Kobe Steel Ltd. (a)	1,199	11,893
Mitsubishi Materials Corp.	2,700	80,034
Newcrest Mining Ltd.	7,017	105,834
Newmont Mining Corp.	3,795	148,271
Nippon Steel & Sumitomo Metal Corp.	8,643	189,756
Norsk Hydro ASA	16,444	97,541
Nucor Corp.	2,310	141,118
Randgold Resources Ltd.	890	73,938
Rio Tinto Ltd.	4,038	228,762
Rio Tinto PLC	13,185	669,061
South32 Ltd.	56,741	142,600
Sumitomo Metal Mining Co., Ltd.	2,500	103,404
thyssenkrupp AG	3,919	102,333
voestalpine AG	1,082	56,759

		5,495,138

Paper & Forest Products - 0.1%
Mondi PLC	3,496	93,966
Oji Holdings Corp.	14,000	90,234
Stora Enso Oyj - Class R	5,244	96,418
UPM-Kymmene Oyj	5,689	210,913

		491,531

		17,326,553

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.	732	91,420
American Tower Corp.	3,065	445,467
Apartment Investment & Management Co. - Class A	1,075	43,806
AvalonBay Communities, Inc.	1,045	171,861
Boston Properties, Inc.	1,100	135,542
British Land Co. PLC (The)	9,308	83,906
Crown Castle International Corp.	2,970	325,542

Company	Shares	U.S. $ Value
Daiwa House REIT Investment Corp.	13	$31,433
Dexus	13,420	96,634
Digital Realty Trust, Inc.	1,530	161,231
Duke Realty Corp.	2,548	67,471
Equinix, Inc.	620	259,247
Equity Residential	2,640	162,677
Essex Property Trust, Inc.	478	115,045
Extra Space Storage, Inc.	883	77,139
Federal Realty Investment Trust	522	60,609
GGP, Inc.	4,444	90,924
Goodman Group	16,928	110,068
GPT Group (The)	17,105	62,690
Hammerson PLC	7,467	56,288
HCP, Inc.	3,380	78,517
Host Hotels & Resorts, Inc.	5,350	99,724
ICADE	1,592	154,559
Iron Mountain, Inc.	2,008	65,983
Japan Prime Realty Investment Corp.	7	25,431
Japan Real Estate Investment Corp.	12	62,378
Japan Retail Fund Investment Corp.	24	46,539
Kimco Realty Corp.	3,030	43,632
Klepierre SA	2,231	89,925
Land Securities Group PLC	9,736	128,096
Link REIT	21,500	184,292
Macerich Co. (The)	710	39,774
Mid-America Apartment Communities, Inc.	796	72,627
Mirvac Group	40,488	67,287
Nippon Building Fund, Inc.	13	72,109
Nippon Prologis REIT, Inc.	14	30,407
Nomura Real Estate Master Fund, Inc.	34	47,318
Prologis, Inc.	3,770	237,472
Public Storage	1,130	226,441
Realty Income Corp.	2,008	103,874
Regency Centers Corp.	1,033	60,926
SBA Communications Corp. (a)	870	148,700
Scentre Group	50,683	149,560
Segro PLC	8,541	72,081
Simon Property Group, Inc.	2,316	357,475
SL Green Realty Corp.	676	65,457
Stockland	23,010	71,398
UDR, Inc.	1,928	68,675
Unibail-Rodamco SE	1,361	310,884
United Urban Investment Corp.	26	40,729
Ventas, Inc.	2,541	125,856
Vicinity Centres	39,646	73,690
Vornado Realty Trust	1,185	79,751
Welltower, Inc.	2,675	145,600
Westfield Corp.	18,793	123,266
Weyerhaeuser Co.	5,398	188,930

		6,608,363

Real Estate Management & Development - 0.6%
Aeon Mall Co., Ltd.	1,700	35,755
Azrieli Group Ltd.	811	38,985
CapitaLand Ltd.	35,000	95,847
CBRE Group, Inc. - Class A (a)	2,165	102,231
City Developments Ltd.	11,000	109,606
CK Asset Holdings Ltd.	25,719	217,044
Daito Trust Construction Co., Ltd.	700	119,187
Daiwa House Industry Co., Ltd.	6,000	231,140

Company	Shares	U.S. $ Value
Deutsche Wohnen SE	3,212	$149,872
Hang Lung Properties Ltd.	14,000	32,858
Henderson Land Development Co., Ltd.	25,141	164,851
Hongkong Land Holdings Ltd.	14,000	96,726
Hulic Co., Ltd.	6,591	71,827
Kerry Properties Ltd.	8,500	38,437
LendLease Group	10,380	139,165
Mitsubishi Estate Co., Ltd.	13,000	217,769
Mitsui Fudosan Co., Ltd.	10,000	241,412
New World Development Co., Ltd.	82,122	117,045
Nomura Real Estate Holdings, Inc.	3,600	84,532
Sino Land Co., Ltd.	16,000	25,934
Sumitomo Realty & Development Co., Ltd.	3,843	143,600
Sun Hung Kai Properties Ltd.	15,000	238,094
Swire Properties Ltd.	25,389	89,298
Swiss Prime Site AG (REG) (a)	976	94,452
Tokyu Fudosan Holdings Corp.	7,989	57,481
Vonovia SE	5,710	283,158
Wharf Holdings Ltd. (The)	13,000	45,010
Wharf Real Estate Investment Co., Ltd. (a)	13,000	84,973
Wheelock & Co., Ltd.	17,000	124,696

		3,490,985

		10,099,348

Utilities - 1.7%
Electric Utilities - 1.0%
Alliant Energy Corp.	1,588	64,886
American Electric Power Co., Inc.	3,525	241,780
AusNet Services	37,398	48,373
Chubu Electric Power Co., Inc.	6,100	87,545
Chugoku Electric Power Co., Inc. (The)	4,000	48,866
CK Infrastructure Holdings Ltd.	15,000	122,944
CLP Holdings Ltd.	12,500	127,450
Duke Energy Corp.	5,082	393,702
Edison International	2,365	150,556
EDP - Energias de Portugal SA	25,431	96,628
Electricite de France SA	11,071	160,292
Endesa SA	3,024	66,619
Enel SpA	88,110	539,164
Entergy Corp.	1,325	104,383
Eversource Energy	2,210	130,213
Exelon Corp.	6,897	269,052
FirstEnergy Corp.	3,135	106,621
Fortum Oyj	4,228	90,830
HK Electric Investments & HK Electric Investments Ltd. - Class SS (b)	104,180	100,756
Iberdrola SA	62,572	460,116
Kansai Electric Power Co., Inc. (The)	8,491	111,016
Kyushu Electric Power Co., Inc.	4,100	49,518
Mercury NZ Ltd.	3,244	7,585
NextEra Energy, Inc.	3,445	562,672
Orsted A/S (b)	1,822	118,543
PG&E Corp.	3,675	161,443
Pinnacle West Capital Corp.	785	62,643
Power Assets Holdings Ltd.	8,500	75,934
PPL Corp.	4,895	138,480
Red Electrica Corp. SA	5,707	117,806
Southern Co. (The)	7,210	321,999

Company	Shares	U.S. $ Value
SSE PLC	10,739	$192,651
Terna Rete Elettrica Nazionale SpA	23,069	134,813
Tohoku Electric Power Co., Inc.	4,300	58,494
Tokyo Electric Power Co. Holdings, Inc. (a)	13,800	54,054
Xcel Energy, Inc.	3,620	164,638

		5,743,065

Gas Utilities - 0.1%
APA Group	13,346	81,263
Gas Natural SDG SA	3,334	79,576
Hong Kong & China Gas Co., Ltd.	79,344	163,509
Osaka Gas Co., Ltd.	3,600	71,600
Toho Gas Co., Ltd.	2,017	63,044
Tokyo Gas Co., Ltd.	3,800	101,537

		560,529

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	4,785	54,405
Electric Power Development Co., Ltd.	1,600	41,241
Meridian Energy Ltd.	18,542	38,352
NRG Energy, Inc.	2,090	63,808
Uniper SE	2,006	61,133

		258,939

Multi-Utilities - 0.5%
AGL Energy Ltd.	6,423	107,653
Ameren Corp.	1,660	94,006
CenterPoint Energy, Inc.	3,095	84,803
Centrica PLC	64,140	127,964
CMS Energy Corp.	2,020	91,486
Consolidated Edison, Inc.	2,230	173,806
Dominion Energy, Inc.	4,585	309,167
DTE Energy Co.	1,270	132,588
E.ON SE	23,845	264,968
Engie SA	18,347	306,367
Innogy SE (b)	1,395	66,122
National Grid PLC	36,605	412,043
NiSource, Inc.	2,405	57,504
Public Service Enterprise Group, Inc.	3,605	181,115
RWE AG (a)	5,973	147,642
SCANA Corp.	995	37,362
Sempra Energy	1,860	206,869
Suez	5,769	83,592
United Utilities Group PLC	8,008	80,422
Veolia Environnement SA	2,727	64,786
WEC Energy Group, Inc.	2,288	143,458

		3,173,723

Water Utilities - 0.0%
American Water Works Co., Inc.	1,221	100,281
Severn Trent PLC	2,239	57,964

		158,245

		9,894,501

Company	Shares	U.S. $ Value
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	44,426	$1,583,787
Bezeq The Israeli Telecommunication Corp., Ltd.	25,040	32,094
BT Group PLC	89,935	287,055
CenturyLink, Inc.	6,962	114,386
Deutsche Telekom AG (REG)	34,368	562,285
Elisa Oyj	1,354	61,241
HKT Trust & HKT Ltd. - Class SS	55,098	69,326
Iliad SA	332	68,732
Koninklijke KPN NV	28,755	86,466
Nippon Telegraph & Telephone Corp.	7,400	345,233
Orange SA	18,911	321,446
Proximus SADP	1,568	48,752
Singapore Telecommunications Ltd.	76,000	196,387
Spark New Zealand Ltd.	17,417	42,261
Swisscom AG (REG)	247	122,538
TDC A/S	10,476	86,810
Telecom Italia SpA/Milano (ordinary shares) (a)	150,129	142,546
Telefonica Deutschland Holding AG	17,113	80,412
Telefonica SA	50,008	495,421
Telenor ASA	7,146	162,508
Telia Co. AB	24,258	114,297
Telstra Corp., Ltd.	40,732	98,599
TPG Telecom Ltd.	8,880	37,729
Verizon Communications, Inc.	29,545	1,412,842

		6,573,153

Wireless Telecommunication Services - 0.4%
KDDI Corp.	19,550	503,499
Millicom International Cellular SA	641	43,867
NTT DOCOMO, Inc.	14,767	376,461
SoftBank Group Corp.	8,822	658,044
StarHub Ltd.	23,000	40,486
Tele2 AB - Class B	3,826	46,074
Vodafone Group PLC	283,081	774,518

		2,442,949

		9,016,102

Total Common Stocks (cost $242,199,532)		322,161,240

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 28.6%
United States - 28.6%
U.S. Treasury Bonds
2.25%, 8/15/46	$5,033	4,335,802
2.50%, 2/15/45	520	474,744
2.75%, 8/15/42-11/15/47	2,505	2,404,056
2.875%, 5/15/43-11/15/46	5,936	5,833,269
3.00%, 5/15/45-5/15/47	1,633	1,641,470
3.125%, 11/15/41-2/15/43	2,825	2,914,916
3.50%, 2/15/39	358	393,297
3.625%, 8/15/43	3,475	3,889,828
3.75%, 8/15/41	220	250,731
3.875%, 8/15/40	280	324,363
4.25%, 5/15/39	240	292,013
4.375%, 11/15/39-5/15/41	1,258	1,559,425
4.50%, 8/15/39	220	276,719

	Principal Amount (000)	U.S. $ Value
4.75%, 2/15/37-2/15/41	$2,136	$2,741,557
5.375%, 2/15/31	650	832,203
6.00%, 2/15/26	2,846	3,511,252
6.125%, 11/15/27	326	419,114
6.25%, 8/15/23-5/15/30	724	960,777
6.875%, 8/15/25	849	1,086,853
7.25%, 8/15/22	775	927,094
7.625%, 2/15/25	55	72,084
8.00%, 11/15/21	9,123	10,863,497
U.S. Treasury Notes
1.00%, 9/30/19-11/30/19	1,890	1,853,941
1.125%, 2/28/21-9/30/21	2,905	2,791,276
1.25%, 1/31/19-10/31/21	10,851	10,577,553
1.375%, 2/28/19-5/31/21	11,169	10,942,560
1.50%, 5/31/19-8/15/26	8,738	8,477,295
1.625%, 6/30/20-2/15/26	14,732	14,039,451
1.75%, 3/31/22-5/15/23	8,339	8,060,803
1.875%, 11/30/21-10/31/22	7,977	7,778,134
2.00%, 11/15/21-11/15/26	19,868	19,297,634
2.125%, 8/15/21-5/15/25	5,862	5,706,243
2.25%, 11/15/24-11/15/27	5,088	4,884,970
2.375%, 8/15/24-5/15/27	1,829	1,785,323
2.50%, 8/15/23-5/15/24	4,139	4,109,522
2.625%, 8/15/20-11/15/20	3,700	3,722,824
2.75%, 2/15/19-11/15/23	5,446	5,480,010
3.125%, 5/15/21	394	401,882
3.50%, 5/15/20	910	931,897
3.625%, 2/15/20-2/15/21	12,121	12,511,878

Total Governments - Treasuries (cost $173,975,188)		169,358,260

	Shares
INVESTMENT COMPANIES - 12.4%
Funds and Investment Trusts - 12.4% (d)
iShares Core MSCI Emerging Markets ETF	577,940	33,751,696
iShares International Developed Real Estate ETF (c)	293,373	8,721,979
SPDR S&P MidCap 400 ETF Trust	34,917	11,932,186
Vanguard Global ex-U.S. Real Estate ETF	135,330	8,244,304
Vanguard Mid-Cap ETF	18,523	2,856,432
Vanguard REIT ETF	29,065	2,193,536
Vanguard Small-Cap ETF	36,677	5,388,585

Total Investment Companies (cost $64,961,290)		73,088,718

SHORT-TERM INVESTMENTS - 3.5%
Investment Companies - 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (d)(e)(f) (cost $20,948,345)	20,948,345	20,948,345

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $502,084,355)		585,556,563

	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (d)(e)(f) (cost $387,481)	387,481	$387,481

Total Investments - 98.9% (cost $502,471,836) (g)		585,944,044	(h)
Other assets less liabilities - 1.1%		6,403,576

Net Assets - 100.0%		$592,347,620

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	26	June 2018	CAD	2,600		$2,637,485	$2,689,502	$52,017
Euro-Bund Futures	24	June 2018	EUR	2,400		4,640,644	4,708,094	67,450
FTSE 100 Index Futures	3	June 2018	GBP	– 0	–*	300,000	294,356	(5,644)
Long Gilt Futures	13	June 2018	GBP	1,300		2,210,920	2,240,115	29,195
Mini MSCI EAFE Futures	14	June 2018	USD	1		1,407,624	1,400,420	(7,204)
TOPIX Index Futures	155	June 2018	JPY	1,550		24,789,592	25,004,229	214,637
U.S. T-Note 2 Yr (CBT) Futures	98	June 2018	USD	19,600		20,840,402	20,835,719	(4,683)
U.S. T-Note 10 Yr (CBT) Futures	321	June 2018	USD	32,100		38,575,615	38,886,141	310,526
U.S. Ultra Bond (CBT) Futures	58	June 2018	USD	5,800		9,029,289	9,307,188	277,899
Sold Contracts
Euro STOXX 50 Index Futures	226	June 2018	EUR	2		9,322,139	9,123,858	198,281
S&P 500 E Mini Futures	63	June 2018	USD	3		8,535,499	8,325,450	210,049
SPI 200 Futures	49	June 2018	AUD	1		5,621,538	5,396,778	224,760

								$1,567,283

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	3,695	USD	5,119	6/19/18	$(81,685)
Barclays Bank PLC	CAD	1,587	USD	1,234	6/19/18	1,007
Barclays Bank PLC	CHF	6,202	USD	6,586	6/19/18	56,747
Barclays Bank PLC	GBP	757	USD	1,055	6/19/18	(10,325)
BNP Paribas SA	AUD	10,329	USD	8,087	6/19/18	152,975
BNP Paribas SA	USD	5,010	NOK	38,906	6/19/18	(34,589)
Citibank, NA	EUR	3,369	USD	4,200	6/19/18	30,926
Citibank, NA	JPY	1,357,856	USD	12,913	6/19/18	86,515
Credit Suisse International	CHF	996	USD	1,071	6/19/18	22,624
Credit Suisse International	NOK	5,344	USD	671	6/19/18	(12,627)
Credit Suisse International	USD	4,394	JPY	472,089	6/19/18	65,225
Morgan Stanley Capital Services, Inc.	GBP	2,995	USD	4,179	6/19/18	(35,962)
Morgan Stanley Capital Services, Inc.	SEK	22,038	USD	2,685	6/19/18	31,007
State Street Bank & Trust Co.	EUR	5,105	USD	6,331	6/19/18	15,413
State Street Bank & Trust Co.	NZD	617	USD	450	6/19/18	3,761

						$291,012

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
UBS AG
Russell 2000 Total Return Index	1,256	LIBOR	Quarterly	USD	9,508	2/15/19	$(51,358)
Pay Total Return on Reference Obligation
Citibank, NA
S&P 500 Total Return Index	11,414	LIBOR Plus 0.27%	Maturity	USD	61,400	6/15/18	2,421,563

							$2,370,205

*	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $1,081,602 or 0.2% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $101,544,990 and gross unrealized depreciation of investments was $(13,844,282), resulting in net unrealized appreciation of $87,700,708.
(h)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
HK	-	Hong Kong
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$24,362,525		$33,353,125		$	– 0	–	$57,715,650
Information Technology	41,274,942		9,846,249			– 0	–	51,121,191
Consumer Discretionary	20,942,442		20,187,035			– 0	–	41,129,477
Industrials	16,824,867		23,105,951			– 0	–	39,930,818
Health Care	22,733,177		15,763,237			– 0	–	38,496,414
Consumer Staples	13,062,165		16,634,703			– 0	–	29,696,868
Energy	9,326,642		8,407,676			– 0	–	17,734,318
Materials	4,673,033		12,653,520			– 0	–	17,326,553
Real Estate	4,519,626		5,579,722			– 0	–	10,099,348
Utilities	4,731,690		5,162,811			– 0	–	9,894,501
Telecommunication Services	3,204,094		5,812,008			– 0	–	9,016,102
Governments - Treasuries	– 0	–	169,358,260			– 0	–	169,358,260
Investment Companies	73,088,718		– 0	–		– 0	–	73,088,718
Short-Term Investments	20,948,345		– 0	–		– 0	–	20,948,345
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	387,481		– 0	–		– 0	–	387,481

Total Investments in Securities	260,079,747		325,864,297			– 0	–	585,944,044

Investments in Securities:	Level 1		Level 2	Level 3			Total
Other Financial Instruments (a):
Assets:
Futures	$947,136		$637,678	$	– 0	–	$1,584,814
Forward Currency Exchange Contracts	– 0	–	466,200		– 0	–	466,200
Total Return Swaps	– 0	–	2,421,563		– 0	–	2,421,563
Liabilities:
Futures	(11,887)		(5,644)		– 0	–	(17,531)
Forward Currency Exchange Contracts	– 0	–	(175,188)		– 0	–	(175,188)
Total Return Swaps	– 0	–	(51,358)		– 0	–	(51,358)

Total (b)	$261,014,996		$329,157,548	$	– 0	–	$590,172,544

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,529	$61,620	$59,201	$20,948	$	– 0	–
Government Money Market Portfolio*	1,877	51,496	52,986	387		– 0	–

Total	$20,406	$113,116	$112,187	$21,335	$	– 0	–

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Global Bond Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 4.1%
Agency Fixed Rate 30-Year - 4.1%
Federal National Mortgage Association
Series 2018
3.50%, 4/12/48, TBA	U.S.$	195	$195,412
4.00%, 4/12/48, TBA		239	245,576

Total Mortgage Pass-Throughs (cost $438,504)			440,988

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Risk Share Floating Rate - 1.2%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
6.872% (LIBOR 1 Month + 5.00%), 11/25/24 (a)		12	13,089
Series 2015-C01, Class 1M2
6.172% (LIBOR 1 Month + 4.30%), 2/25/25 (a)		7	7,987
Series 2015-C01, Class 2M2
6.422% (LIBOR 1 Month + 4.55%), 2/25/25 (a)		11	12,388
Series 2015-C02, Class 2M2
5.872% (LIBOR 1 Month + 4.00%), 5/25/25 (a)		18	19,663
Series 2015-C03, Class 2M2
6.872% (LIBOR 1 Month + 5.00%), 7/25/25 (a)		8	9,310
Series 2016-C01, Class 1M2
8.622% (LIBOR 1 Month + 6.75%), 8/25/28 (a)		13	15,073
Series 2016-C01, Class 2M2
8.822% (LIBOR 1 Month + 6.95%), 8/25/28 (a)		13	14,997
Series 2016-C02, Class 1M2
7.872% (LIBOR 1 Month + 6.00%), 9/25/28 (a)		15	17,956
Series 2016-C04, Class 1M2
6.122% (LIBOR 1 Month + 4.25%), 1/25/29 (a)		10	11,289

Total Collateralized Mortgage Obligations (cost $111,531)			121,752

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48 (b)		10	9,938
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (b)		12	9,859

Total Commercial Mortgage-Backed Securities (cost $22,153)			19,797

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 40.7%
Investment Companies - 40.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(d)(e) (cost $4,340,922)	4,340,922	$4,340,922

Total Investments - 46.2% (cost $4,913,110) (f)		4,923,459	(g)
Other assets less liabilities - 53.8%		5,736,944

Net Assets - 100.0%		$10,660,403

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	686	USD	207	4/03/18	$(726)
Bank of America, NA	USD	10	ARS	199	4/03/18	28
Bank of America, NA	USD	103	BRL	343	4/03/18	1,304
Bank of America, NA	USD	104	BRL	343	4/03/18	(109)
Bank of America, NA	USD	589	GBP	418	4/03/18	(2,687)
Barclays Bank PLC	ARS	284	USD	14	4/03/18	(70)
Barclays Bank PLC	KRW	57,230	USD	54	4/03/18	167
Credit Suisse International	BRL	343	USD	106	4/03/18	1,788
Credit Suisse International	USD	103	BRL	343	4/03/18	699
Standard Chartered Bank	INR	5,120	USD	78	4/03/18	(304)
Standard Chartered Bank	KRW	56,520	USD	53	4/03/18	170
Standard Chartered Bank	TWD	2,340	USD	81	4/03/18	393
Standard Chartered Bank	USD	78	INR	5,120	4/03/18	441
Standard Chartered Bank	USD	53	KRW	56,520	4/03/18	198
Standard Chartered Bank	USD	81	TWD	2,340	4/03/18	(610)
State Street Bank & Trust Co.	AUD	272	USD	211	4/03/18	1,550
State Street Bank & Trust Co.	CAD	626	USD	504	4/03/18	17,762
State Street Bank & Trust Co.	CAD	60	USD	47	4/03/18	(123)
State Street Bank & Trust Co.	EUR	1,491	USD	1,850	4/03/18	15,354
State Street Bank & Trust Co.	GBP	40	USD	56	4/03/18	(434)
State Street Bank & Trust Co.	NZD	77	USD	55	4/03/18	12
State Street Bank & Trust Co.	RUB	395	USD	7	4/03/18	12
State Street Bank & Trust Co.	SEK	306	USD	37	4/03/18	729
State Street Bank & Trust Co.	TWD	764	USD	26	4/03/18	101
State Street Bank & Trust Co.	USD	182	EUR	146	4/03/18	(2,035)
State Street Bank & Trust Co.	USD	106	GBP	76	4/03/18	1,360
State Street Bank & Trust Co.	USD	54	NOK	418	4/03/18	(1,024)
State Street Bank & Trust Co.	USD	55	TWD	1,578	4/03/18	(449)

						$33,497

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	12.54%	USD	6	$(1,429)	$(98)	$(1,331)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	3.00	Monthly	5.71	USD	100	(11,603)	(578)	(11,025)

						$(13,032)	$(676)	$(12,356)

*	Termination date

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2018.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,430 and gross unrealized depreciation of investments was $(23,941), resulting in net unrealized appreciation of $31,490.
(g)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
TBA	-	To Be Announced

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

11.8%	United States
88.2%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Bond Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$440,988		$	– 0	–	$440,988
Collateralized Mortgage Obligations		– 0	–	121,752			– 0	–	121,752
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		19,797		19,797
Short-Term Investments		4,340,922		– 0	–		– 0	–	4,340,922

Total Investments in Securities		4,340,922		562,740			19,797		4,923,459
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts		– 0	–	42,068			– 0	–	42,068
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(8,571)			– 0	–	(8,571)
Credit Default Swaps		– 0	–	(13,032)			– 0	–	(13,032)

Total (b)		$4,340,922		$583,205			$19,797		$4,943,924

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Total
Balance as of 12/31/17	$19,844		$19,844
Accrued discounts/(premiums)	1		1
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(46)		(46)
Purchases/Payups	– 0	–	– 0	–
Sales/Paydowns	(2)		(2)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/18	$19,797		$19,797

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18	$(46)		$(46)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	12/31/2017	at Cost	Proceeds	3/31/2018	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$67	$4,764	$490	$4,341	$ – 0	–

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company		Shares	U.S. $ Value
INVESTMENT COMPANIES - 41.8%
Funds and Investment Trusts - 41.8% (a)
iShares Core MSCI EAFE ETF		76,670	$5,051,020
iShares Core S&P 500 ETF		43,375	11,510,424
iShares MSCI EAFE ETF		90,720	6,321,369
iShares Russell 2000 ETF		11,040	1,676,203
SPDR S&P 500 ETF Trust		15,121	3,979,091
Vanguard S&P 500 ETF		49,183	11,906,221

Total Investment Companies (cost $35,528,137)			40,444,328

		Principal Amount (000)
INFLATION-LINKED SECURITIES - 19.8%
Japan - 16.0%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	1,545,863	15,452,672

United States - 3.8%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS)	$	3,778	3,729,440

Total Inflation-Linked Securities (cost $18,696,760)			19,182,112

		Notional Amount
OPTIONS PURCHASED - PUTS - 0.4%
Options on Funds and Investment Trusts - 0.3%
SPDR S&P 500 ETF Trust
Expiration: Apr 2018; Contracts: 350;
Exercise Price: USD 268.00;
Counterparty: Morgan Stanley & Co. (b)	USD	35,000	248,500
SPDR S&P 500 ETF Trust
Expiration: Apr 2018; Contracts: 120;
Exercise Price: USD 263.00;
Counterparty: Morgan Stanley & Co. (b)		12,000	54,240

			302,740

Options on Indices - 0.1%
Euro STOXX 50 Index
Expiration: Apr 2018; Contracts: 790; Exercise
Price: EUR 3,350.00;
Counterparty: Goldman Sachs International (b)	EUR	790	43,923
FTSE 100 Index
Expiration: Apr 2018; Contracts: 140; Exercise
Price: GBP 7,000.00;
Counterparty: Goldman Sachs International (b)	GBP	140	15,403

	Notional Amount		U.S. $ Value
Nikkei 225 Index
Expiration: Apr 2018; Contracts: 13,000;
Exercise Price: JPY 20,750.00;
Counterparty: Goldman Sachs International (b)	JPY	13,000	$29,657

			88,983

Total Options Purchased - Puts (premiums paid $200,562)			391,723

OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Apr 2018; Contracts: 353;
Exercise Price: USD 285.00;
Counterparty: Morgan Stanley & Co. (b)	USD	35,300	2,824
SPDR S&P 500 ETF Trust
Expiration: May 2018; Contracts: 148
Exercise Price: USD 272.00;
Counterparty: Morgan Stanley & Co. (b)		14,800	39,812

Total Options Purchased - Calls (premiums paid $111,438)			42,636

	Shares
SHORT-TERM INVESTMENTS - 36.0%
Investment Companies - 26.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (a)(c)(d) (cost $25,494,903)		25,494,903	25,494,903

	Principal Amount (000)
Governments - Treasuries - 5.3%
Japan - 5.3%
Japan Treasury Discount Bill
Series 744
Zero Coupon, 6/11/18 (cost $5,107,483)	JPY	544,000	5,114,205

U.S. Treasury Bills - 4.3%
U.S. Treasury Bill
Zero Coupon, 4/26/18-5/24/18 (cost $4,127,996)	$	4,134	4,127,996

Total Short-Term Investments (cost $34,730,382)			34,737,104

Total Investments - 98.0% (cost $89,267,279) (e)			94,797,903	(f)
Other assets less liabilities - 2.0%			1,940,877

Net Assets - 100.0%			$96,738,780

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	6	June 2018	CAD	600		$608,650	$620,654	$12,004
Euro STOXX 50 Index Futures	170	June 2018	EUR	2		7,013,042	6,863,079	(149,963)
Euro-BTP Futures	13	June 2018	EUR	1,300		2,159,024	2,220,064	61,040
Euro-Bund Futures	10	June 2018	EUR	1,000		1,934,279	1,961,706	27,427
Euro-OAT Futures	16	June 2018	EUR	1,600		2,986,960	3,043,444	56,484
FTSE 100 Index Futures	25	June 2018	GBP	– 0	–*	2,499,753	2,452,971	(46,782)
Long Gilt Futures	4	June 2018	GBP	400		678,776	689,266	10,490
Nikkei 225 (CME) Futures	27	June 2018	USD	– 0	–*	2,885,054	2,903,850	18,796
S&P 500 EMini Futures	8	June 2018	USD	– 0	–*	1,102,915	1,057,200	(45,715)
S&P TSX 60 Index Futures	13	June 2018	CAD	3		1,837,835	1,828,385	(9,450)
SPI 200 Futures	11	June 2018	AUD	– 0	–*	1,259,914	1,211,522	(48,392)
TOPIX Index Futures	18	June 2018	JPY	180		2,881,002	2,903,717	22,715
U.S. T-Note 10 Yr (CBT)
Futures	82	June 2018	USD	8,200		9,854,207	9,933,531	79,324
U.S. Ultra Bond (CBT) Futures	3	June 2018	USD	300		467,035	481,406	14,371
Sold Contracts
10 Yr Mini Japan Government Bond Futures	68	June 2018	JPY	680,000		9,631,788	9,636,502	(4,714)

								$(2,365)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	419,446	USD	3,747	4/06/18	$(195,756)
Barclays Bank PLC	KRW	1,562,253	USD	1,438	4/26/18	(32,943)
Barclays Bank PLC	CNY	4,523	USD	709	6/19/18	(8,483)
Barclays Bank PLC	GBP	1,990	USD	2,774	6/19/18	(27,149)
Barclays Bank PLC	USD	888	GBP	637	6/19/18	8,690
Barclays Bank PLC	USD	1,439	KRW	1,562,253	4/26/18	32,678
BNP Paribas SA	AUD	1,080	USD	847	6/19/18	17,677
Citibank, NA	JPY	1,980,531	USD	17,646	4/06/18	(970,203)
Citibank, NA	USD	756	JPY	82,554	4/06/18	20,448
Credit Suisse International	EUR	3,834	USD	4,759	6/19/18	14,561
Morgan Stanley Capital Services, Inc.	JPY	322,496	USD	3,037	6/19/18	(8,772)
Morgan Stanley Capital Services, Inc.	USD	709	CNY	4,523	6/19/18	8,220
State Street Bank & Trust Co.	JPY	38,000	USD	338	4/06/18	(18,828)
State Street Bank & Trust Co.	HKD	1,141	USD	146	6/19/18	240
State Street Bank & Trust Co.	CHF	866	USD	918	6/19/18	6,832
State Street Bank & Trust Co.	SGD	190	USD	145	6/19/18	(468)

						$(1,153,256)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust	Morgan Stanley & Co.	148	USD	281.00	May 2018	USD	15	$14,239	$(11,026)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Goldman Sachs International	790	EUR	3,225.00	April 2018	EUR	1		$11,123	$(15,414)
FTSE 100 Index	Goldman Sachs International	140	GBP	6,750.00	April 2018	GBP	– 0	–*	2,791	(4,822)
Nikkei 225 Index	Goldman Sachs International	13,000	JPY	19,875.00	April 2018	JPY	13		17,039	(12,124)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	350	USD	258.00	April 2018	USD	35		33,936	(98,525)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co.	1,087	USD	248.00	April 2018	USD	109		249,970	(116,309)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co.	148	USD	245.00	May 2018	USD	15		31,645	(32,042)

									$346,504	$(279,236)

*	Notional amount less than 500.
(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,237,993 and gross unrealized depreciation of investments was $(1,792,509), resulting in net unrealized appreciation of $4,445,484.
(f)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund

FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

47.0%	United States
16.3%	Japan
0.1%	Germany
0.0%	United Kingdom
36.6%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$40,444,328		$	– 0	–	$	– 0	–	$40,444,328
Inflation-Linked Securities	– 0	–		19,182,112			– 0	–	19,182,112
Options Purchased - Puts	– 0	–		391,723			– 0	–	391,723
Options Purchased - Calls	– 0	–		42,636			– 0	–	42,636
Short-Term Investments:
Investment Companies	25,494,903			– 0	–		– 0	–	25,494,903
Governments - Treasuries	– 0	–		5,114,205			– 0	–	5,114,205
U.S. Treasury Bills	– 0	–		4,127,996			– 0	–	4,127,996

Total Investments in Securities	65,939,231			28,858,672			– 0	–	94,797,903
Other Financial Instruments (a):
Assets:
Futures	279,936			22,715			– 0	–	302,651
Forward Currency Exchange Contracts	– 0	–		109,346			– 0	–	109,346
Liabilities:
Futures	(59,879)			(245,137)			– 0	–	(305,016)
Forward Currency Exchange Contracts	– 0	–		(1,262,602)			– 0	–	(1,262,602)
Call Options Written	– 0	–		(11,026)			– 0	–	(11,026)
Put Options Written	– 0	–		(279,236)			– 0	–	(279,236)

Total (b)	$66,159,288			$27,192,732		$	– 0	–	$93,352,020

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,045	$35,600	$12,150	$25,495	$	– 0	–

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.5%
Health Care - 20.3%
Biotechnology - 1.3%
Foundation Medicine, Inc. (a)(b)	10,338	$814,117
Regeneron Pharmaceuticals, Inc. (a)	2,810	967,652

		1,781,769

Health Care Equipment & Supplies - 7.8%
Abbott Laboratories	56,950	3,412,444
Danaher Corp.	28,320	2,772,811
Essilor International Cie Generale d’Optique SA	17,977	2,425,108
West Pharmaceutical Services, Inc.	28,840	2,546,284

		11,156,647

Health Care Providers & Services - 3.9%
Apollo Hospitals Enterprise Ltd.	165,820	2,702,895
UnitedHealth Group, Inc.	13,750	2,942,500

		5,645,395

Life Sciences Tools & Services - 5.5%
Bio-Rad Laboratories, Inc. - Class A (a)	11,830	2,958,446
Bruker Corp.	79,450	2,377,144
ICON PLC (a)	21,690	2,562,457

		7,898,047

Pharmaceuticals - 1.8%
Roche Holding AG	8,640	1,981,990
Vectura Group PLC (a)	593,760	646,860

		2,628,850

		29,110,708

Financials - 19.3%
Banks - 5.5%
Bank Mandiri Persero Tbk PT	3,349,500	1,878,237
Credicorp Ltd.	7,400	1,680,096
HDFC Bank Ltd.	52,230	1,544,757
Svenska Handelsbanken AB - Class A (b)	116,250	1,455,081
Swedbank AB - Class A	60,350	1,356,085

		7,914,256

Capital Markets - 6.4%
Charles Schwab Corp. (The)	56,790	2,965,574
MSCI, Inc. - Class A	23,460	3,506,566
Partners Group Holding AG	3,720	2,768,143

		9,240,283

Consumer Finance - 1.5%
Bharat Financial Inclusion Ltd. (a)	124,810	2,108,868

Insurance - 3.4%
AIA Group Ltd.	354,600	3,031,361
Prudential PLC	75,580	1,888,644

		4,920,005

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 2.5%
Housing Development Finance Corp., Ltd.	127,430	$3,580,415

		27,763,827

Information Technology - 16.7%
Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd. (a)	124,820	2,038,311

Internet Software & Services - 4.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	8,280	1,519,711
Alphabet, Inc. - Class C (a)	2,567	2,648,605
Tencent Holdings Ltd.	53,200	2,855,752

		7,024,068

IT Services - 2.1%
Visa, Inc. - Class A	25,620	3,064,664

Semiconductors & Semiconductor Equipment - 5.1%
ams AG	28,610	3,004,342
Infineon Technologies AG	80,290	2,159,257
NVIDIA Corp.	9,028	2,090,794

		7,254,393

Software - 2.1%
Microsoft Corp.	33,680	3,073,974

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	9,235	1,549,448

		24,004,858

Industrials - 13.9%
Aerospace & Defense - 2.5%
Hexcel Corp.	53,949	3,484,566

Building Products - 3.8%
Cie de Saint-Gobain	39,250	2,072,596
Kingspan Group PLC	80,690	3,415,404

		5,488,000

Commercial Services & Supplies - 1.6%
China Everbright International Ltd.	1,632,000	2,304,347

Electrical Equipment - 1.9%
Schneider Electric SE (Paris)	31,110	2,739,589

Industrial Conglomerates - 1.7%
Siemens AG (REG)	19,220	2,452,420

Machinery - 2.4%
Xylem, Inc./NY	44,220	3,401,402

		19,870,324

Consumer Discretionary - 6.9%
Auto Components - 2.9%
Aptiv PLC	30,660	2,605,180
Delphi Technologies PLC	34,046	1,622,292

		4,227,472

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	20,320	$2,026,310

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	1,443	2,088,512

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	24,150	1,604,526

		9,946,820

Utilities - 6.9%
Multi-Utilities - 1.2%
Suez	119,330	1,729,084

Water Utilities - 5.7%
American Water Works Co., Inc.	38,079	3,127,428
Aqua America, Inc.	57,490	1,958,109
Beijing Enterprises Water Group Ltd.	2,760,000	1,552,893
Cia de Saneamento Basico do Estado de Sao Paulo	145,200	1,539,324

		8,177,754

		9,906,838

Consumer Staples - 5.3%
Food Products - 3.4%
Kerry Group PLC - Class A	21,380	2,167,698
Nestle SA (REG)	34,040	2,690,572

		4,858,270

Household Products - 1.9%
Unicharm Corp.	96,200	2,774,748

		7,633,018

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.5%
SBA Communications Corp. (a)	12,840	2,194,613

Real Estate Management & Development - 1.4%
SM Prime Holdings, Inc.	3,032,100	1,971,354

		4,165,967

Materials - 2.3%
Chemicals - 2.3%
Ecolab, Inc.	23,740	3,254,042

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Telekomunikasi Indonesia Persero Tbk PT	5,475,000	1,439,678

Total Common Stocks (cost $101,227,332)		137,096,080

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA,expiring 7/14/18 (a)(c)(d)(e) (cost $0)	591,845	0

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 3.9%
Time Deposit - 3.9%
State Street Time Deposit
0.28%, 4/02/18 (cost $5,630,248)	U.S.$	5,630	$5,630,248

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $106,857,580)			142,726,328

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (f)(g)(h) (cost $1,570,221)		1,570,221	$1,570,221

Total Investments - 100.5% (cost $108,427,801) (i)			144,296,549	(j)
Other assets less liabilities - (0.5)%			(774,083)

Net Assets - 100.0%			$143,522,466

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,586	KRW	2,744,335	4/26/18	$(1,451)
Bank of America, NA	USD	379	BRL	1,251	5/03/18	(681)
Bank of America, NA	USD	1,177	ZAR	14,161	6/19/18	6,898
Barclays Bank PLC	BRL	1,251	USD	376	4/03/18	(2,548)
Barclays Bank PLC	USD	379	BRL	1,251	4/03/18	178
Barclays Bank PLC	USD	506	RUB	28,928	4/17/18	(1,608)
Barclays Bank PLC	USD	535	CNY	3,379	4/19/18	3,007
Barclays Bank PLC	BRL	1,251	USD	378	5/03/18	(325)
Barclays Bank PLC	USD	2,842	CAD	3,653	6/19/18	(2,319)
Barclays Bank PLC	USD	5,490	GBP	3,939	6/19/18	53,739
Barclays Bank PLC	USD	502	MXN	9,452	6/19/18	12,025
BNP Paribas SA	USD	3,215	AUD	4,098	6/19/18	(67,074)
Citibank, NA	RUB	8,491	USD	148	4/17/18	428
Citibank, NA	INR	558,669	USD	8,507	5/17/18	(37,376)
Citibank, NA	USD	1,980	TWD	57,465	6/07/18	6,976
Credit Suisse International	BRL	1,251	USD	385	4/03/18	6,515
Credit Suisse International	USD	376	BRL	1,251	4/03/18	2,548
Goldman Sachs Bank USA	EUR	560	USD	704	6/19/18	10,864
Morgan Stanley & Co., Inc.	USD	8,645	JPY	917,846	6/19/18	24,966
Royal Bank of Scotland PLC	PEN	4,908	USD	1,513	4/19/18	(7,529)
Royal Bank of Scotland PLC	KRW	158,132	USD	147	4/26/18	(1,988)
Royal Bank of Scotland PLC	PHP	95,496	USD	1,809	5/30/18	(9,130)
Standard Chartered Bank	CNY	22,514	USD	3,556	4/19/18	(31,845)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	3,496	USD	3,708	6/19/18	$27,579
State Street Bank & Trust Co.	EUR	4,475	USD	5,551	6/19/18	13,512
State Street Bank & Trust Co.	GBP	146	USD	207	6/19/18	1,316
State Street Bank & Trust Co.	HKD	10,082	USD	1,288	6/19/18	163
State Street Bank & Trust Co.	JPY	20,288	USD	193	6/19/18	1,337
State Street Bank & Trust Co.	SEK	14,515	USD	1,775	6/19/18	27,287
State Street Bank & Trust Co.	USD	1,547	CAD	1,990	6/19/18	(179)
State Street Bank & Trust Co.	USD	633	EUR	511	6/19/18	(768)
State Street Bank & Trust Co.	USD	404	JPY	42,621	6/19/18	(1,022)
State Street Bank & Trust Co.	USD	284	NOK	2,208	6/19/18	(1,950)

						$31,545

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,229,003 and gross unrealized depreciation of investments was $(3,328,740), resulting in net unrealized appreciation of $35,900,293.
(j)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

PEN	-	Peruvian Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

48.8%	United States
7.0%	India
6.3%	France
5.8%	China
5.2%	Switzerland
3.9%	Ireland
3.2%	Germany
2.3%	Indonesia
2.1%	Hong Kong
2.1%	Austria
2.0%	Sweden
1.9%	Japan
1.7%	United Kingdom
3.7%	Other
4.0%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Brazil, Norway, Peru and Philippines.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$22,000,715		$7,109,993		$	– 0	–	$29,110,708
Financials	8,152,236		19,611,591			– 0	–	27,763,827
Information Technology	15,985,507		8,019,351			– 0	–	24,004,858
Industrials	10,301,372		9,568,952			– 0	–	19,870,324
Consumer Discretionary	9,946,820		– 0	–		– 0	–	9,946,820
Utilities	6,624,861		3,281,977			– 0	–	9,906,838
Consumer Staples	2,167,698		5,465,320			– 0	–	7,633,018
Real Estate	2,194,613		1,971,354			– 0	–	4,165,967
Materials	3,254,042		– 0	–		– 0	–	3,254,042
Telecommunication Services	– 0	–	1,439,678			– 0	–	1,439,678
Warrants	– 0	–	– 0	–		– 0	–(a)	– 0	–
Short-Term Investments	– 0	–	5,630,248			– 0	–	5,630,248
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	1,570,221		– 0	–		– 0	–	1,570,221

Total Investments in Securities	82,198,085		62,098,464	(b)		– 0	–	144,296,549
Other Financial Instruments (c):
Assets:
Forward Currency Exchange Contracts	– 0	–	199,338			– 0	–	199,338
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(167,793)			– 0	–	(167,793)

Total (d)(e)	$82,198,085		$59,145,574		$	– 0	–	$144,328,094

(a)	The Portfolio held securities with zero market value at period end.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(d)	An amount of $2,261,193 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	An amount of $3,535,672 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants(a)			Total
Balance as of 12/31/17	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/18	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18	$	– 0	–	$	– 0	–

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio*	$3,829	$6,175	$8,434	$1,570	$3

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Growth Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.5%
Information Technology - 32.7%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	1,420	$362,526

Internet Software & Services - 13.9%
Alphabet, Inc.-Class C (a)	5,115	5,277,606
Facebook, Inc.-Class A (a)	25,017	3,997,466
Trade Desk, Inc. (The)-Class A (a)(b)	13,530	671,359

		9,946,431

IT Services - 6.9%
Fiserv, Inc. (a)	9,860	703,117
PayPal Holdings, Inc. (a)	13,320	1,010,588
Visa, Inc.-Class A	27,240	3,258,449

		4,972,154

Semiconductors & Semiconductor Equipment - 3.6%
NVIDIA Corp.	2,410	558,132
Xilinx, Inc.	28,190	2,036,445

		2,594,577

Software - 6.4%
Activision Blizzard, Inc.	11,630	784,560
Adobe Systems, Inc. (a)	7,950	1,717,836
Electronic Arts, Inc. (a)	7,320	887,476
HubSpot, Inc. (a)	3,840	415,872
Red Hat, Inc. (a)	3,600	538,236
Splunk, Inc. (a)	2,410	237,120

		4,581,100

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	5,865	984,030

		23,440,818

Health Care - 17.7%
Biotechnology - 3.6%
Biogen, Inc. (a)	9,334	2,555,836

Health Care Equipment & Supplies - 6.8%
Align Technology, Inc. (a)	1,623	407,584
Edwards Lifesciences Corp. (a)	12,910	1,801,203
Intuitive Surgical, Inc. (a)	4,292	1,771,866
Nevro Corp. (a)	10,580	916,969

		4,897,622

Health Care Providers & Services - 3.2%
UnitedHealth Group, Inc.	10,808	2,312,912

Health Care Technology - 1.4%
Cerner Corp. (a)	10,610	615,380
Teladoc, Inc. (a)(b)	10,319	415,856

		1,031,236

Company	Shares	U.S. $ Value
Pharmaceuticals - 2.7%
Zoetis, Inc.	23,020	$1,922,400

		12,720,006

Consumer Discretionary - 17.3%
Diversified Consumer Services - 3.6%
Bright Horizons Family Solutions, Inc. (a)	12,480	1,244,506
Grand Canyon Education, Inc. (a)	12,600	1,321,992

		2,566,498

Hotels, Restaurants & Leisure - 3.5%
Planet Fitness, Inc. (a)	52,270	1,974,238
Starbucks Corp.	9,620	556,902

		2,531,140

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (a)	237	493,052

Multiline Retail - 2.1%
Dollar Tree, Inc. (a)	15,920	1,510,808

Specialty Retail - 4.9%
Home Depot, Inc. (The)	13,129	2,340,113
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,842	1,193,345

		3,533,458

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc.-Class B	27,082	1,799,328

		12,434,284

Consumer Staples - 11.4%
Beverages - 6.0%
Constellation Brands, Inc.-Class A	10,710	2,441,023
Monster Beverage Corp. (a)	32,778	1,875,230

		4,316,253

Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	14,505	2,733,177

Food Products - 1.6%
Blue Buffalo Pet Products, Inc. (a)	27,550	1,096,765

		8,146,195

Industrials - 10.5%
Building Products - 3.6%
Allegion PLC	10,810	921,985
AO Smith Corp.	13,920	885,173
Lennox International, Inc.	3,870	790,912

		2,598,070

Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	23,350	1,189,216

Industrial Conglomerates - 1.6%
Roper Technologies, Inc.	4,100	1,150,829

Company	Shares	U.S. $ Value
Machinery - 2.4%
IDEX Corp.	5,680	$809,457
WABCO Holdings, Inc. (a)	6,710	898,267

		1,707,724

Trading Companies & Distributors - 1.2%
Fastenal Co.	16,080	877,807

		7,523,646

Materials - 3.1%
Chemicals - 3.1%
PolyOne Corp.	23,560	1,001,771
Sherwin-Williams Co. (The)	3,160	1,239,100

		2,240,871

Financials - 2.8%
Capital Markets - 2.8%
MarketAxess Holdings, Inc.	5,330	1,158,955
S&P Global, Inc.	4,610	880,787

		2,039,742

Total Common Stocks (cost $44,295,843)		68,545,562

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.9%
Time Deposit - 4.9%
State Street Bank & Trust Co. 0.28%, 4/02/18 (cost $3,552,920)	$3,553	3,552,920

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $47,848,763)		72,098,482

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.41% (c)(d)(e) (cost $1,047,680)	1,047,680	1,047,680

Total Investments - 101.9% (cost $48,896,443) (f)		73,146,162	(g)
Other assets less liabilities - (1.9)%		(1,343,001)

Net Assets - 100.0%		$71,803,161

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,446,721 and gross unrealized depreciation of investments was $(197,002), resulting in net unrealized appreciation of $24,249,719.
(g)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Growth Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$68,545,562		$	– 0	–	$	– 0	–	$68,545,562
Short-Term Investments	– 0	–		3,552,920			– 0	–	3,552,920
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,047,680			– 0	–		– 0	–	1,047,680

Total Investments in Securities	69,593,242			3,552,920			– 0	–	73,146,162
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$69,593,242			$3,552,920		$	– 0	–	$73,146,162

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio*	$1,101	$2,469	$2,522	$1,048	$10

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.1%
Financials - 24.2%
Banks - 7.3%
Citigroup, Inc.	406,760	$27,456,300
JPMorgan Chase & Co.	365,920	40,240,222
Wells Fargo & Co.	118,660	6,218,971

		73,915,493

Capital Markets - 5.1%
Goldman Sachs Group, Inc. (The)	54,120	13,630,663
Northern Trust Corp.	164,089	16,922,499
State Street Corp.	164,730	16,428,523
TD Ameritrade Holding Corp.	64,510	3,820,927

		50,802,612

Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc.-Class B (a)	197,792	39,455,548

Insurance - 7.9%
Aflac, Inc.	179,240	7,843,543
Allstate Corp. (The)	156,810	14,865,588
Chubb Ltd.	86,660	11,852,488
FNF Group	443,090	17,732,462
Reinsurance Group of America, Inc.-Class A	113,840	17,531,360
Validus Holdings Ltd.	152,069	10,257,054

		80,082,495

		244,256,148

Consumer Discretionary - 16.0%
Auto Components - 0.5%
BorgWarner, Inc.	112,890	5,670,465

Household Durables - 3.6%
DR Horton, Inc.	688,640	30,189,977
Garmin Ltd.	99,170	5,844,088

		36,034,065

Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group-Class A (a)	269,870	6,792,628

Media - 8.9%
Comcast Corp.-Class A	480,650	16,423,810
Discovery Communications, Inc.-Class A (a)(b)	295,360	6,329,565
Discovery Communications, Inc.-Class C (a)	405,727	7,919,791
Time Warner, Inc.	395,370	37,394,095
Walt Disney Co. (The)	220,380	22,134,967

		90,202,228

Specialty Retail - 1.2%
Ross Stores, Inc.	90,050	7,022,099
Tractor Supply Co.	80,844	5,094,789

		12,116,888

Textiles, Apparel & Luxury Goods - 1.1%
VF Corp.	148,950	11,040,174

		161,856,448

Company	Shares	U.S. $ Value
Health Care - 12.8%
Biotechnology - 4.0%
Biogen, Inc. (a)	91,135	$24,954,585
Gilead Sciences, Inc.	200,290	15,099,863

		40,054,448

Health Care Providers & Services - 3.4%
Aetna, Inc.	93,670	15,830,230
Cigna Corp.	113,320	19,008,297

		34,838,527

Pharmaceuticals - 5.4%
Eli Lilly & Co.	270,340	20,916,206
Pfizer, Inc.	514,370	18,254,991
Roche Holding AG (Sponsored ADR)	543,390	15,554,539

		54,725,736

		129,618,711

Energy - 9.6%
Energy Equipment & Services - 2.5%
Dril-Quip, Inc. (a)	130,235	5,834,528
National Oilwell Varco, Inc.	108,090	3,978,793
Oil States International, Inc. (a)	238,546	6,249,905
TechnipFMC PLC	298,890	8,802,311

		24,865,537

Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	371,498	14,295,243
ConocoPhillips	272,630	16,164,233
Exxon Mobil Corp.	206,000	15,369,660
Noble Energy, Inc.	872,988	26,451,536

		72,280,672

		97,146,209

Information Technology - 9.2%
Communications Equipment - 2.7%
Cisco Systems, Inc.	444,210	19,052,167
F5 Networks, Inc. (a)	60,670	8,773,489

		27,825,656

IT Services - 2.6%
Amdocs Ltd.	95,910	6,399,115
International Business Machines Corp.	127,140	19,507,090

		25,906,205

Semiconductors & Semiconductor Equipment - 2.7%
Ambarella, Inc. (a)(b)	72,770	3,565,002
Intel Corp.	339,102	17,660,432
QUALCOMM, Inc.	105,490	5,845,201

		27,070,635

Company	Shares	U.S. $ Value
Software - 0.6%
VMware, Inc.-Class A (a)(b)	47,340	$5,740,922

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	38,355	6,435,202

		92,978,620

Industrials - 8.6%
Aerospace & Defense - 2.8%
Raytheon Co.	128,480	27,728,554

Airlines - 1.5%
Delta Air Lines, Inc.	94,950	5,204,209
Southwest Airlines Co.	180,160	10,319,565

		15,523,774

Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc.	121,893	7,209,971

Machinery - 1.7%
Crane Co.	110,630	10,259,826
PACCAR, Inc. (b)	105,610	6,988,214

		17,248,040

Road & Rail - 1.9%
Kansas City Southern	58,060	6,377,891
Norfolk Southern Corp.	93,010	12,628,898

		19,006,789

		86,717,128

Consumer Staples - 4.0%
Food & Staples Retailing - 4.0%
Walgreens Boots Alliance, Inc.	205,560	13,458,013
Walmart, Inc.	303,147	26,970,989

		40,429,002

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Liberty Property Trust	147,710	5,868,518

Real Estate Management & Development - 1.5%
CBRE Group, Inc.-Class A (a)	335,550	15,844,671

		21,713,189

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	409,170	19,566,509

Materials - 1.7%
Metals & Mining - 1.7%
Newmont Mining Corp.	443,750	17,337,313

Total Common Stocks (cost $784,958,748)		911,619,277

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 10.2%
Time Deposit - 10.2%
State Street Bank & Trust Co. 0.28%, 4/02/18 (cost $102,849,231)	$102,849	$102,849,231

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $887,807,979)		1,014,468,508

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.41% (c)(d)(e) (cost $15,934,830)	15,934,830	15,934,830

Total Investments - 101.9% (cost $903,742,809) (f)		1,030,403,338
Other assets less liabilities - (1.9)%		(18,878,666)

Net Assets - 100.0%		$1,011,524,672

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $138,894,027 and gross unrealized depreciation of investments was $(12,233,498), resulting in net unrealized appreciation of $126,660,529.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$911,619,277		$	– 0	–	$	– 0	–	$911,619,277
Short-Term Investments	– 0	–		102,849,231			– 0	–	102,849,231
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,934,830			– 0	–		– 0	–	15,934,830

Total Investments in Securities	927,554,107			102,849,231			– 0	–	1,030,403,338
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$927,554,107			$102,849,231		$	– 0	–	$1,030,403,338

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio*	$20,366	$40,842	$45,273	$15,935	$51

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 23.9%
Financial Institutions - 13.2%
Banking - 11.8%
Banco Santander SA
3.50%, 4/11/22	U.S.$	200	$199,146
Bank of America Corp.
2.881%, 4/24/23		145	141,891
3.824%, 1/20/28		145	143,566
Series G
3.593%, 7/21/28		85	82,515
Bank of Nova Scotia (The)
2.50%, 1/08/21		26	25,618
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 3/05/20 (a)		200	196,934
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		200	197,484
BB&T Corp.
2.625%, 6/29/20		45	44,623
BNP Paribas SA
3.80%, 1/10/24 (a)		200	199,650
Capital One Financial Corp.
3.30%, 10/30/24		135	130,181
Citigroup, Inc.
3.668%, 7/24/28		290	283,086
Commonwealth Bank of Australia
2.25%, 3/10/20 (a)		52	51,272
Compass Bank
5.50%, 4/01/20		250	259,595
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	252,423
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		265	265,663
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		118	113,872
3.75%, 5/22/25		53	52,411
3.85%, 7/08/24		210	210,953
Series D
6.00%, 6/15/20		195	206,591
HSBC Holdings PLC
4.041%, 3/13/28		310	308,980
JPMorgan Chase & Co.
3.22%, 3/01/25		140	136,349
3.54%, 5/01/28		255	249,235
Lloyds Banking Group PLC
4.375%, 3/22/28		200	201,988
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		250	246,400
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		200	200,294
Morgan Stanley
3.591%, 7/22/28		235	227,496
PNC Bank NA
2.60%, 7/21/20		250	247,868
Santander Holdings USA, Inc.
4.40%, 7/13/27		140	138,639

	Principal Amount (000)		U.S. $ Value
Santander Issuances SAU
3.25%, 4/04/26 (a)	EUR	200	$268,076
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	250	280,738
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		200	201,298
US Bancorp
Series J
5.30%, 4/15/27 (b)		63	64,338
Wells Fargo & Co.
3.069%, 1/24/23		113	111,130

			5,940,303

Finance - 0.2%
Synchrony Financial
3.95%, 12/01/27		135	127,659

Insurance - 0.8%
American International Group, Inc.
Series A-9
5.75%, 4/01/48		57	57,761
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		31	32,485
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		35	56,422
New York Life Global Funding
1.95%, 2/11/20 (a)		129	126,874
XLIT Ltd.
3.25%, 6/29/47	EUR	100	123,810

			397,352

REITS - 0.4%
American Tower Corp.
3.40%, 2/15/19	U.S.$	35	35,151
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		6	5,926
Welltower, Inc.
4.00%, 6/01/25		146	145,880

			186,957

			6,652,271

Industrial - 9.9%
Basic - 1.2%
Eastman Chemical Co.
3.80%, 3/15/25		50	50,546
Glencore Funding LLC
4.125%, 5/30/23 (a)		58	58,285
Mosaic Co. (The)
5.625%, 11/15/43		40	42,023
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	259,025
Vale Overseas Ltd.
6.875%, 11/21/36		80	94,096
Yamana Gold, Inc.		81	83,550

4.95%, 7/15/24			587,525

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27	U.S.$	85	$89,811
General Electric Co.
Series D
5.00%, 1/21/21 (b)		40	39,598

			129,409

Communications - Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		135	137,690
Cox Communications, Inc.
2.95%, 6/30/23 (a)		51	49,204
Time Warner Cable LLC
4.125%, 2/15/21		200	202,262
Time Warner, Inc.
4.875%, 3/15/20		53	54,791

			443,947

Communications - Telecommunications - 1.4%
AT&T, Inc.
3.40%, 5/15/25		310	298,871
4.125%, 2/17/26		147	147,913
5.15%, 2/14/50		60	60,540
Crown Castle Towers LLC
4.883%, 8/15/20 (a)		39	40,379
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	21,860
Verizon Communications, Inc.
5.50%, 3/16/47	U.S.$	105	116,079

			685,642

Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
3.10%, 1/15/19		110	110,131
4.00%, 1/15/25		23	22,732
4.30%, 7/13/25		30	30,026

			162,889

Consumer Non-Cyclical - 2.0%
Becton Dickinson and Co.
3.734%, 12/15/24		40	39,312
Biogen, Inc.
4.05%, 9/15/25		144	147,347
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2	2,125
CVS Health Corp.
4.10%, 3/25/25		60	60,496
4.30%, 3/25/28		60	60,325

	Principal Amount (000)		U.S. $ Value
Danone SA
1.691%, 10/30/19 (a)(c)	U.S.$	200	$196,436
Medtronic, Inc.
3.50%, 3/15/25		195	195,156
Reynolds American, Inc.
6.875%, 5/01/20		50	53,670
Tyson Foods, Inc.
2.65%, 8/15/19		39	38,804
3.95%, 8/15/24		123	123,947
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		51	50,468
Zoetis, Inc.
3.45%, 11/13/20		45	45,348

			1,013,434

Energy - 2.1%
Cenovus Energy, Inc.
3.00%, 8/15/22		12	11,562
5.70%, 10/15/19		36	37,235
Ecopetrol SA
5.875%, 5/28/45		57	56,270
Encana Corp.
3.90%, 11/15/21		45	45,592
Enterprise Products Operating LLC
3.70%, 2/15/26		161	159,633
5.20%, 9/01/20		55	57,552
Hess Corp.
4.30%, 4/01/27		109	106,668
Noble Energy, Inc.
3.90%, 11/15/24		107	107,737
4.15%, 12/15/21		40	40,920
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		137	130,312
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		80	83,074
TransCanada PipeLines Ltd.
9.875%, 1/01/21		108	126,792
Williams Partners LP
4.125%, 11/15/20		97	98,583

			1,061,930

Services - 0.5%
Expedia Group, Inc.
3.80%, 2/15/28		94	87,356
S&P Global, Inc.
4.40%, 2/15/26		127	133,313
Total System Services, Inc.
3.75%, 6/01/23		19	18,981

			239,650

Technology - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		28	27,549
3.875%, 1/15/27		62	60,336
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		160	169,574
6.02%, 6/15/26 (a)		31	33,367

	Principal Amount (000)		U.S. $ Value
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	134	$139,828
Lam Research Corp.
2.80%, 6/15/21		39	38,550
Motorola Solutions, Inc.
3.50%, 3/01/23		82	80,822
7.50%, 5/15/25		4	4,760
Seagate HDD Cayman
4.75%, 1/01/25		75	73,065
VMware, Inc.
2.95%, 8/21/22		45	43,272

			671,123

			4,995,549

Utility - 0.8%
Electric - 0.8%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		88	112,433
Exelon Generation Co. LLC
2.95%, 1/15/20		81	80,751
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		200	208,250

			401,434

Total Corporates - Investment Grade (cost $11,928,455)			12,049,254

MORTGAGE PASS-THROUGHS - 22.0%
Agency Fixed Rate 30-Year - 19.6%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		84	92,251
Series 2007
5.50%, 7/01/35		23	25,457
Series 2016
4.00%, 2/01/46		248	256,455
Series 2017
4.00%, 7/01/44		194	200,193
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		78	84,772
Series 2004
5.50%, 4/01/34-11/01/34		69	75,609
Series 2005
5.50%, 2/01/35		83	90,315
Series 2010
4.00%, 12/01/40		115	119,509
Series 2013
4.00%, 10/01/43		468	484,789
Series 2017
3.50%, 9/01/47-12/01/47		2,369	2,375,558
Series 2018
3.50%, 2/01/48-4/01/48		1,837	1,841,854
4.00%, 4/01/48, TBA		2,053	2,106,570
4.50%, 4/01/48, TBA		1,749	1,831,258

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 1994
9.00%, 9/15/24	U.S.$	1	$1,204
Series 2016
3.00%, 4/20/46		291	286,922

			9,872,716

Agency Fixed Rate 15-Year - 2.4%
Federal National Mortgage Association
Series 2016
2.50%, 7/01/31-1/01/32		1,231	1,208,763

Total Mortgage Pass-Throughs (cost $11,094,556)			11,081,479

ASSET-BACKED SECURITIES - 12.5%
Autos - Fixed Rate - 6.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		43	42,443
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		259	258,741
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		32	31,875
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		59	58,416
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		288	288,346
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		100	99,651
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		16	15,975
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		20	19,890
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		29	28,911
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		25	24,846
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)		32	32,180
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		115	114,933
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		15	14,706

	Principal Amount (000)		U.S. $ Value
Series 2016-3A, Class D
6.40%, 7/17/23 (a)	U.S.$	100	$104,151
Series 2017-1A, Class D
6.20%, 11/15/23 (a)		100	103,352
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		42	41,685
Series 2017-3A, Class A
2.05%, 12/15/21 (a)		98	97,616
Series 2017-3A, Class C
3.68%, 7/17/23 (a)		60	59,651
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		113	112,733
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (a)		5	4,890
Series 2016-4, Class D
3.89%, 11/15/22 (a)		125	125,510
Series 2017-3, Class A
1.88%, 10/15/21 (a)		70	69,534
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		257	255,561
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		198	195,531
Series 2016-1, Class A1
1.76%, 2/15/21		131	129,944
Series 2017-1, Class A1
2.07%, 5/15/22		115	113,271
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		128	128,335
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		41	41,039
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		115	114,941
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		404	403,383
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20		55	54,640
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (a)		4	4,282
Series 2018-1A, Class A1
1.75%, 2/15/19 (a)		52	51,675

			3,242,637

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 3.0%
CLUB Credit Trust
Series 2017-P1, Class B
3.56%, 9/15/23 (a)(c)	U.S.$	100	$99,583
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(c)		90	90,114
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		57	56,469
Series 2015-A, Class A4
1.85%, 4/15/21		134	132,898
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)(c)		15	14,846
Series 2017-1A, Class A
2.827%, 3/15/24 (a)(c)		41	40,604
Series 2017-2A, Class A
2.39%, 7/15/24 (a)(c)		74	73,963
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(c)		78	77,972
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(c)		100	99,118
SBA Tower Trust
3.156%, 10/08/20 (a)(c)		147	144,526
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(c)		55	54,750
Series 2016-3, Class A
3.05%, 12/26/25 (a)(c)		61	60,688
Series 2017-1, Class A
3.28%, 1/26/26 (a)(c)		56	56,108
Series 2017-2, Class A
3.28%, 2/25/26 (a)(c)		68	68,100
Series 2017-3, Class A
2.77%, 5/25/26 (a)(c)		77	75,990
Series 2017-4, Class B
3.59%, 5/26/26 (a)(c)		130	127,265
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(c)		110	108,339
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(c)		122	121,340

			1,502,673

Credit Cards - Fixed Rate - 2.2%
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.56%, 3/15/21		183	182,852
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		232	231,405
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21		173	172,410
Series 2016-1, Class A
2.04%, 3/15/22		130	129,400

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22	U.S.$	137	$136,434
Series 2017-B, Class A
1.98%, 6/15/23		110	108,868
Series 2018-A, Class A
3.07%, 12/16/24		130	129,893

			1,091,262

Autos - Floating Rate - 0.4%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
2.277% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(d)		214	214,231

Credit Cards - Floating Rate - 0.3%
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
2.257% (LIBOR 1 Month + 0.48%), 2/15/22 (d)		150	150,022

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (c)		56	56,507

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.997% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(d)		28	28,163

Total Asset-Backed Securities (cost $6,304,006)			6,285,495

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.8%
Non-Agency Fixed Rate CMBS - 8.6%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		200	197,430
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		155	153,759
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		115	112,293
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		260	260,614
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	141,283
Series 2015-GC35, Class A4
3.818%, 11/10/48		55	56,124
Series 2016-C1, Class A4
3.209%, 5/10/49		192	188,170
Series 2016-GC36, Class A5
3.616%, 2/10/49		65	65,375

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)	U.S.$	72	$69,375
Series 2014-UBS3, Class A4
3.819%, 6/10/47		130	133,752
Series 2014-UBS5, Class A4
3.838%, 9/10/47		130	133,587
Series 2015-CR24, Class A5
3.696%, 8/10/48		65	66,002
Series 2015-DC1, Class A5
3.35%, 2/10/48		80	79,287
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		100	99,845
Series 2015-C3, Class A4
3.718%, 8/15/48		117	117,822
Series 2015-C4, Class A4
3.808%, 11/15/48		215	220,520
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		232	231,242
Series 2018-GS9, Class A4
3.992%, 3/10/51		75	77,724
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		136	132,490
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (c)		37	37,373
Series 2012-C6, Class D
5.137%, 5/15/45 (c)		110	108,276
Series 2012-C6, Class E
5.137%, 5/15/45 (a)(c)		132	116,493
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
0.913%, 9/15/47 (e)		2,844	125,160
Series 2015-C30, Class A5
3.822%, 7/15/48		65	66,489
Series 2015-C31, Class A3
3.801%, 8/15/48		195	198,941
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (c)		40	31,589
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		159	154,230
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A4
3.596%, 12/15/49		100	100,486
UBS Commercial Mortgage Trust
Series 2018-C8, Class A4
3.983%, 2/15/51		100	103,019
Series 2018-C9, Class A4
4.117%, 3/15/51 (c)		125	129,376

	Principal Amount (000)		U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45	U.S.$	112	$110,581
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class C
4.436%, 12/15/59 (c)		85	81,929
Series 2016-NXS6, Class C
4.311%, 11/15/49 (c)		100	99,259
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.226%, 3/15/45 (a)(e)		1,335	62,350
Series 2013-C14, Class A5
3.337%, 6/15/46		132	132,664
Series 2014-C20, Class A2
3.036%, 5/15/47		125	125,473

			4,320,382

Non-Agency Floating Rate CMBS - 2.2%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.777% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)(d)		185	185,418
BX Trust
Series 2017-IMC, Class A
2.827% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(d)		135	135,084
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.377% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)(d)		100	100,741
Great Wolf Trust
Series 2017-WOLF, Class A
2.777% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(d)		93	93,128
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.477% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(d)		119	118,535
RETL
Series 2018-RVP, Class A
2.877% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(d)		100	100,469
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.997% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)		182	181,499

	Principal Amount (000)		U.S. $ Value
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
3.127% (LIBOR 1 Month + 1.35%), 6/15/29 (a)(d)	U.S.$	211	$211,443

			1,126,317

Total Commercial Mortgage-Backed Securities (cost $5,574,658)			5,446,699

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
Risk Share Floating Rate - 5.5%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.372% (LIBOR 1 Month + 6.50%), 4/25/26 (d)(f)		83	84,929
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.572% (LIBOR 1 Month + 1.70%), 10/25/27 (a)(d)		129	128,662
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN4, Class M3
6.422% (LIBOR 1 Month + 4.55%), 10/25/24 (d)		211	235,401
Series 2015-DNA1, Class M3
5.172% (LIBOR 1 Month + 3.30%), 10/25/27 (d)		250	278,564
Series 2015-HQA1, Class M2
4.522% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		119	121,155
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
4.872% (LIBOR 1 Month + 3.00%), 7/25/24 (d)		48	51,304
Series 2014-C04, Class 2M2
6.872% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		49	54,889
Series 2015-C01, Class 1M2
6.172% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		69	75,875
Series 2015-C01, Class 2M2
6.422% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		58	62,586
Series 2015-C02, Class 1M2
5.872% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		85	93,720
Series 2015-C02, Class 2M2
5.872% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		95	102,250
Series 2015-C03, Class 1M2
6.872% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		106	121,072

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 2M2
6.872% (LIBOR 1 Month + 5.00%), 7/25/25 (d)	U.S.$	87	$97,755
Series 2015-C04, Class 1M2
7.572% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		131	151,598
Series 2015-C04, Class 2M2
7.422% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		120	135,378
Series 2016-C01, Class 1M2
8.622% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		160	192,682
Series 2016-C01, Class 2M2
8.822% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		92	110,526
Series 2016-C02, Class 1M2
7.872% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		130	155,617
Series 2016-C03, Class 2M2
7.772% (LIBOR 1 Month + 5.90%), 10/25/28 (d)		173	202,929
Series 2016-C05, Class 2M2
6.322% (LIBOR 1 Month + 4.45%), 1/25/29 (d)		105	117,155
Series 2018-C01, Class 1M2
4.122% (LIBOR 1 Month + 2.25%), 7/25/30 (d)		105	106,353
Series 2018-C02, Class 2M2
4.072% (LIBOR 1 Month + 2.20%), 8/25/30 (d)		24	23,521
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.122% (LIBOR 1 Month + 5.25%), 11/25/25 (d)(f)		48	53,748
Series 2015-WF1, Class 2M2
7.372% (LIBOR 1 Month + 5.50%), 11/25/25 (d)(f)		20	23,903

			2,781,572

Agency Floating Rate - 1.3%
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.669% (6.54% - LIBOR 1 Month), 12/25/41 (d)(g)		181	34,202
Series 2012-70, Class SA
4.679% (6.55% - LIBOR 1 Month), 7/25/42 (d)(g)		333	65,586
Series 2015-90, Class SL
4.279% (6.15% - LIBOR 1 Month), 12/25/45 (d)(g)		366	61,630
Series 2016-77, Class DS
4.129% (6.00% - LIBOR 1 Month), 10/25/46 (d)(g)		365	63,374

	Principal Amount (000)		U.S. $ Value
Series 2017-16, Class SG
4.179% (6.05% - LIBOR 1 Month), 3/25/47 (d)(g)	U.S.$	355	$64,744
Series 2017-26, Class TS
4.079% (5.95% - LIBOR 1 Month), 4/25/47 (d)(g)		338	63,215
Series 2017-62, Class AS
4.279% (6.15% - LIBOR 1 Month), 8/25/47 (d)(g)		351	63,703
Series 2017-81, Class SA
4.329% (6.20% - LIBOR 1 Month), 10/25/47 (d)(g)		345	65,233
Series 2017-97, Class LS
4.329% (6.20% - LIBOR 1 Month), 12/25/47 (d)(g)		354	67,816
Government National Mortgage Association
Series 2017-134, Class SE
4.378% (6.20% - LIBOR 1 Month), 9/20/47 (d)(g)		291	50,839
Series 2017-65, Class ST
4.328% (6.15% - LIBOR 1 Month), 4/20/47 (d)(g)		338	60,332

			660,674

Non-Agency Fixed Rate - 1.1%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		20	19,336
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		40	35,781
Series 2006-24CB, Class A16
5.75%, 6/25/36		75	64,902
Series 2006-28CB, Class A14
6.25%, 10/25/36		52	43,256
Series 2006-9T1, Class A1
5.75%, 5/25/36		31	24,680
Series 2006-J1, Class 1A13
5.50%, 2/25/36		42	38,484
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		26	22,940
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.414%, 5/25/35		47	47,210
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		39	33,625
Series 2006-13, Class 1A19
6.25%, 9/25/36		22	18,567
First Horizon Alternative Mortgage
Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		63	52,734
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.603%, 7/25/36		135	120,991

	Principal Amount (000)		U.S. $ Value
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37	U.S.$	35	$30,525
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		18	17,993

			571,024

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.062% (LIBOR 1 Month + 0.19%), 12/25/36 (d)		147	90,819
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.122% (LIBOR 1 Month + 0.25%), 3/25/35 (d)		52	45,753

			136,572

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.017%, 5/28/35 (c)		50	46,863

Total Collateralized Mortgage Obligations (cost $4,004,151)			4,196,705

GOVERNMENTS - TREASURIES - 7.2%
Singapore - 0.5%
Singapore Government Bond
2.75%, 3/01/46	SGD	361	273,978

United States - 6.7%
U.S. Treasury Bonds
2.75%, 11/15/47	U.S.$	233	222,733
2.875%, 8/15/45-11/15/46		54	52,514
3.00%, 11/15/45-2/15/47		1,810	1,820,050
4.50%, 2/15/36		99	122,327
6.25%, 5/15/30		179	242,310
U.S. Treasury Notes
2.00%, 8/15/25		268	255,396
2.625%, 2/28/23		653	655,041

			3,370,371

Total Governments - Treasuries (cost $3,899,662)			3,644,349

INFLATION-LINKED SECURITIES - 5.3%
Japan - 1.2%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	59,909	598,863

	Principal Amount (000)		U.S. $ Value
United States - 4.1%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	1,216	$1,213,787
0.375%, 7/15/25 (TIPS)		862	851,258

			2,065,045

Total Inflation-Linked Securities (cost $2,656,236)			2,663,908

CORPORATES - NON-INVESTMENT GRADE - 4.4%
Industrial - 2.5%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		74	74,424

Communications - Media - 0.4%
Altice France SA/France
5.375%, 5/15/22 (a)	EUR	120	150,423
CSC Holdings LLC
6.75%, 11/15/21	U.S.$	30	31,292

			181,715

Communications - Telecommunications - 0.8%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	100	147,796
CenturyLink, Inc.
Series Y
7.50%, 4/01/24	U.S.$	14	14,103
Sprint Capital Corp.
6.90%, 5/01/19		210	216,924
Windstream Services LLC/Windstream Finance Corp.
6.375%, 8/01/23		80	45,983

			424,806

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		63	63,595

Consumer Non-Cyclical - 0.2%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		85	84,575

Energy - 0.6%
Antero Resources Corp.
5.125%, 12/01/22		16	16,147
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	48,552
Nabors Industries, Inc.
5.50%, 1/15/23		113	110,220
PDC Energy, Inc.
5.75%, 5/15/26 (a)		46	45,310
SM Energy Co.
6.50%, 1/01/23		9	8,962
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		69	66,708

			295,899

	Principal Amount (000)		U.S. $ Value
Technology - 0.2%
Western Digital Corp.
4.75%, 2/15/26	U.S.$	98	$97,892

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		52	49,715

			1,272,621

Financial Institutions - 1.8%
Banking - 1.6%
Bank of America Corp.
Series FF
5.875%, 3/15/28 (b)		54	54,356
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		29	34,056
CIT Group, Inc.
5.25%, 3/07/25		56	57,260
Citigroup, Inc.
5.95%, 1/30/23 (b)		55	56,508
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (b)		74	71,806
Intesa Sanpaolo SpA
Series E
3.928%, 9/15/26 (a)	EUR	100	132,454
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)	U.S.$	200	216,800
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 6/30/18 (a)(b)(d)	EUR	50	61,138
Standard Chartered PLC
3.277% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(d)	U.S.$	100	94,712

			779,090

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		95	98,702

			877,792

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		49	49,225

Total Corporates - Non-Investment Grade (cost $2,253,197)			2,199,638

	Principal Amount (000)		U.S. $ Value
AGENCIES - 3.1%
Agency Debentures - 3.1%
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20 (cost $1,535,296)	U.S.$	1,677	$1,582,551

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
27.935% (ARPP7DRR), 6/21/20 (d)	ARS	900	47,275

Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	1,300	404,647

Total Emerging Markets - Treasuries (cost $376,716)			451,922

EMERGING MARKETS - CORPORATE BONDS - 0.7%
Industrial - 0.6%
Capital Goods - 0.2%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)	U.S.$	200	65,000

Consumer Non-Cyclical - 0.1%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		79	63,299

Energy - 0.3%
Petrobras Global Finance BV
5.75%, 2/01/29		78	75,467
6.125%, 1/17/22		3	3,197
6.25%, 3/17/24		63	66,496

			145,160

			273,459

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		35	37,612
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		21	21,154

			58,766

Total Emerging Markets - Corporate Bonds (cost $338,121)			332,225

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Chile - 0.4%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)		200	194,234

	Principal Amount (000)		U.S. $ Value
Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23	U.S.$	120	$119,940

Total Quasi-Sovereigns (cost $316,670)			314,174

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.6%
United States - 0.6%
State of California
Series 2010
7.625%, 3/01/40 (cost $203,062)		200	304,566

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign Real Estate Investment Trust
12.00% (a) (cost $87,658)		93	115,552

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.4%
Governments - Treasuries - 5.4%
Japan - 5.4%
Japan Treasury Discount Bill
Series 729
Zero Coupon, 4/05/18	JPY	173,500	1,630,587
Series 743
Zero Coupon, 9/10/18		117,650	1,106,437

Total Governments - Treasuries (cost $2,639,943)			2,737,024

Time Deposit - 1.0%
State Street Time Deposit
0.28%, 4/02/18 (cost $513,099)	U.S.$	513	513,099

U.S. Treasury Bills - 1.0%
U.S. Treasury Bill
Zero Coupon, 2/28/19 (cost $503,652)		513	503,652

Total Short-Term Investments (cost $3,656,694)			3,753,775

Total Investments - 107.9% (cost $54,229,138) (h)			54,422,292	(i)
Other assets less liabilities - (7.9)%			(3,972,283)

Net Assets - 100.0%			$50,450,009

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	76	June 2018	USD	7,600	$8,678,477	$8,699,031	$20,554
U.S. Ultra Bond (CBT) Futures	12	June 2018	USD	1,200	1,868,135	1,925,625	57,490
Sold Contracts
10 Yr Mini Japan Government Bond Futures	12	June 2018	JPY	120,000	1,700,593	1,700,559	34
Euro-BOBL Futures	23	June 2018	EUR	2,300	3,686,142	3,714,420	(28,278)
U.S. T-Note 2 Yr (CBT) Futures	7	June 2018	USD	1,400	1,487,709	1,488,266	(557)
U.S. T-Note 10 Yr (CBT) Futures	16	June 2018	USD	1,600	1,923,213	1,938,250	(15,037)

							$34,206

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	161	USD	49	4/03/18	$(328)
Barclays Bank PLC	USD	49	BRL	161	4/03/18	23
Barclays Bank PLC	BRL	161	USD	49	5/03/18	(42)
Citibank, NA	JPY	364,930	USD	3,440	4/16/18	7,261
Citibank, NA	USD	157	KRW	168,191	4/26/18	1,116
Citibank, NA	USD	215	TWD	6,202	6/07/18	(257)
Goldman Sachs Bank USA	USD	202	MYR	793	7/12/18	2,910
HSBC Bank USA	BRL	161	USD	50	4/03/18	788
HSBC Bank USA	USD	49	BRL	161	4/03/18	328
HSBC Bank USA	JPY	84,638	USD	778	4/26/18	(18,646)
JPMorgan Chase Bank, NA	TWD	11,952	USD	412	6/07/18	(1,653)
Royal Bank of Scotland PLC	USD	708	JPY	77,570	4/26/18	22,430
Standard Chartered Bank	USD	102	INR	6,690	5/17/18	323
State Street Bank & Trust Co.	CAD	361	USD	288	4/12/18	6,696
State Street Bank & Trust Co.	CAD	164	USD	127	4/12/18	(358)
State Street Bank & Trust Co.	GBP	482	USD	683	4/13/18	7,088
State Street Bank & Trust Co.	GBP	16	USD	21	4/13/18	(374)
State Street Bank & Trust Co.	USD	218	GBP	158	4/13/18	2,893
State Street Bank & Trust Co.	USD	168	RUB	9,632	4/17/18	(616)
State Street Bank & Trust Co.	MXN	2,051	USD	108	4/20/18	(4,558)
State Street Bank & Trust Co.	USD	111	MXN	2,085	4/20/18	3,497
State Street Bank & Trust Co.	USD	142	JPY	15,359	4/26/18	2,893
State Street Bank & Trust Co.	SGD	348	USD	263	5/17/18	(2,077)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	679	USD	843	5/30/18	$3,634
State Street Bank & Trust Co.	USD	2	EUR	2	5/30/18	(4)
State Street Bank & Trust Co.	AUD	258	CAD	257	6/07/18	1,685
State Street Bank & Trust Co.	AUD	199	USD	154	6/07/18	1,118
State Street Bank & Trust Co.	NZD	167	USD	121	6/07/18	54
State Street Bank & Trust Co.	USD	128	AUD	162	6/07/18	(3,014)

						$32,810

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
SEK	4,830	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	$3,874	$2		$3,872
NZD	1,015	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	19,597	– 0	–	19,597
USD	530	1/14/24	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	(8,568)	– 0	–	(8,568)
USD	650	4/28/24	2.817%	3 Month LIBOR	Semi-Annual/Quarterly	(8,768)	– 0	–	(8,768)
USD	740	11/10/25	2.256%	3 Month LIBOR	Semi-Annual/Quarterly	21,294	– 0	–	21,294
USD	80	6/28/26	1.460%	3 Month LIBOR	Semi-Annual/Quarterly	7,582	– 0	–	7,582
USD	175	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	14,161	– 0	–	14,161
USD	200	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	15,950	– 0	–	15,950
USD	105	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/Quarterly	3,596	– 0	–	3,596
USD	260	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	9,130	– 0	–	9,130
USD	180	3/28/28	2.920%	3 Month LIBOR	Semi-Annual/Quarterly	(1,771)	– 0	–	(1,771)

						$76,077	$2		$76,075

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.71%	USD	98	$(5,254)	$(1,465)	$(3,789)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.71	USD	112	(6,005)	(1,736)	(4,269)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	3	1	38	(37)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	4	2	37	(35)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	330	128	4,167	(4,039)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	(3.00)	Monthly	5.71	USD	350	40,612	22,667	17,945
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	42	17	572	(555)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	122	47	1,292	(1,245)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	408	159	4,358	(4,199)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	27	10	258	(248)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	46	18	621	(603)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	50	19	657	(638)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	99	38	1,301	(1,263)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	52	$(7,629)	$(8,058)	$429
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	31	(4,550)	(4,948)	398
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5	(734)	(837)	103
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	32	(4,692)	(4,413)	(279)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	60	(8,798)	(8,471)	(327)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	56	(8,217)	(8,639)	422
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	28	(4,106)	(2,013)	(2,093)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	94	(13,783)	(6,323)	(7,460)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	350	(51,322)	(21,062)	(30,260)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	318	(46,657)	(13,527)	(33,130)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	135	(5,894)	(2,746)	(3,148)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	8	(1,173)	(975)	(198)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	8	(1,173)	(477)	(696)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	27	(3,959)	(3,210)	(749)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	28	$(4,105)	$(3,330)	$(775)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	51	(7,478)	(6,682)	(796)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	84	(12,317)	(9,410)	(2,907)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	85	(12,464)	(7,270)	(5,194)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	132	(19,356)	(9,620)	(9,736)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	39	(5,725)	(6,723)	998
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	28	(4,111)	(4,759)	648
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	34	(4,992)	(5,435)	443
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	4	(587)	(632)	45
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	4	(587)	(373)	(214)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	41	(6,012)	(5,802)	(210)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	8	(1,173)	(822)	(351)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	8	(1,173)	(759)	(414)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	16	(2,346)	(1,796)	(550)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	92	(13,490)	(12,683)	(807)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	57	(8,359)	(6,315)	(2,044)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	49	$(7,185)	$(4,403)	$(2,782)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	125	(18,329)	(10,347)	(7,982)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	185	(27,127)	(14,706)	(12,421)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	246	(36,072)	(12,510)	(23,562)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	35	(5,132)	(2,566)	(2,566)

						$(331,015)	$(179,875)	$(151,140)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY, 1/14/20*	11.12%	Maturity	AUD	7	$11	$	– 0	–	$11
AUD/JPY, 3/3/20*	12.75	Maturity	AUD	4	(10)		– 0	–	(10)
Goldman Sachs Bank USA
AUD/JPY, 3/10/20*	12.90	Maturity	AUD	2	(7)		– 0	–	(7)
AUD/JPY, 3/11/20*	12.80	Maturity	AUD	2	(5)		– 0	–	(5)

					$(11)	$	– 0	–	$(11)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $9,878,247 or 19.6% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2018.
(e)	IO - Interest Only.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of March 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.372%, 4/25/26	4/29/16	$83,382	$84,929	0.17%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.122%, 11/25/25	9/28/15	47,743	53,748	0.11%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.372%, 11/25/25	9/28/15	20,307	23,903	0.05%

(g)	Inverse interest only security.
(h)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,273,542 and gross unrealized depreciation of investments was $(1,088,448), resulting in net unrealized appreciation of $185,094.
(i)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BA	-	Banker’s Acceptance
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Investment Grade	$	– 0	–	$11,852,818		$196,436		$12,049,254
Mortgage Pass-Throughs		– 0	–	11,081,479		– 0	–	11,081,479
Asset-Backed Securities		– 0	–	4,887,519		1,397,976		6,285,495
Commercial Mortgage-Backed Securities		– 0	–	4,556,245		890,454		5,446,699
Collateralized Mortgage Obligations		– 0	–	4,149,842		46,863		4,196,705
Governments - Treasuries		– 0	–	3,644,349		– 0	–	3,644,349
Inflation-Linked Securities		– 0	–	2,663,908		– 0	–	2,663,908
Corporates - Non-Investment Grade		– 0	–	2,199,638		– 0	–	2,199,638
Agencies		– 0	–	1,582,551		– 0	–	1,582,551
Emerging Markets - Treasuries		– 0	–	451,922		– 0	–	451,922
Emerging Markets - Corporate Bonds		– 0	–	332,225		– 0	–	332,225
Quasi-Sovereigns		– 0	–	314,174		– 0	–	314,174
Local Governments - US Municipal Bonds		– 0	–	304,566		– 0	–	304,566
Preferred Stocks		– 0	–	115,552		– 0	–	115,552
Short-Term Investments:
Governments - Treasuries		– 0	–	2,737,024		– 0	–	2,737,024
Time Deposits		– 0	–	513,099		– 0	–	513,099
U.S. Treasury Bills		– 0	–	503,652		– 0	–	503,652

Total Investments in Securities		– 0	–	51,890,563		2,531,729		54,422,292
Other Financial Instruments (a):
Assets:
Futures		78,078		– 0	–	– 0	–	78,078
Forward Currency Exchange Contracts		– 0	–	64,737		– 0	–	64,737
Centrally Cleared Interest Rate Swaps		– 0	–	95,184		– 0	–	95,184
Credit Default Swaps		– 0	–	41,051		– 0	–	41,051
Variance Swaps		– 0	–	11		– 0	–	11
Liabilities:
Futures		(43,872)		– 0	–	– 0	–	(43,872)
Forward Currency Exchange Contracts		– 0	–	(31,927)		– 0	–	(31,927)
Centrally Cleared Interest Rate Swaps		– 0	–	(19,107)		– 0	–	(19,107)
Credit Default Swaps		– 0	–	(372,066)		– 0	–	(372,066)
Variance Swaps		– 0	–	(22)		– 0	–	(22)

Total (b)		$34,206		$51,668,424		$2,531,729		$54,234,359

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade			Asset-Backed Securities		Commercial Mortgage-Backed Securities
Balance as of 12/31/17	$	– 0	–	$1,409,964		$774,281
Accrued discounts/(premiums)		102		16		(12)
Realized gain (loss)		– 0	–	2		(633)
Change in unrealized appreciation/depreciation		(52)		(10,611)		(5,768)
Purchases/Payups		196,386		129,992		128,742
Sales/Paydowns		– 0	–	(131,387)		(6,156)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/18		$196,436		$1,397,976		$890,454

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18		$(52)		$(10,611)		$(6,402)

	Collateralized Mortgage Obligations		Total
Balance as of 12/31/17	$46,791		$2,231,036
Accrued discounts/(premiums)	– 0	–	106
Realized gain (loss)	– 0	–	(631)
Change in unrealized appreciation/depreciation	72		(16,359)
Purchases/Payups	– 0	–	455,120
Sales/Paydowns	– 0	–	(137,543)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/18	$46,863		$2,531,729

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18	$72		$(16,993)

As of March 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.7%
Financials - 22.5%
Banks - 9.9%
Credicorp Ltd.	7,693	$1,746,619
HDFC Bank Ltd.	68,017	2,011,674
Svenska Handelsbanken AB - Class A (a)	102,240	1,279,720
Swedbank AB - Class A	65,079	1,462,348

		6,500,361

Capital Markets - 2.8%
Partners Group Holding AG	2,439	1,814,920

Consumer Finance - 2.3%
Bharat Financial Inclusion Ltd. (b)	88,560	1,496,365

Insurance - 5.0%
AIA Group Ltd.	206,000	1,761,027
Prudential PLC	61,447	1,535,479

		3,296,506

Thrifts & Mortgage Finance - 2.5%
Housing Development Finance Corp., Ltd.	58,964	1,656,718

		14,764,870

Information Technology - 16.3%
Electronic Equipment, Instruments & Components - 3.3%
Halma PLC	53,678	888,546
Horiba Ltd.	16,500	1,284,689

		2,173,235

Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	4,914	901,915
Tencent Holdings Ltd.	28,900	1,551,339

		2,453,254

Semiconductors & Semiconductor Equipment - 9.3%
ams AG	16,650	1,748,420
ASML Holding NV	5,951	1,180,044
Disco Corp.	3,200	683,978
Infineon Technologies AG	43,902	1,180,666
Taiwan Semiconductor Manufacturing Co., Ltd.	153,000	1,295,941

		6,089,049

		10,715,538

Consumer Staples - 13.7%
Food & Staples Retailing - 2.1%
Tsuruha Holdings, Inc.	9,600	1,381,660

Food Products - 5.9%
Glanbia PLC (a)	67,696	1,166,151
Kerry Group PLC - Class A	12,990	1,317,044
Nestle SA (REG)	17,717	1,400,378

		3,883,573

Company	Shares	U.S. $ Value
Household Products - 3.9%
Reckitt Benckiser Group PLC	12,511	$1,056,026
Unicharm Corp.	51,500	1,485,442

		2,541,468

Personal Products - 1.8%
Godrej Consumer Products Ltd.	70,518	1,187,985

		8,994,686

Industrials - 12.4%
Building Products - 4.9%
Cie de Saint-Gobain	24,770	1,307,980
Kingspan Group PLC	45,385	1,921,032

		3,229,012

Commercial Services & Supplies - 1.9%
China Everbright International Ltd.	859,000	1,212,889

Electrical Equipment - 2.6%
Schneider Electric SE (Paris)	19,618	1,727,587

Industrial Conglomerates - 3.0%
Siemens AG (REG)	15,534	1,982,096

		8,151,584

Health Care - 9.1%
Health Care Equipment & Supplies - 2.3%
Essilor International Cie Generale d’Optique SA	11,052	1,490,921

Health Care Providers & Services - 2.7%
Apollo Hospitals Enterprise Ltd.	108,642	1,770,884

Life Sciences Tools & Services - 1.1%
Gerresheimer AG	8,890	730,536

Pharmaceuticals - 3.0%
Roche Holding AG	6,930	1,589,721
Vectura Group PLC (b)	351,400	382,826

		1,972,547

		5,964,888

Consumer Discretionary - 8.1%
Auto Components - 5.6%
Aptiv PLC	19,928	1,693,282
Delphi Technologies PLC	15,613	743,960
Valeo SA	18,930	1,252,221

		3,689,463

Household Durables - 1.9%
Panasonic Corp.	85,100	1,222,078

Textiles, Apparel & Luxury Goods - 0.6%
Crystal International Group Ltd. (b)(c)	397,500	403,333

		5,314,874

Utilities - 4.5%
Multi-Utilities - 1.6%
Suez	74,406	1,078,139

Company	Shares		U.S. $ Value
Water Utilities - 2.9%
Beijing Enterprises Water Group Ltd.		1,760,000	$990,250
Cia de Saneamento Basico do Estado de Sao Paulo		86,200	913,841

			1,904,091

			2,982,230

Materials - 3.8%
Chemicals - 3.8%
Chr Hansen Holding A/S		10,696	925,707
Umicore SA		29,340	1,554,292

			2,479,999

Telecommunication Services - 3.7%
Diversified Telecommunication Services - 3.7%
China Unicom Hong Kong Ltd. (b)		494,000	631,975
Deutsche Telekom AG (REG)		75,657	1,237,801
Telekomunikasi Indonesia Persero Tbk PT		2,051,500	539,452

			2,409,228

Real Estate - 1.6%
Real Estate Management & Development - 1.6%
SM Prime Holdings, Inc.		1,659,200	1,078,748

Total Common Stocks (cost $47,309,029)			62,856,645

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.0%
Time Deposit - 6.0%
State Street Bank & Trust Co.
0.28%, 4/02/18 (cost $3,950,690)	U.S.$	3,951	3,950,690

Total Investments Before Security Lending Collateral for Securities Loaned - 101.7% (cost $51,259,719)			66,807,335

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
Investment Companies - 3.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (d)(e)(f) (cost $2,587,436)		2,587,436	2,587,436

Total Investments - 105.6% (cost $53,847,155) (g)			69,394,771	(h)
Other assets less liabilities - (5.6)%			(3,667,073)

Net Assets - 100.0%			$65,727,698

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	442	USD	134	4/03/18	$(128)
Bank of America, NA	USD	133	BRL	442	4/03/18	900
Bank of America, NA	USD	2,801	KRW	2,972,118	4/26/18	(1,571)
Barclays Bank PLC	BRL	600	USD	182	4/03/18	(85)
Barclays Bank PLC	USD	181	BRL	600	4/03/18	1,222
Barclays Bank PLC	USD	616	RUB	35,245	4/17/18	(1,959)
Barclays Bank PLC	KRW	75,478	USD	71	4/26/18	(292)
Barclays Bank PLC	USD	181	BRL	600	5/03/18	156
Barclays Bank PLC	SEK	14,415	USD	1,790	5/15/18	58,751
BNP Paribas SA	CNY	2,937	USD	464	4/19/18	(4,523)
BNP Paribas SA	USD	684	CAD	844	5/15/18	(28,592)
Citibank, NA	USD	1,241	ZAR	15,236	5/15/18	39,018
Citibank, NA	INR	466,067	USD	7,097	5/17/18	(31,181)
Citibank, NA	USD	646	TWD	18,754	6/07/18	2,277
Credit Suisse International	BRL	1,269	USD	382	4/03/18	(2,585)
Credit Suisse International	USD	391	BRL	1,269	4/03/18	(6,609)
Standard Chartered Bank	BRL	227	USD	70	4/03/18	923
Standard Chartered Bank	USD	68	BRL	227	4/03/18	462
Standard Chartered Bank	USD	464	CNY	2,937	4/19/18	4,154
Standard Chartered Bank	KRW	154,415	USD	144	4/26/18	(1,032)
Standard Chartered Bank	USD	323	INR	21,215	5/17/18	1,336
State Street Bank & Trust Co.	AUD	289	USD	225	5/15/18	2,980
State Street Bank & Trust Co.	CAD	114	USD	91	5/15/18	2,554
State Street Bank & Trust Co.	CAD	131	USD	102	5/15/18	(136)
State Street Bank & Trust Co.	CHF	1,191	USD	1,279	5/15/18	29,362
State Street Bank & Trust Co.	EUR	5,640	USD	6,966	5/15/18	5,818
State Street Bank & Trust Co.	EUR	57	USD	70	5/15/18	(153)
State Street Bank & Trust Co.	GBP	167	USD	236	5/15/18	1,627
State Street Bank & Trust Co.	GBP	173	USD	242	5/15/18	(1,201)
State Street Bank & Trust Co.	JPY	60,749	USD	577	5/15/18	4,516
State Street Bank & Trust Co.	JPY	26,253	USD	246	5/15/18	(861)
State Street Bank & Trust Co.	MXN	1,326	USD	70	5/15/18	(2,649)
State Street Bank & Trust Co.	SEK	1,272	USD	159	5/15/18	5,747
State Street Bank & Trust Co.	USD	3,257	AUD	4,169	5/15/18	(54,685)
State Street Bank & Trust Co.	USD	3,745	CAD	4,713	5/15/18	(83,473)
State Street Bank & Trust Co.	USD	1,127	EUR	910	5/15/18	(4,187)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	4,021	GBP	2,905	5/15/18	$61,712
State Street Bank & Trust Co.	USD	5,700	JPY	618,090	5/15/18	122,759
State Street Bank & Trust Co.	USD	545	MXN	10,410	5/15/18	23,885
State Street Bank & Trust Co.	USD	298	NOK	2,374	5/15/18	5,146
State Street Bank & Trust Co.	USD	323	SEK	2,643	5/15/18	(5,227)
State Street Bank & Trust Co.	ZAR	2,259	USD	189	5/15/18	(491)

						$143,685

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of this security amounted to $403,333 or 0.6% of net assets.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,806,666 and gross unrealized depreciation of investments was $(2,259,050), resulting in net unrealized appreciation of $15,547,616.
(h)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

12.2%	India
10.3%	France
9.1%	Japan
7.9%	China
7.7%	Germany
7.2%	Switzerland
6.6%	Ireland
5.8%	United Kingdom
4.1%	Sweden
3.6%	United States
3.2%	Hong Kong
2.6%	Austria
2.6%	Peru
11.2%	Other
5.9%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Belgium, Brazil, Denmark, Indonesia, Netherlands, Philippines and Taiwan.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,746,619		$13,018,251		$	– 0	–	$14,764,870
Information Technology	901,915		9,813,623			– 0	–	10,715,538
Consumer Staples	2,483,195		6,511,491			– 0	–	8,994,686
Industrials	1,921,032		6,230,552			– 0	–	8,151,584
Health Care	382,826		5,582,062			– 0	–	5,964,888
Consumer Discretionary	2,437,242		2,877,632			– 0	–	5,314,874
Utilities	913,841		2,068,389			– 0	–	2,982,230
Materials	– 0	–	2,479,999			– 0	–	2,479,999
Telecommunication Services	– 0	–	2,409,228			– 0	–	2,409,228
Real Estate	– 0	–	1,078,748			– 0	–	1,078,748
Short-Term Investments	– 0	–	3,950,690			– 0	–	3,950,690
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,587,436		– 0	–		– 0	–	2,587,436

Total Investments in Securities	13,374,106		56,020,665	(a)		– 0	–	69,394,771
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	375,305			– 0	–	375,305
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(231,620)			– 0	–	(231,620)

Total (c)(d)	$13,374,106		$56,164,350		$	– 0	–	$69,538,456

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $2,664,647 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $2,100,196 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

	Market Value 12/31/2017	Purchases at Cost	Sales Proceeds	Market Value 3/31/2018	Dividend Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio*	$1,757	$5,867	$5,037	$2,587	$3

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 17.8%
Auto Components - 5.4%
Faurecia SA	71,820	$5,811,388
Hankook Tire Co., Ltd.	94,604	4,682,409
Magna International, Inc. (New York) - Class A	137,780	7,763,903
NGK Spark Plug Co., Ltd.	291,900	7,033,631

		25,291,331

Automobiles - 5.1%
Honda Motor Co., Ltd.	226,000	7,823,348
Peugeot SA	363,930	8,763,205
Subaru Corp. (a)	219,000	7,249,504

		23,836,057

Household Durables - 3.0%
Nikon Corp.	259,400	4,688,879
Panasonic Corp.	670,700	9,631,582

		14,320,461

Leisure Products - 1.1%
Amer Sports Oyj (b)	170,140	5,250,545

Textiles, Apparel & Luxury Goods - 3.2%
HUGO BOSS AG	65,660	5,720,093
Pandora A/S	86,250	9,331,914

		15,052,007

		83,750,401

Financials - 17.4%
Banks - 11.2%
Barclays PLC	2,115,360	6,181,305
BNP Paribas SA	117,290	8,698,307
BOC Hong Kong Holdings Ltd.	1,445,000	7,088,849
DNB ASA	374,690	7,380,352
Erste Group Bank AG	201,860	10,148,165
KB Financial Group, Inc.	61,530	3,568,569
Mitsubishi UFJ Financial Group, Inc.	1,401,300	9,312,502

		52,378,049

Capital Markets - 2.1%
Credit Suisse Group AG (REG) (b)	598,527	10,052,272

Consumer Finance - 1.1%
Hitachi Capital Corp.	193,600	4,900,314

Insurance - 3.0%
Allianz SE (REG)	42,370	9,578,041
PICC Property & Casualty Co., Ltd. - Class H	2,628,000	4,643,751

		14,221,792

		81,552,427

Consumer Staples - 11.1%
Beverages - 1.2%
Coca-Cola Bottlers Japan Holdings, Inc.	135,700	5,604,073

Company	Shares	U.S. $ Value
Food Products - 3.1%
Orkla ASA	768,680	$8,284,056
WH Group Ltd. (c)	6,037,000	6,468,560

		14,752,616

Household Products - 1.8%
Henkel AG & Co. KGaA (Preference Shares)	62,710	8,243,420

Tobacco - 5.0%
British American Tobacco PLC	262,310	15,163,318
Japan Tobacco, Inc.	296,200	8,461,543

		23,624,861

		52,224,970

Information Technology - 10.4%
Communications Equipment - 1.7%
Nokia Oyj	1,443,700	7,972,277

Internet Software & Services - 1.5%
Yahoo Japan Corp. (a)	1,487,400	6,962,362

Semiconductors & Semiconductor Equipment - 3.9%
SCREEN Holdings Co., Ltd. (a)	64,400	5,817,183
SUMCO Corp.	212,800	5,557,818
Taiwan Semiconductor Manufacturing Co., Ltd.	844,000	7,148,847

		18,523,848

Software - 1.6%
Nintendo Co., Ltd.	16,400	7,286,079

Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co., Ltd.	3,500	8,177,666

		48,922,232

Industrials - 9.9%
Aerospace & Defense - 3.9%
Airbus SE	89,990	10,417,035
BAE Systems PLC	956,700	7,827,428

		18,244,463

Airlines - 4.0%
Japan Airlines Co., Ltd.	233,600	9,511,289
Qantas Airways Ltd.	2,111,755	9,527,288

		19,038,577

Electrical Equipment - 1.0%
Philips Lighting NV (c)	123,570	4,645,868

Machinery - 1.0%
Glory Ltd.	132,100	4,740,400

		46,669,308

Energy - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Canadian Natural Resources Ltd. (Toronto)	148,700	4,674,467
JXTG Holdings, Inc.	1,474,300	8,988,185
PetroChina Co., Ltd. - Class H	9,256,000	6,429,379

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	388,150	$12,365,357
Royal Dutch Shell PLC - Class A	188,044	5,949,438
YPF SA (Sponsored ADR)	210,543	4,551,940

		42,958,766

Telecommunication Services - 9.0%
Diversified Telecommunication Services - 7.3%
BT Group PLC	3,350,750	10,694,957
China Unicom Hong Kong Ltd. (b)	5,640,000	7,215,256
Nippon Telegraph & Telephone Corp.	352,600	16,449,866

		34,360,079

Wireless Telecommunication Services - 1.7%
Vodafone Group PLC	2,856,370	7,815,117

		42,175,196

Materials - 8.7%
Chemicals - 4.6%
Air Water, Inc.	233,300	4,560,211
Incitec Pivot Ltd.	1,574,260	4,284,391
Johnson Matthey PLC	156,510	6,676,909
Nippon Shokubai Co., Ltd. (a)	85,600	5,918,484

		21,439,995

Metals & Mining - 4.1%
First Quantum Minerals Ltd.	291,590	4,094,278
Gerdau SA (Preference Shares)	1,096,700	5,148,904
Norsk Hydro ASA	948,590	5,626,739
Yamato Kogyo Co., Ltd.	165,300	4,561,334

		19,431,255

		40,871,250

Health Care - 5.1%
Biotechnology - 1.0%
Grifols SA (ADR)	222,200	4,710,640

Pharmaceuticals - 4.1%
Indivior PLC (b)	864,640	4,942,574
Ono Pharmaceutical Co., Ltd.	294,600	9,373,221
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	289,460	4,946,871

		19,262,666

		23,973,306

Utilities - 0.9%
Electric Utilities - 0.9%
EDP - Energias de Portugal SA	1,163,800	4,421,981

Total Common Stocks (cost $399,927,239)		467,519,837

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit
0.28%, 4/02/18 (cost $209,864)	$210	$209,864

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $400,137,103)		467,729,701

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%
Investment Companies - 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (d)(e)(f) (cost $15,661,960)	15,661,960	15,661,960

Total Investments - 102.8% (cost $415,799,063) (g)		483,391,661	(h)
Other assets less liabilities - (2.8)%		(13,205,893)

Net Assets - 100.0%		$470,185,768

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	1,875	USD	2,332	4/17/18	$23,196
Bank of America, NA	GBP	950	USD	1,318	4/17/18	(15,171)
Bank of America, NA	USD	9,833	EUR	8,259	4/17/18	339,120
Bank of America, NA	USD	3,019	GBP	2,227	4/17/18	107,158
Bank of America, NA	USD	998	ILS	3,475	4/17/18	(6,936)
Bank of America, NA	KRW	18,872,869	USD	17,785	4/26/18	9,976
Bank of America, NA	KRW	830,371	USD	780	4/26/18	(2,399)
Bank of America, NA	USD	779	GBP	555	7/17/18	2,887
Bank of America, NA	USD	1,129	GBP	798	7/17/18	(4,727)
Barclays Bank PLC	BRL	15,010	USD	4,516	4/03/18	(30,572)
Barclays Bank PLC	USD	4,544	BRL	15,010	4/03/18	2,134
Barclays Bank PLC	ILS	6,252	USD	1,830	4/17/18	45,872
Barclays Bank PLC	RUB	145,212	USD	2,551	4/17/18	21,025
Barclays Bank PLC	USD	3,085	EUR	2,487	4/17/18	(21,992)
Barclays Bank PLC	USD	862	GBP	618	4/17/18	5,519
Barclays Bank PLC	USD	5,093	RUB	291,398	4/17/18	(16,198)
Barclays Bank PLC	BRL	15,010	USD	4,532	5/03/18	(3,902)
BNP Paribas SA	USD	557	CAD	685	4/17/18	(24,952)
BNP Paribas SA	USD	4,424	GBP	3,298	4/17/18	205,447
Citibank, NA	AUD	5,037	USD	4,061	4/17/18	192,264
Citibank, NA	CAD	1,633	USD	1,308	4/17/18	39,966
Citibank, NA	CHF	744	USD	803	4/17/18	23,919
Citibank, NA	EUR	1,920	USD	2,372	4/17/18	7,610
Citibank, NA	GBP	3,685	USD	5,205	4/17/18	32,595
Citibank, NA	ILS	2,782	USD	818	4/17/18	24,510
Citibank, NA	JPY	56,940	USD	538	4/17/18	2,102
Citibank, NA	JPY	4,583,419	USD	41,319	4/17/18	(1,791,120)
Citibank, NA	NOK	75,404	USD	9,394	4/17/18	(229,516)
Citibank, NA	TRY	9,951	USD	2,514	4/17/18	3,290

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,188	AUD	1,514	4/17/18	$(25,412)
Citibank, NA	USD	584	CAD	749	4/17/18	(2,788)
Citibank, NA	USD	1,378	EUR	1,101	4/17/18	(22,184)
Citibank, NA	USD	3,987	GBP	2,800	4/17/18	(56,373)
Citibank, NA	USD	3,448	JPY	372,478	4/17/18	55,189
Citibank, NA	USD	17,247	JPY	1,830,322	4/17/18	(31,359)
Citibank, NA	USD	2,856	TRY	10,961	4/17/18	(89,931)
Citibank, NA	JPY	368,306	USD	3,523	7/17/18	37,023
Credit Suisse International	BRL	15,010	USD	4,625	4/03/18	78,171
Credit Suisse International	USD	4,516	BRL	15,010	4/03/18	30,572
Credit Suisse International	CHF	922	USD	982	4/17/18	16,114
Credit Suisse International	GBP	728	USD	1,024	4/17/18	2,519
Credit Suisse International	NOK	40,727	USD	5,226	4/17/18	28,150
Credit Suisse International	SEK	5,298	USD	657	4/17/18	22,295
Credit Suisse International	USD	1,894	AUD	2,387	4/17/18	(60,600)
Credit Suisse International	USD	744	CAD	960	4/17/18	1,143
Credit Suisse International	USD	4,453	JPY	483,484	4/17/18	94,064
Credit Suisse International	USD	4,965	NOK	38,612	4/17/18	(37,684)
Credit Suisse International	USD	2,420	PLN	8,637	4/17/18	103,217
Credit Suisse International	JPY	124,871	USD	1,182	7/17/18	453
Deutsche Bank AG	CAD	20,579	USD	16,512	4/17/18	533,933
Deutsche Bank AG	USD	28,830	CHF	27,989	4/17/18	478,126
Deutsche Bank AG	USD	1,473	JPY	162,100	4/17/18	52,076
Deutsche Bank AG	JPY	181,019	USD	1,735	7/17/18	21,570
Goldman Sachs Bank USA	JPY	177,103	USD	1,664	4/17/18	(1,755)
Goldman Sachs Bank USA	USD	1,041	AUD	1,384	4/17/18	22,008
Goldman Sachs Bank USA	USD	2,354	EUR	1,895	4/17/18	(20,436)
JPMorgan Chase Bank, NA	AUD	8,916	USD	7,066	4/17/18	218,542
JPMorgan Chase Bank, NA	CAD	1,247	USD	972	4/17/18	3,964
JPMorgan Chase Bank, NA	CHF	11,291	USD	11,932	4/17/18	108,570
JPMorgan Chase Bank, NA	JPY	458,020	USD	4,335	4/17/18	26,932
JPMorgan Chase Bank, NA	NOK	77,793	USD	9,398	4/17/18	(530,180)
JPMorgan Chase Bank, NA	PLN	8,637	USD	2,551	4/17/18	27,497
JPMorgan Chase Bank, NA	USD	1,211	JPY	128,737	4/17/18	275
JPMorgan Chase Bank, NA	USD	1,899	NOK	14,681	4/17/18	(25,519)
JPMorgan Chase Bank, NA	USD	1,865	CNY	11,817	4/19/18	18,397
Morgan Stanley & Co., Inc.	GBP	1,152	USD	1,632	4/17/18	14,785
Morgan Stanley & Co., Inc.	ILS	4,695	USD	1,335	4/17/18	(4,709)
Morgan Stanley & Co., Inc.	USD	591	AUD	771	4/17/18	719
Morgan Stanley & Co., Inc.	USD	2,943	GBP	2,168	4/17/18	99,985
Morgan Stanley & Co., Inc.	USD	2,431	GBP	1,723	4/17/18	(12,241)
Morgan Stanley & Co., Inc.	USD	6,322	HKD	49,531	4/17/18	(7,491)
Morgan Stanley & Co., Inc.	USD	1,455	JPY	154,635	4/17/18	(845)
Morgan Stanley & Co., Inc.	USD	813	NZD	1,124	7/17/18	(513)
Royal Bank of Scotland PLC	CHF	1,010	USD	1,067	4/17/18	9,270
Royal Bank of Scotland PLC	EUR	16,298	USD	20,389	4/17/18	316,533
Royal Bank of Scotland PLC	GBP	1,155	USD	1,607	4/17/18	(13,988)
Royal Bank of Scotland PLC	JPY	1,119,479	USD	10,299	4/17/18	(230,143)
Royal Bank of Scotland PLC	USD	949	CAD	1,190	4/17/18	(25,171)
Royal Bank of Scotland PLC	USD	17,112	CHF	15,770	4/17/18	(598,938)
Royal Bank of Scotland PLC	USD	20,777	EUR	17,227	4/17/18	439,540
Royal Bank of Scotland PLC	USD	21,477	EUR	17,242	4/17/18	(242,379)
Royal Bank of Scotland PLC	USD	2,479	JPY	271,174	4/17/18	72,052
Royal Bank of Scotland PLC	USD	4,328	JPY	454,112	4/17/18	(56,676)
Royal Bank of Scotland PLC	CNY	3,057	USD	482	4/19/18	(5,392)
Royal Bank of Scotland PLC	USD	1,558	KRW	1,676,455	4/26/18	21,297

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	TWD	198,075	USD	6,810	6/07/18	$(39,577)
Royal Bank of Scotland PLC	JPY	399,064	USD	3,799	7/17/18	21,334
Royal Bank of Scotland PLC	USD	3,275	AUD	4,248	7/17/18	(11,336)
Standard Chartered Bank	USD	16,479	AUD	20,996	4/17/18	(352,931)
Standard Chartered Bank	USD	534	JPY	59,253	4/17/18	23,780
Standard Chartered Bank	CNY	126,690	USD	20,010	4/19/18	(179,196)
Standard Chartered Bank	USD	1,134	CNY	7,232	4/19/18	17,975
Standard Chartered Bank	USD	2,338	KRW	2,511,760	4/26/18	27,592
Standard Chartered Bank	JPY	128,042	USD	1,207	7/17/18	(4,731)
State Street Bank & Trust Co.	AUD	962	USD	752	4/17/18	12,963
State Street Bank & Trust Co.	CHF	935	USD	1,005	4/17/18	25,974
State Street Bank & Trust Co.	EUR	2,981	USD	3,706	4/17/18	34,841
State Street Bank & Trust Co.	EUR	535	USD	655	4/17/18	(3,958)
State Street Bank & Trust Co.	HKD	118,162	USD	15,143	4/17/18	79,793
State Street Bank & Trust Co.	JPY	67,400	USD	636	4/17/18	1,649
State Street Bank & Trust Co.	JPY	550,431	USD	4,902	4/17/18	(275,529)
State Street Bank & Trust Co.	USD	3,579	AUD	4,557	4/17/18	(78,875)
State Street Bank & Trust Co.	USD	702	CAD	885	4/17/18	(15,328)
State Street Bank & Trust Co.	USD	5,516	EUR	4,548	4/17/18	85,570
State Street Bank & Trust Co.	USD	5,991	EUR	4,845	4/17/18	(24,474)
State Street Bank & Trust Co.	USD	2,204	JPY	243,600	4/17/18	86,918
State Street Bank & Trust Co.	USD	8,322	SEK	67,603	4/17/18	(218,565)
State Street Bank & Trust Co.	USD	2,111	TRY	8,253	4/17/18	(28,302)
State Street Bank & Trust Co.	JPY	51,500	USD	489	7/17/18	1,476
State Street Bank & Trust Co.	USD	4,253	EUR	3,411	7/17/18	(22,448)
UBS AG	CAD	658	USD	526	4/17/18	15,322

						$(1,026,684)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $11,114,428 or 2.4% of net assets.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,227,822 and gross unrealized depreciation of investments was $(25,661,908), resulting in net unrealized appreciation of $66,565,914.

(h)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

33.0%	Japan
16.6%	United Kingdom
7.2%	France
5.0%	Germany
4.6%	Norway
3.9%	China
3.5%	Canada
3.5%	South Korea
3.0%	Australia
2.9%	Hong Kong
2.8%	Finland
2.2%	Austria
2.2%	Switzerland
9.6%	Other

100.0%	Total Investments

1	All data are as of March 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Argentina, Brazil, Denmark, Israel, Netherlands, Portugal, Spain, Taiwan and United States.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$7,763,903		$75,986,498		$	– 0	–	$83,750,401
Financials	– 0	–	81,552,427			– 0	–	81,552,427
Consumer Staples	– 0	–	52,224,970			– 0	–	52,224,970
Information Technology	– 0	–	48,922,232			– 0	–	48,922,232
Industrials	– 0	–	46,669,308			– 0	–	46,669,308
Energy	9,226,407		33,732,359			– 0	–	42,958,766
Telecommunication Services	– 0	–	42,175,196			– 0	–	42,175,196
Materials	9,243,182		31,628,068			– 0	–	40,871,250
Health Care	9,657,511		14,315,795			– 0	–	23,973,306
Utilities	– 0	–	4,421,981			– 0	–	4,421,981
Short-Term Investments	– 0	–	209,864			– 0	–	209,864
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,661,960		– 0	–		– 0	–	15,661,960

Total Investments in Securities	51,552,963		431,838,698	(a)		– 0	–	483,391,661
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	4,478,758			– 0	–	4,478,758
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(5,505,442)			– 0	–	(5,505,442)

Total (c)(d)	$51,552,963		$430,812,014		$	– 0	–	$482,364,977

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $23,580,751 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $5,739,368 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio*	$15,541	$46,122	$46,001	$15,662	$4

*	Investments of cash collateral for securities lending transactions.

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.4%
Information Technology - 37.2%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	9,799	$2,501,685

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	24,236	2,087,447

Internet Software & Services - 14.7%
Alphabet, Inc. - Class C (a)	32,669	33,707,547
Facebook, Inc. - Class A (a)	183,349	29,297,337

		63,004,884

IT Services - 8.7%
Cognizant Technology Solutions Corp. - Class A	47,298	3,807,489
Fiserv, Inc. (a)	52,740	3,760,889
PayPal Holdings, Inc. (a)	104,072	7,895,943
Visa, Inc. - Class A	183,276	21,923,475

		37,387,796

Semiconductors & Semiconductor Equipment - 3.6%
NVIDIA Corp.	10,532	2,439,106
Texas Instruments, Inc.	15,440	1,604,062
Xilinx, Inc.	157,806	11,399,905

		15,443,073

Software - 5.5%
Activision Blizzard, Inc.	74,187	5,004,655
Adobe Systems, Inc. (a)	53,220	11,499,777
Electronic Arts, Inc. (a)	30,840	3,739,042
Red Hat, Inc. (a)	11,074	1,655,674
salesforce.com, Inc. (a)	14,520	1,688,676

		23,587,824

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	92,152	15,461,262

		159,473,971

Health Care - 20.0%
Biotechnology - 4.2%
Biogen, Inc. (a)	66,346	18,166,862

Health Care Equipment & Supplies - 6.9%
Edwards Lifesciences Corp. (a)	92,282	12,875,184
Intuitive Surgical, Inc. (a)	33,112	13,669,627
Stryker Corp.	18,840	3,031,733

		29,576,544

Health Care Providers & Services - 4.0%
UnitedHealth Group, Inc.	80,581	17,244,334

Health Care Technology - 1.2%
Cerner Corp. (a)	86,230	5,001,340

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (a)	4,075	$2,343,247

Pharmaceuticals - 3.1%
Zoetis, Inc.	161,478	13,485,028

		85,817,355

Consumer Discretionary - 13.3%
Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp.	69,550	4,026,250

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (a)	1,390	2,891,742

Media - 0.8%
Comcast Corp. - Class A	100,090	3,420,075

Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	48,761	4,627,419

Specialty Retail - 7.9%
Home Depot, Inc. (The)	96,261	17,157,561
TJX Cos., Inc. (The)	117,979	9,622,367
Ulta Salon Cosmetics & Fragrance, Inc. (a)	34,350	7,016,674

		33,796,602

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B	126,920	8,432,565

		57,194,653

Consumer Staples - 9.5%
Beverages - 5.8%
Constellation Brands, Inc. - Class A	63,850	14,552,692
Monster Beverage Corp. (a)	182,767	10,456,100

		25,008,792

Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	83,220	15,681,145

		40,689,937

Industrials - 8.0%
Building Products - 2.9%
Allegion PLC	84,669	7,221,419
AO Smith Corp.	79,760	5,071,938

		12,293,357

Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	146,511	7,461,805

Industrial Conglomerates - 1.8%
Roper Technologies, Inc.	27,534	7,728,519

Company	Shares	U.S. $ Value
Machinery - 1.6%
IDEX Corp.	12,170	$1,734,347
WABCO Holdings, Inc. (a)	37,812	5,061,892

		6,796,239

		34,279,920

Financials - 3.5%
Capital Markets - 3.5%
MarketAxess Holdings, Inc.	33,069	7,190,523
S&P Global, Inc.	41,350	7,900,331

		15,090,854

Materials - 1.9%
Chemicals - 1.9%
Sherwin-Williams Co. (The)	20,779	8,147,862

Total Common Stocks (cost $266,270,952)		400,694,552

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.4%
Time Deposit - 7.4%
State Street Time Deposit
0.28%, 4/02/18 (cost $31,716,378)	$31,716	31,716,378

Total Investments - 100.8% (cost $297,987,330) (b)		432,410,930	(c)
Other assets less liabilities - (0.8)%		(3,357,217)

Net Assets - 100.0%		$429,053,713

(a)	Non-income producing security.
(b)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $136,619,138 and gross unrealized depreciation of investments was $(2,195,538), resulting in net unrealized appreciation of $134,423,600.
(c)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$400,694,552		$	– 0	–	$	– 0	–	$400,694,552
Short-Term Investments	– 0	–		31,716,378			– 0	–	31,716,378

Total Investments in Securities	400,694,552			31,716,378			– 0	–	432,410,930
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$400,694,552			$31,716,378		$	– 0	–	$432,410,930

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund, Inc.

AB Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Real Estate - 97.2%
Diversified REITs - 6.7%
Armada Hoffler Properties, Inc.	54,690	$748,706
Empire State Realty Trust, Inc.-Class A	32,040	537,951
Gramercy Property Trust	40,594	882,108
Liberty Property Trust	25,290	1,004,772

		3,173,537

Health Care REITs - 7.4%
HCP, Inc.	43,970	1,021,423
Healthcare Realty Trust, Inc.	24,030	665,871
Medical Properties Trust, Inc.	70,200	912,600
Sabra Health Care REIT, Inc.	50,290	887,619

		3,487,513

Hotel & Resort REITs - 7.6%
DiamondRock Hospitality Co.	54,890	573,052
Hersha Hospitality Trust	28,810	515,699
MGM Growth Properties LLC-Class A	17,630	467,900
Park Hotels & Resorts, Inc.	26,430	714,138
RLJ Lodging Trust	36,090	701,590
Summit Hotel Properties, Inc.	43,028	585,611

		3,557,990

Industrial REITs - 11.3%
Duke Realty Corp.	40,030	1,059,995
Monmouth Real Estate Investment Corp.-Class A	36,210	544,598
Prologis, Inc.	35,280	2,222,287
Rexford Industrial Realty, Inc.	24,480	704,779
STAG Industrial, Inc.	33,690	805,865

		5,337,524

Office REITs - 12.9%
Alexandria Real Estate Equities, Inc.	9,580	1,196,446
Brandywine Realty Trust	52,830	838,940
Columbia Property Trust, Inc.	39,426	806,656
Corporate Office Properties Trust	19,860	512,984
Cousins Properties, Inc.	75,320	653,778
Kilroy Realty Corp.	11,220	796,171
Mack-Cali Realty Corp.	26,950	450,335
SL Green Realty Corp.	8,150	789,164

		6,044,474

Residential REITs - 14.9%
American Campus Communities, Inc.	19,060	736,097
American Homes 4 Rent-Class A	47,880	961,430
Camden Property Trust	12,560	1,057,301
Essex Property Trust, Inc.	6,020	1,448,894
Independence Realty Trust, Inc.	80,180	736,052
Mid-America Apartment Communities, Inc.	11,200	1,021,888
Sun Communities, Inc.	11,445	1,045,730

		7,007,392

Retail REITs - 13.8%
Agree Realty Corp.	9,870	474,155
National Retail Properties, Inc.	23,110	907,299

Company	Shares	U.S. $ Value
Regency Centers Corp.	16,040	$946,039
Retail Opportunity Investments Corp.	32,070	566,677
Simon Property Group, Inc.	19,550	3,017,542
Urban Edge Properties	26,690	569,831

		6,481,543

Specialized REITs - 22.6%
American Tower Corp.	24,680	3,586,991
Crown Castle International Corp.	24,790	2,717,232
CubeSmart	28,280	797,496
EPR Properties	7,300	404,420
Equinix, Inc.	4,782	1,999,546
Life Storage, Inc.	4,560	380,851
National Storage Affiliates Trust	28,622	717,840

		10,604,376

		45,694,349

Software & Services - 1.9%
IT Consulting & Other Services - 1.9%
InterXion Holding NV (a)	7,410	460,235
Switch, Inc.-Class A (b)	29,120	463,300

		923,535

Total Common Stocks (cost $43,562,385)		46,617,884

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit 0.28%, 4/02/18 (cost $263,763)	$264	263,763

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $43,826,148)		46,881,647

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.41% (c)(d)(e) (cost $465,920)	465,920	465,920

	U.S. $ Value
Total Investments - 100.7% (cost $44,292,068) (f)	$47,347,567	(g)
Other assets less liabilities - (0.7)%	(326,515)

Net Assets - 100.0%	$47,021,052

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,708,553 and gross unrealized depreciation of investments was $(1,653,054), resulting in net unrealized appreciation of $3,055,499.
(g)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Real Estate Investment Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$46,617,884		$	– 0	–	$	– 0	–	$46,617,884
Short-Term Investments	– 0	–		263,763			– 0	–	263,763
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	465,920			– 0	–		– 0	–	465,920
Total Investments in Securities	47,083,804			263,763			– 0	–	47,347,567
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$47,083,804			$263,763		$	– 0	–	$47,347,567

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio*	$	– 0	–	$780	$314	$466	$	– 0	–

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Information Technology - 26.2%
Communications Equipment - 1.2%
Ciena Corp. (a)	27,610	$715,099

Electronic Equipment, Instruments & Components - 1.1%
National Instruments Corp.	12,820	648,307

Internet Software & Services - 7.5%
2U, Inc. (a)	10,010	841,140
GrubHub, Inc. (a)	10,340	1,049,200
LogMeIn, Inc.	6,550	756,853
New Relic, Inc. (a)	10,385	769,736
Q2 Holdings, Inc. (a)	8,343	380,024
Trade Desk, Inc. (The) - Class A (a)(b)	13,313	660,591

		4,457,544

Semiconductors & Semiconductor Equipment - 3.0%
Cavium, Inc. (a)	7,150	567,567
Monolithic Power Systems, Inc.	5,761	666,951
Silicon Laboratories, Inc. (a)	6,504	584,710

		1,819,228

Software - 11.9%
Aspen Technology, Inc. (a)	10,573	834,104
Blackbaud, Inc.	9,098	926,267
Blackline, Inc. (a)	11,385	446,406
Bottomline Technologies de, Inc. (a)	17,400	674,250
Guidewire Software, Inc. (a)	7,813	631,525
HubSpot, Inc. (a)	6,800	736,440
Paylocity Holding Corp. (a)	16,219	830,899
Proofpoint, Inc. (a)	7,510	853,512
RingCentral, Inc. - Class A (a)	11,640	739,140
Take-Two Interactive Software, Inc. (a)	4,532	443,139

		7,115,682

Technology Hardware, Storage & Peripherals - 1.5%
Pure Storage, Inc. - Class A (a)	43,870	875,206

		15,631,066

Health Care - 22.3%
Biotechnology - 10.1%
Adamas Pharmaceuticals, Inc. (a)(b)	10,845	259,196
Aimmune Therapeutics, Inc. (a)	8,833	281,154
Ascendis Pharma A/S (ADR) (a)	4,131	270,167
Audentes Therapeutics, Inc. (a)	5,629	169,151
Avexis, Inc. (a)	3,540	437,473
BeiGene Ltd. (ADR) (a)	1,627	273,336
Biohaven Pharmaceutical Holding Co., Ltd. (a)	8,448	217,621
Blueprint Medicines Corp. (a)	5,522	506,367
Clovis Oncology, Inc. (a)	6,780	357,984
Exact Sciences Corp. (a)	18,255	736,224

Company	Shares	U.S. $ Value
Loxo Oncology, Inc. (a)	3,865	$445,905
Madrigal Pharmaceuticals, Inc. (a)	1,810	211,390
Neurocrine Biosciences, Inc. (a)	5,630	466,896
NuCana PLC (ADR) (a)(b)	10,152	192,076
Prothena Corp. PLC (a)(b)	6,670	244,856
Sage Therapeutics, Inc. (a)	3,606	580,818
TESARO, Inc. (a)(b)	1,648	94,167
Ultragenyx Pharmaceutical, Inc. (a)	5,943	303,034

		6,047,815

Health Care Equipment & Supplies - 5.2%
iRhythm Technologies, Inc. (a)	15,043	946,957
Nevro Corp. (a)	8,439	731,408
Penumbra, Inc. (a)	6,838	790,815
Tactile Systems Technology, Inc. (a)(b)	18,939	602,260

		3,071,440

Health Care Technology - 2.9%
Teladoc, Inc. (a)(b)	26,509	1,068,312
Vocera Communications, Inc. (a)	28,747	673,255

		1,741,567

Life Sciences Tools & Services - 1.2%
ICON PLC (a)	6,242	737,430

Pharmaceuticals - 2.9%
Aerie Pharmaceuticals, Inc. (a)	6,030	327,128
GW Pharmaceuticals PLC (ADR) (a)(b)	1,778	200,327
Intersect ENT, Inc. (a)	24,040	944,772
Revance Therapeutics, Inc. (a)	7,875	242,550

		1,714,777

		13,313,029

Industrials - 19.6%
Aerospace & Defense - 2.0%
Hexcel Corp.	7,074	456,910
Mercury Systems, Inc. (a)	15,030	726,249

		1,183,159

Commercial Services & Supplies - 2.2%
Cimpress NV (a)(b)	4,675	723,222
Tetra Tech, Inc.	12,580	615,791

		1,339,013

Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	8,363	900,110

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	4,125	430,691

Company	Shares	U.S. $ Value
Machinery - 8.1%
Gardner Denver Holdings, Inc. (a)	19,349	$593,627
Gates Industrial Corp. PLC (a)	22,854	400,174
IDEX Corp.	4,382	624,479
John Bean Technologies Corp.	5,570	631,638
Kennametal, Inc.	17,840	716,454
Lincoln Electric Holdings, Inc.	6,889	619,666
Nordson Corp,	4,560	621,710
RBC Bearings, Inc. (a)	4,993	620,131

		4,827,879

Road & Rail - 2.7%
Knight-Swift Transportation Holdings, Inc.	20,010	920,660
Saia, Inc. (a)	9,330	701,150

		1,621,810

Trading Companies & Distributors - 2.4%
H&E Equipment Services, Inc.	16,549	636,971
SiteOne Landscape Supply, Inc. (a)	9,957	767,087

		1,404,058

		11,706,720

Consumer Discretionary - 15.3%
Distributors - 1.4%
Pool Corp.	5,587	816,931

Diversified Consumer Services - 3.2%
Bright Horizons Family Solutions, Inc. (a)	7,985	796,264
Grand Canyon Education, Inc. (a)	10,920	1,145,727

		1,941,991

Hotels, Restaurants & Leisure - 3.8%
Hilton Grand Vacations, Inc. (a)	18,341	789,030
Planet Fitness, Inc. (a)	27,638	1,043,887
Vail Resorts, Inc.	2,040	452,268

		2,285,185

Internet & Direct Marketing Retail - 0.6%
Wayfair, Inc. - Class A (a)(b)	5,465	369,051

Multiline Retail - 1.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	13,472	812,362

Specialty Retail - 4.9%
Five Below, Inc. (a)	14,412	1,056,976
Floor & Decor Holdings, Inc. - Class A (a)	16,326	850,911
Lithia Motors, Inc. - Class A	2,295	230,693
Sleep Number Corp. (a)	22,285	783,318

		2,921,898

		9,147,418

Financials - 7.0%
Banks - 2.8%
Sterling Bancorp/DE	24,046	542,237
SVB Financial Group (a)	1,948	467,539
Western Alliance Bancorp (a)	11,632	675,936

		1,685,712

Company	Shares	U.S. $ Value
Capital Markets - 3.1%
Hamilton Lane, Inc. - Class A	16,322	$607,668
Houlihan Lokey, Inc.	14,030	625,738
Stifel Financial Corp.	10,417	616,999

		1,850,405

Insurance - 1.1%
Trupanion, Inc. (a)(b)	21,190	633,369

		4,169,486

Materials - 3.3%
Chemicals - 2.0%
Ingevity Corp. (a)	5,790	426,665
PolyOne Corp.	18,232	775,225

		1,201,890

Construction Materials - 1.3%
Summit Materials, Inc. - Class A (a)	24,711	748,249

		1,950,139

Consumer Staples - 2.3%
Food & Staples Retailing - 1.3%
Chefs’ Warehouse, Inc. (The) (a)	32,959	758,057

Food Products - 1.0%
Freshpet, Inc. (a)(b)	38,118	627,041

		1,385,098

Energy - 2.1%
Energy Equipment & Services - 1.2%
Forum Energy Technologies, Inc. (a)	25,818	283,998
Oil States International, Inc. (a)	17,521	459,050

		743,048

Oil, Gas & Consumable Fuels - 0.9%
Matador Resources Co. (a)	17,225	515,200

		1,258,248

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Vonage Holdings Corp. (a)	54,457	579,967

Total Common Stocks (cost $45,236,636)		59,141,171

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit
0.28%, 4/02/18 (cost $649,017)	$649	$649,017

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $45,885,653)		59,790,188

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 8.2%
Investment Companies - 8.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(d)(e) (cost $4,908,436)	4,908,436	4,908,436

Total Investments - 108.4% (cost $50,794,089) (f)		64,698,624	(g)
Other assets less liabilities - (8.4)%		(4,995,012)

Net Assets - 100.0%		$59,703,612

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,705,726 and gross unrealized depreciation of investments was $(801,190), resulting in net unrealized appreciation of $13,904,536.
(g)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$59,141,171		$	– 0	–	$	– 0	–	$59,141,171
Short-Term Investments	– 0	–		649,017			– 0	–	649,017
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,908,436			– 0	–		– 0	–	4,908,436

Total Investments in Securities	64,049,607			649,017			– 0	–	64,698,624
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$64,049,607			$649,017		$	– 0	–	$64,698,624

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio *	$4,718	$7,979	$7,789	$4,908	$14

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 23.4%
Banks - 11.6%
Associated Banc-Corp.	326,170	$8,105,324
Comerica, Inc.	99,300	9,525,849
Fulton Financial Corp.	351,200	6,233,800
Huntington Bancshares, Inc./OH	523,120	7,899,112
Sterling Bancorp/DE	211,016	4,758,411
Synovus Financial Corp.	149,070	7,444,556
Texas Capital Bancshares, Inc. (a)	80,570	7,243,243
Umpqua Holdings Corp.	338,410	7,245,358
Webster Financial Corp.	146,402	8,110,671
Zions Bancorporation	216,890	11,436,610

		78,002,934

Consumer Finance - 0.8%
OneMain Holdings, Inc. (a)	169,870	5,085,908

Insurance - 8.8%
American Financial Group, Inc./OH	89,200	10,010,024
Everest Re Group Ltd.	25,790	6,623,388
First American Financial Corp.	102,120	5,992,402
Hanover Insurance Group, Inc. (The)	40,240	4,743,894
Old Republic International Corp.	350,390	7,515,865
Reinsurance Group of America, Inc. - Class A	79,420	12,230,680
Selective Insurance Group, Inc.	110,430	6,703,101
Validus Holdings Ltd.	80,112	5,403,554

		59,222,908

Thrifts & Mortgage Finance - 2.2%
BankUnited, Inc.	202,040	8,077,559
Essent Group Ltd. (a)	149,918	6,380,510

		14,458,069

		156,769,819

Industrials - 17.7%
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	112,360	6,792,162

Airlines - 2.7%
Alaska Air Group, Inc.	67,990	4,212,661
Hawaiian Holdings, Inc.	110,240	4,266,288
SkyWest, Inc.	178,080	9,687,552

		18,166,501

Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	103,540	3,466,519
Steelcase, Inc. - Class A	581,344	7,906,279

		11,372,798

Construction & Engineering - 4.0%
AECOM (a)	197,245	7,027,839
Granite Construction, Inc.	99,020	5,531,257
Quanta Services, Inc. (a)	237,805	8,168,602
Tutor Perini Corp. (a)	264,170	5,824,949

		26,552,647

Company	Shares	U.S. $ Value
Electrical Equipment - 2.5%
EnerSys	120,480	$8,357,698
Regal Beloit Corp.	113,370	8,315,689

		16,673,387

Machinery - 2.7%
Oshkosh Corp.	92,640	7,158,293
SPX FLOW, Inc. (a)	120,940	5,949,038
Terex Corp.	138,870	5,195,127

		18,302,458

Road & Rail - 2.1%
Ryder System, Inc.	91,846	6,685,470
Werner Enterprises, Inc.	213,130	7,779,245

		14,464,715

Trading Companies & Distributors - 1.0%
MRC Global, Inc. (a)	395,110	6,495,608

		118,820,276

Information Technology - 15.5%
Communications Equipment - 1.5%
Finisar Corp. (a)(b)	281,170	4,445,298
Infinera Corp. (a)	433,132	4,703,813
NETGEAR, Inc. (a)	10,973	627,656

		9,776,767

Electronic Equipment, Instruments & Components - 5.2%
Anixter International, Inc. (a)	117,250	8,881,688
Avnet, Inc.	180,440	7,535,174
CDW Corp./DE	115,280	8,105,337
Sanmina Corp. (a)	152,340	3,983,691
VeriFone Systems, Inc. (a)	429,500	6,605,710

		35,111,600

IT Services - 3.6%
Amdocs Ltd.	109,360	7,296,499
Booz Allen Hamilton Holding Corp.	239,985	9,292,219
Genpact Ltd.	242,410	7,754,696

		24,343,414

Semiconductors & Semiconductor Equipment - 2.6%
Cypress Semiconductor Corp.	439,550	7,454,768
Mellanox Technologies Ltd. (a)	83,760	6,101,916
Qorvo, Inc. (a)	49,670	3,499,251

		17,055,935

Software - 1.3%
Verint Systems, Inc. (a)	211,100	8,992,860

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	270,067	$8,512,512

		103,793,088

Consumer Discretionary - 14.3%
Auto Components - 3.3%
Cooper-Standard Holdings, Inc. (a)	73,709	9,052,202
Dana, Inc.	180,460	4,648,650
Lear Corp.	25,137	4,677,745
Tenneco, Inc.	68,760	3,772,861

		22,151,458

Diversified Consumer Services - 1.7%
Houghton Mifflin Harcourt Co. (a)	446,125	3,100,569
Sotheby’s (a)	162,750	8,350,702

		11,451,271

Hotels, Restaurants & Leisure - 2.0%
Bloomin’ Brands, Inc.	375,939	9,127,799
Brinker International, Inc. (b)	118,652	4,283,337

		13,411,136

Household Durables - 1.4%
Lennar Corp. - Class A	159,193	9,382,835

Media - 0.7%
Scholastic Corp.	120,730	4,689,153

Specialty Retail - 3.0%
Burlington Stores, Inc. (a)	38,277	5,096,583
Caleres, Inc.	126,785	4,259,976
Michaels Cos., Inc. (The) (a)	295,690	5,828,050
Signet Jewelers Ltd.	137,250	5,286,870

		20,471,479

Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc. (a)	490,240	7,966,400
Deckers Outdoor Corp. (a)	72,010	6,483,060

		14,449,460

		96,006,792

Energy - 7.5%
Energy Equipment & Services - 2.4%
Helix Energy Solutions Group, Inc. (a)	333,230	1,929,402
Oil States International, Inc. (a)	267,520	7,009,024
RPC, Inc. (b)	399,610	7,204,968

		16,143,394

Oil, Gas & Consumable Fuels - 5.1%
HollyFrontier Corp.	150,200	7,338,772
Oasis Petroleum, Inc. (a)	723,990	5,864,319
QEP Resources, Inc. (a)	833,860	8,163,490
SM Energy Co.	333,410	6,011,382
SRC Energy, Inc. (a)	702,200	6,621,746

		33,999,709

		50,143,103

Company	Shares	U.S. $ Value
Real Estate - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
American Campus Communities, Inc.	157,710	$6,090,760
Education Realty Trust, Inc.	177,530	5,814,107
Empire State Realty Trust, Inc. - Class A	325,971	5,473,053
Gramercy Property Trust	323,348	7,026,352
STAG Industrial, Inc.	260,940	6,241,685
Sun Communities, Inc.	57,180	5,224,537

		35,870,494

Materials - 4.7%
Chemicals - 2.0%
Ingevity Corp. (a)	39,700	2,925,493
Orion Engineered Carbons SA	92,710	2,512,441
Trinseo SA	110,870	8,209,923

		13,647,857

Containers & Packaging - 1.3%
Graphic Packaging Holding Co.	542,230	8,323,231

Metals & Mining - 1.4%
Alcoa Corp. (a)	212,170	9,539,163

		31,510,251

Health Care - 4.4%
Health Care Providers & Services - 3.0%
LifePoint Health, Inc. (a)	136,995	6,438,765
Molina Healthcare, Inc. (a)	93,720	7,608,189
WellCare Health Plans, Inc. (a)	33,179	6,424,450

		20,471,404

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	78,785	9,307,660

		29,779,064

Utilities - 3.7%
Electric Utilities - 2.6%
Alliant Energy Corp.	150,238	6,138,725
PNM Resources, Inc.	151,690	5,802,142
Portland General Electric Co.	140,420	5,688,414

		17,629,281

Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	44,330	2,998,038

Multi-Utilities - 0.6%
Black Hills Corp.	78,015	4,236,215

		24,863,534

Company	Shares	U.S. $ Value
Consumer Staples - 2.3%
Beverages - 0.9%
Cott Corp.	440,569	$6,485,176

Food Products - 1.4%
Ingredion, Inc.	36,345	4,685,597
Nomad Foods Ltd. (a)	289,880	4,562,711

		9,248,308

		15,733,484

Total Common Stocks (cost $527,692,326)		663,289,905

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Time Deposit
0.28%, 4/02/18 (cost $10,122,859)	$10,123	10,122,859

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $537,815,185)		673,412,764

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(d)(e) (cost $15,741,434)	15,741,434	15,741,434

Total Investments - 102.8% (cost $553,556,619) (f)		689,154,198	(g)
Other assets less liabilities - (2.8)%		(18,665,988)

Net Assets - 100.0%		$670,488,210

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $162,702,287 and gross unrealized depreciation of investments was $(27,104,708), resulting in net unrealized appreciation of $135,597,579.
(g)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$663,289,905		$	– 0	–	$	– 0	–	$663,289,905
Short-Term Investments	– 0	–		10,122,859			– 0	–	10,122,859
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,741,434			– 0	–		– 0	–	15,741,434

Total Investments in Securities	679,031,339			10,122,859			– 0	–	689,154,198
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$679,031,339			$10,122,859		$	– 0	–	$689,154,198

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio*	$18,302	$56,000	$58,561	$15,741	$53

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Value Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Financials - 30.0%
Banks - 11.3%
Bank of America Corp.	105,717	$3,170,453
Comerica, Inc.	13,766	1,320,572
Wells Fargo & Co.	58,558	3,069,025

		7,560,050

Capital Markets - 2.0%
Goldman Sachs Group, Inc. (The)	5,263	1,325,539

Consumer Finance - 5.6%
Capital One Financial Corp.	12,113	1,160,668
OneMain Holdings, Inc. (a)	23,895	715,416
Synchrony Financial	55,533	1,862,021

		3,738,105

Insurance - 11.1%
Allstate Corp. (The)	13,981	1,325,399
American International Group, Inc.	38,231	2,080,531
Everest Re Group Ltd.	6,623	1,700,919
First American Financial Corp.	13,521	793,412
FNF Group	37,090	1,484,342

		7,384,603

		20,008,297

Information Technology - 15.6%
Communications Equipment - 3.4%
Juniper Networks, Inc.	38,700	941,571
Nokia Oyj (Sponsored ADR) - Class A	240,833	1,317,356

		2,258,927

IT Services - 1.1%
Booz Allen Hamilton Holding Corp.	18,651	722,167

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	36,720	1,912,378

Software - 4.2%
Oracle Corp.	60,950	2,788,462

Technology Hardware, Storage & Peripherals - 4.0%
HP, Inc.	67,820	1,486,614
NCR Corp. (a)	17,192	541,892
Xerox Corp.	22,966	660,962

		2,689,468

		10,371,402

Energy - 11.7%
Energy Equipment & Services - 1.4%
RPC, Inc. (b)	52,454	945,746

Oil, Gas & Consumable Fuels - 10.3%
Canadian Natural Resources Ltd.	32,861	1,034,136
Devon Energy Corp.	25,864	822,216
EOG Resources, Inc.	18,770	1,975,918
Hess Corp.	24,111	1,220,499
Marathon Petroleum Corp.	24,257	1,773,429

		6,826,198

		7,771,944

Company	Shares	U.S. $ Value
Health Care - 9.4%
Biotechnology - 2.2%
Gilead Sciences, Inc.	19,892	$1,499,658

Health Care Providers & Services - 5.6%
Aetna, Inc.	5,965	1,008,085
Cigna Corp.	8,133	1,364,230
McKesson Corp.	9,607	1,353,338

		3,725,653

Pharmaceuticals - 1.6%
Mallinckrodt PLC (a)	29,125	421,730
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	36,838	629,561

		1,051,291

		6,276,602

Consumer Discretionary - 8.3%
Auto Components - 3.0%
Lear Corp.	3,665	682,020
Magna International, Inc. (New York) - Class A	23,707	1,335,889

		2,017,909

Media - 3.9%
Comcast Corp. - Class A	40,726	1,391,608
Twenty-First Century Fox, Inc. - Class A	33,348	1,223,538

		2,615,146

Specialty Retail - 1.4%
Michaels Cos., Inc. (The) (a)	25,459	501,797
Signet Jewelers Ltd.	10,040	386,741

		888,538

		5,521,593

Consumer Staples - 8.0%
Beverages - 1.8%
PepsiCo, Inc.	11,057	1,206,872

Food Products - 2.2%
Tyson Foods, Inc. - Class A	20,070	1,468,923

Tobacco - 4.0%
British American Tobacco PLC (Sponsored ADR)	14,295	824,678
Philip Morris International, Inc.	18,410	1,829,954

		2,654,632

		5,330,427

Industrials - 5.5%
Aerospace & Defense - 3.1%
Raytheon Co.	9,603	2,072,519

Company	Shares	U.S. $ Value
Airlines - 1.2%
JetBlue Airways Corp. (a)	38,496	$782,239

Machinery - 1.2%
Oshkosh Corp.	10,533	813,885

		3,668,643

Utilities - 4.8%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	21,567	1,479,281
Edison International	12,252	779,962

		2,259,243

Multi-Utilities - 1.4%
NiSource, Inc.	39,632	947,601

		3,206,844

Materials - 3.1%
Chemicals - 1.9%
CF Industries Holdings, Inc.	14,147	533,766
Mosaic Co. (The)	29,074	705,917

		1,239,683

Metals & Mining - 1.2%
Alcoa Corp. (a)	18,003	809,415

		2,049,098

Telecommunication Services - 2.5%
Wireless Telecommunication Services - 2.5%
T-Mobile US, Inc. (a)	27,775	1,695,386

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Mid-America Apartment Communities, Inc.	6,670	608,571

Total Common Stocks (cost $56,867,530)		66,508,807

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit
0.28%, 4/02/18 (cost $62,542)	$63	62,542

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $56,930,072)		66,571,349

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(d)(e) (cost $917,945)	917,945	917,945

Total Investments - 101.3% (cost $57,848,017) (f)		67,489,294	(g)
Other assets less liabilities - (1.3)%		(893,893)

Net Assets - 100.0%		$66,595,401

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,233,955 and gross unrealized depreciation of investments was $(3,592,678), resulting in net unrealized appreciation of $9,641,277.
(g)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Value Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$66,508,807		$	– 0	–	$	– 0	–	$66,508,807
Short-Term Investments	– 0	–		62,542			– 0	–	62,542
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	917,945			– 0	–		– 0	–	917,945

Total Investments in Securities	67,426,752			62,542			– 0	–	67,489,294
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$67,426,752			$62,542		$	– 0	–	$67,489,294

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio*	$1,364	$4,322	$4,768	$918	$4

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2018